Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (36.6%)

		Communication Services (4.0%)
50,000,000	EUR	America Movil, BV 0.000%, 03/02/24	$56,791,645
		Bandwidth, Inc.
7,500,000		0.500%, 04/01/28~	4,891,500
3,000,000		0.250%, 03/01/26	2,339,820
		Bilibili, Inc.~
12,000,000		1.375%, 04/01/26	15,196,080
5,000,000		1.250%, 06/15/27	5,281,200
10,000,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	14,291,569
1,000,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	8,111,167
		Eventbrite, Inc.
2,500,000		5.000%, 12/01/25~	2,597,400
1,953,000		0.750%, 09/15/26	1,518,184
5,000,000		Fubotv, Inc.~ 3.250%, 02/15/26	2,358,850
19,667,000		iQIYI, Inc.~ 4.000%, 12/15/26	17,208,625
		JOYY, Inc.~
10,000,000		1.375%, 06/15/26	9,076,800
10,000,000		0.750%, 06/15/25	9,702,700
15,000,000		Live Nation Entertainment, Inc.* 3.125%, 01/15/29	16,087,050
27,500,000		Lyft, Inc.~ 1.500%, 05/15/25	25,226,575
15,000,000		Match Group Finance Co. 3, Inc.~* 2.000%, 01/15/30	14,748,750
20,000,000		Match Group Financeco 2, Inc.* 0.875%, 06/15/26	19,249,000
7,707,000		Perficient, Inc. 0.125%, 11/15/26	6,218,778
2,500,000		Radius Global Infrastructure, Inc.~* 2.500%, 09/15/26	2,315,325
		Sea, Ltd.~
80,040,000		0.250%, 09/15/26^	62,290,330
9,614,000		1.000%, 12/01/24	13,255,495
7,500,000		2.375%, 12/01/25	7,982,700
		Snap, Inc.~
77,897,000		0.000%, 05/01/27	57,537,840
40,000,000		0.125%, 03/01/28*	28,745,600
14,970,000		0.750%, 08/01/26	13,916,711
10,000,000		0.250%, 05/01/25	9,610,100
		TechTarget, Inc.
20,000,000		0.000%, 12/15/26	16,012,600
7,500,000		0.125%, 12/15/25~	7,105,650
15,000,000		TripAdvisor, Inc.~ 0.250%, 04/01/26	12,766,950
28,201,000		World Wrestling Entertainment, Inc.~ 3.375%, 12/15/23	95,913,857
12,500,000		Ziff Davis, Inc.~*^ 1.750%, 11/01/26	13,267,500
		Zillow Group, Inc.~
18,000,000		0.750%, 09/01/24	21,186,540
15,000,000		1.375%, 09/01/26	17,869,050

			610,671,941

PRINCIPAL AMOUNT			VALUE

		Consumer Discretionary (6.8%)
7,000,000		2U, Inc.~ 2.250%, 05/01/25	$5,270,860
91,893,000		Airbnb, Inc.~ 03/15/26	79,059,224
		Carnival Corp.
21,500,000		5.750%, 10/01/24	28,348,180
20,000,000		5.750%, 12/01/27*	22,295,600
3,009,000		Cheesecake Factory, Inc.~ 0.375%, 06/15/26	2,623,427
		Chegg, Inc.~
13,457,000		0.125%, 03/15/25	11,985,746
12,500,000		0.000%, 09/01/26	9,920,625
7,500,000		Cracker Barrel Old Country Store, Inc.~ 0.625%, 06/15/26	6,768,225
35,000,000	EUR	Delivery Hero, SE 1.500%, 01/15/28	28,255,363
22,900,000		Dick’s Sporting Goods, Inc. 3.250%, 04/15/25	93,243,762
75,956,000		DraftKings Holdings, Inc.~ 0.000%, 03/15/28	52,093,663
		Etsy, Inc.~
60,000,000		0.250%, 06/15/28	54,147,000
30,000,000		0.125%, 10/01/26	51,637,500
18,500,000		Farfetch, Ltd.~ 3.750%, 05/01/27	16,306,085
30,000,000		Fiverr International, Ltd.~ 0.000%, 11/01/25	25,358,700
10,000,000		Ford Motor Company~^ 0.000%, 03/15/26	10,181,200
6,500,000		Groupon, Inc.~ 1.125%, 03/15/26	3,754,530
15,000,000		Guess?, Inc.~ 2.000%, 04/15/24	16,747,800
10,000,000		Li Auto, Inc.~ 0.250%, 05/01/28	11,383,900
62,500,000		Lucid Group, Inc.~* 1.250%, 12/15/26	40,337,500
13,000,000		Luminar Technologies, Inc.~* 1.250%, 12/15/26	8,000,460
		Marriott Vacations Worldwide Corp.
10,000,000		3.250%, 12/15/27*	10,814,900
7,000,000		0.000%, 01/15/26~	7,564,620
20,000,000		Meituan 0.000%, 04/27/27	17,745,400
12,500,000		MercadoLibre, Inc.~^ 2.000%, 08/15/28	34,042,750
7,500,000		National Vision Holdings, Inc.~ 2.500%, 05/15/25	10,692,900
		NIO, Inc.~
10,199,000		0.500%, 02/01/27	8,480,367
10,000,000		0.000%, 02/01/26	9,233,700
20,000,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	16,629,414
47,500,000		Peloton Interactive, Inc.~ 0.000%, 02/15/26	36,901,800
		Pinduoduo, Inc.~
17,000,000		0.000%, 12/01/25	16,449,030
6,750,000		0.000%, 10/01/24	15,563,543
5,000,000		Porch Group, Inc.~* 0.750%, 09/15/26	3,022,950
20,000,000		Royal Caribbean Cruises, Ltd.~* 6.000%, 08/15/25	30,632,800

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
10,245,000		Shake Shack, Inc.~ 0.000%, 03/01/28	$7,681,496
10,833,000		Stride, Inc.~ 1.125%, 09/01/27	11,282,136
16,822,000		Tesla, Inc.~ 2.000%, 05/15/24	140,720,740
11,632,000		Vroom, Inc.~ 0.750%, 07/01/26	4,091,207
		Wayfair, Inc.
27,590,000		0.625%, 10/01/25~	21,218,641
25,000,000		1.000%, 08/15/26	19,142,250
23,055,000		3.250%, 09/15/27*	27,688,824
12,500,000		Winnebago Industries, Inc.~ 1.500%, 04/01/25	14,695,375

			1,042,014,193

		Consumer Staples (0.4%)
11,500,000		Beauty Health Company~* 1.250%, 10/01/26	9,450,470
36,755,000		Beyond Meat, Inc.~ 03/15/27	9,293,134
15,000,000		Herbalife Nutrition, Ltd.~ 2.625%, 03/15/24	14,098,350
15,000,000		Post Holdings, Inc.~*^ 2.500%, 08/15/27	16,368,150
610,000,000	JPY	Yaoko Company, Ltd. 0.000%, 06/20/24	5,344,887

			54,554,991

		Energy (1.1%)
15,000,000		Chesapeake Energy Corp. 5.500%, 09/15/26	337,500
5,000,000		Northern Oil And Gas, Inc.* 3.625%, 04/15/29	5,713,850
71,500,000		Pioneer Natural Resources Company~ 0.250%, 05/15/25	168,566,255

			174,617,605

		Financials (0.8%)
80,800,000		Coinbase Global, Inc.~ 0.500%, 06/01/26	55,121,760
5,000,000		Hope Bancorp, Inc.~ 2.000%, 05/15/38	4,939,800
20,000,000		JPMorgan Chase & Company 0.000%, 12/28/23	19,301,000
10,467,000		JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)~§ 0.250%, 05/01/23	11,459,062
75,000,000	HKD	Link CB Ltd. 4.500%, 12/12/27	10,908,126
13,000,000		PRA Group, Inc.~ 3.500%, 06/01/23	13,110,500
10,000,000		SoFi Technologies, Inc.~* 0.000%, 10/15/26	7,565,500

			122,405,748

		Health Care (4.1%)
15,000,000		Accolade, Inc.~ 0.500%, 04/01/26	11,671,050
22,500,000		Alnylam Pharmaceuticals, Inc.*^ 1.000%, 09/15/27	24,070,500
4,000,000		Alphatec Holdings, Inc.~ 0.750%, 08/01/26	3,879,280

PRINCIPAL AMOUNT		VALUE
8,500,000	Ascendis Pharma, A/S~* 2.250%, 04/01/28	$8,873,320
	Bridgebio Pharma, Inc.~
10,000,000	2.500%, 03/15/27	4,854,600
10,000,000	2.250%, 02/01/29	3,455,700
3,759,000	Coherus Biosciences, Inc. 1.500%, 04/15/26	2,674,529
3,500,000	Collegium Pharmaceutical, Inc.~ 2.625%, 02/15/26	4,032,385
20,000,000	CONMED Corp.~* 2.250%, 06/15/27	19,019,200
3,188,000	CryoPort, Inc.~* 0.750%, 12/01/26	2,527,064
16,000,000	Dexcom, Inc.~ 0.750%, 12/01/23	41,728,480
10,000,000	Envista Holdings Corp.~ 2.375%, 06/01/25	19,116,700
5,000,000	Evolent Health, Inc.~ 1.500%, 10/15/25	5,809,350
37,000,000	Halozyme Therapeutics, Inc.~* 1.000%, 08/15/28	41,331,220
54,885,000	Illumina, Inc.~ 0.000%, 08/15/23	53,382,798
	Innoviva, Inc.~
17,000,000	2.500%, 08/15/25	17,005,100
10,000,000	2.125%, 03/15/28*	8,153,200
9,000,000	Insmed, Inc.~ 0.750%, 06/01/28	8,009,640
27,500,000	Insulet Corp.~ 0.375%, 09/01/26	38,043,225
5,000,000	Intercept Pharmaceuticals, Inc. 2.000%, 05/15/26	3,840,950
11,243,000	Ionis Pharmaceuticals, Inc.~ 0.125%, 12/15/24	10,418,776
	Ironwood Pharmaceuticals, Inc.~
12,500,000	0.750%, 06/15/24	13,132,125
9,500,000	1.500%, 06/15/26	10,057,650
24,500,000	Jazz Investments I, Ltd.~^ 2.000%, 06/15/26	28,896,525
5,000,000	Lantheus Holdings, Inc.* 2.625%, 12/15/27	5,366,100
7,250,000	Livongo Health, Inc. 0.875%, 06/01/25	6,494,477
5,000,000	Mesa Laboratories, Inc.~ 1.375%, 08/15/25	4,844,700
10,000,000	Natera, Inc.~ 2.250%, 05/01/27	13,627,400
10,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	6,688,700
7,500,000	Neurocrine Biosciences, Inc.~ 2.250%, 05/15/24	11,017,800
4,500,000	NextGen Healthcare, Inc.* 3.750%, 11/15/27	4,725,180
15,000,000	Novocure, Ltd.~ 11/01/25	14,569,800
	Oak Street Health, Inc.~^
40,000,000	0.000%, 03/15/26	34,438,800
6,000,000	0.010%, 03/15/26	5,165,820
12,500,000	Omnicell, Inc.~ 0.250%, 09/15/25	11,425,625
11,233,000	Pacira BioSciences, Inc.~ 0.750%, 08/01/25	10,328,743
4,000,000	Revance Therapeutics, Inc. 1.750%, 02/15/27	5,163,160
	Sarepta Therapeutics, Inc.
45,000,000	1.250%, 09/15/27*	51,325,200
10,115,000	1.500%, 11/15/24~^	18,288,021

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
12,500,000		SmileDirectClub, Inc.* 0.000%, 02/01/26	$2,183,375
10,000,000		Supernus Pharmaceuticals, Inc.~ 0.625%, 04/01/23	9,923,900
5,000,000		Tabula Rasa HealthCare, Inc.~ 1.750%, 02/15/26	4,028,600
16,250,000		Teladoc Health, Inc.~^ 1.250%, 06/01/27	13,053,300
10,500,000		Veradigm, Inc.~ 0.875%, 01/01/27	15,221,220

			631,863,288

		Industrials (1.4%)
17,500,000		American Airlines Group, Inc.~ 6.500%, 07/01/25	21,511,000
14,000,000		Atlas Air Worldwide Holdings, Inc. 1.875%, 06/01/24	23,651,040
10,000,000		Axon Enterprise, Inc.*^ 0.500%, 12/15/27	10,795,300
15,000,000		Chart Industries, Inc. 1.000%, 11/15/24	34,186,650
11,250,000		FTI Consulting, Inc.~ 2.000%, 08/15/23	17,847,225
6,600,000		Greenbrier Companies, Inc.~ 2.875%, 04/15/28	5,683,854
20,000,000		John Bean Technologies Corp. 0.250%, 05/15/26	18,529,800
16,467,000		Middleby Corp.~ 1.000%, 09/01/25	21,525,333
10,000,000	EUR	Safran, SA 0.875%, 05/15/27	15,416,987
12,500,000		Seaspan Corp.* 3.750%, 12/15/25	14,895,750
4,000,000		Stem, Inc.~*^ 0.500%, 12/01/28	2,694,000
35,000,000		Upwork, Inc.~ 0.250%, 08/15/26	27,611,150
15,000,000		Virgin Galactic Holdings, Inc.~* 2.500%, 02/01/27	8,744,100

			223,092,189

		Information Technology (16.3%)
20,000,000		3D Systems Corp. 0.000%, 11/15/26	14,827,800
30,056,000		Affirm Holdings, Inc. 0.000%, 11/15/26	19,067,226
		Akamai Technologies, Inc.~
73,500,000		0.375%, 09/01/27	73,155,285
55,000,000		0.125%, 05/01/25	59,156,350
10,000,000		Altair Engineering, Inc.~* 1.750%, 06/15/27	9,842,300
		Alteryx, Inc.~
10,000,000		1.000%, 08/01/26	8,435,000
10,000,000		0.500%, 08/01/24	9,317,600
16,398,000		Bentley Systems, Inc.~ 0.125%, 01/15/26	15,233,742
15,000,000		BigCommerce Holdings, Inc. 0.250%, 10/01/26	11,401,950
50,000,000		Bill.com Holdings, Inc.~ 0.000%, 12/01/25	52,516,000
		Blackline, Inc.~
50,000,000		0.000%, 03/15/26	43,413,000
24,000,000		0.125%, 08/01/24	27,527,520
		Block, Inc.
35,000,000		0.500%, 05/15/23~	40,033,350
25,000,000		0.125%, 03/01/25~	25,550,750

PRINCIPAL AMOUNT		VALUE
17,000,000	0.000%, 05/01/26~	$14,516,300
10,000,000	0.250%, 11/01/27^	8,087,800
25,000,000	Box, Inc.~ 0.000%, 01/15/26	33,551,250
20,000,000	Ceridian HCM Holding, Inc.~ 0.250%, 03/15/26	18,148,400
59,700,000	Confluent, Inc. 0.000%, 01/15/27	46,643,013
	Coupa Software, Inc.
63,000,000	0.375%, 06/15/26~	61,390,350
22,876,000	0.125%, 06/15/25	22,351,911
15,000,000	CyberArk Software, Ltd.~ 0.000%, 11/15/24	16,531,800
20,000,000	Datadog, Inc.~ 0.125%, 06/15/25	21,942,800
62,500,000	DigitalOcean Holdings, Inc.^ 12/01/26	48,367,500
	Dropbox, Inc.~
27,750,000	0.000%, 03/01/28	25,205,048
23,000,000	0.000%, 03/01/26	21,148,270
	Enphase Energy, Inc.~
16,000,000	0.000%, 03/01/28	17,258,560
10,000,000	0.000%, 03/01/26	10,551,300
	Envestnet, Inc.
10,000,000	2.625%, 12/01/27*	11,216,900
6,000,000	0.750%, 08/15/25	5,585,940
8,000,000	Everbridge, Inc.~ 03/15/26	6,828,800
50,000,000	Fastly, Inc.~ 03/15/26	38,973,500
15,000,000	Five9, Inc.~ 0.500%, 06/01/25	14,208,750
20,000,000	Guidewire Software, Inc.~ 1.250%, 03/15/25	19,285,000
5,000,000	Impinj, Inc. 1.125%, 05/15/27	6,858,200
	Infinera Corp.~
15,000,000	2.125%, 09/01/24	15,209,400
6,000,000	3.750%, 08/01/28*	7,957,200
13,000,000	Insight Enterprises, Inc.~ 0.750%, 02/15/25	21,683,870
10,000,000	InterDigital, Inc.~* 3.500%, 06/01/27	11,004,700
15,000,000	Itron, Inc.~^ 03/15/26	12,713,250
15,000,000	Jamf Holding Corp. 0.125%, 09/01/26	12,596,400
16,000,000	Lenovo Group, Ltd. 3.375%, 01/24/24	17,593,440
17,500,000	LivePerson, Inc.~ 12/15/26	13,051,500
	Lumentum Holdings, Inc.~
50,500,000	0.500%, 12/15/26	46,144,880
20,000,000	0.250%, 03/15/24	22,446,000
12,500,000	0.500%, 06/15/28*	10,058,250
18,000,000	Magnite, Inc.~ 0.250%, 03/15/26	14,575,500
10,000,000	Marathon Digital Holdings, Inc. 1.000%, 12/01/26	3,165,700
	MicroStrategy, Inc.
29,523,000	0.000%, 02/15/27~	13,256,713
9,601,000	0.750%, 12/15/25	7,127,014
75,500,000	MongoDB, Inc.~ 0.250%, 01/15/26	92,668,700
40,000,000	NCL Corp. Ltd. 1.125%, 02/15/27	30,630,400
10,000,000	New Relic, Inc.~ 0.500%, 05/01/23	9,871,900
20,000,000	Nice Systems, Inc.~ 1.250%, 01/15/24	49,663,400
5,000,000	Nice, Ltd. 09/15/25	4,789,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
10,000,000	Nova, Ltd.~ 10/15/25	$13,179,300
14,960,000	Nutanix, Inc. 0.250%, 10/01/27	12,992,760
	Okta, Inc.~
57,500,000	0.125%, 09/01/25	50,865,650
43,500,000	0.375%, 06/15/26	37,166,400
60,000,000	ON Semiconductor Corp.~ 05/01/27	90,000,000
	Palo Alto Networks, Inc.~
109,925,000	0.750%, 07/01/23	196,957,019
78,000,000	0.375%, 06/01/25	128,100,960
32,500,000	Pegasystems, Inc.~ 0.750%, 03/01/25	28,429,375
12,500,000	Progress Software Corp.~ 1.000%, 04/15/26	13,164,125
2,000,000	PROS Holdings, Inc. 2.250%, 09/15/27	1,804,640
30,625,000	Q2 Holdings, Inc.~ 0.125%, 11/15/25	26,287,581
19,500,000	Rapid7, Inc.~ 0.250%, 03/15/27	16,101,345
7,500,000	Repay Holdings Corp.~* 0.000%, 02/01/26	6,040,500
	RingCentral, Inc.~
41,100,000	0.000%, 03/15/26	33,131,943
20,000,000	0.010%, 03/01/25	17,559,600
	Shift4 Payments, Inc.~
17,500,000	0.500%, 08/01/27	15,657,075
15,000,000	0.000%, 12/15/25	16,061,550
15,000,000	Shopify, Inc.~^ 0.125%, 11/01/25	13,182,600
30,000,000	Silicon Laboratories, Inc.~ 0.625%, 06/15/25	41,285,400
5,000,000	SMART Global Holdings, Inc. 2.250%, 02/15/26	5,439,300
	Splunk, Inc.~
40,000,000	0.500%, 09/15/23	38,983,600
32,500,000	1.125%, 09/15/25	32,083,025
20,000,000	1.125%, 06/15/27	17,298,000
75,000,000	Spotify USA, Inc.~ 0.000%, 03/15/26	62,721,750
15,000,000	Teradyne, Inc.~ 1.250%, 12/15/23	48,360,150
5,000,000	Tyler Technologies, Inc.~ 0.250%, 03/15/26	4,753,100
95,074,000	Unity Software, Inc. 0.000%, 11/15/26	73,503,611
10,000,000	Varonis Systems, Inc. 1.250%, 08/15/25	10,931,700
10,000,000	Verint Systems, Inc.~ 0.250%, 04/15/26	8,951,800
5,000,000	Veritone, Inc. 1.750%, 11/15/26	3,549,950
10,000,000	Vishay Intertechnology, Inc.~ 2.250%, 06/15/25	9,977,600
26,500,000	Western Digital Corp.~ 1.500%, 02/01/24	25,493,000
10,000,000	Wix.com, Ltd.~ 0.000%, 07/01/23	9,819,400
	Wolfspeed, Inc.
17,500,000	1.750%, 05/01/26~	30,123,625
15,000,000	0.250%, 02/15/28~*	13,758,750
12,500,000	1.875%, 12/01/29*	12,141,125
17,500,000	Workiva, Inc.~ 1.125%, 08/15/26	22,098,825

PRINCIPAL AMOUNT			VALUE
25,000,000		Zscaler, Inc.~ 0.125%, 07/01/25	$27,356,250

			2,509,648,866

		Materials (0.4%)
10,000,000		Amyris, Inc. 1.500%, 11/15/26	3,160,000
10,000,000		ATI, Inc.~ 3.500%, 06/15/25	24,205,900
3,124,000		Lithium Americas Corp. 1.750%, 01/15/27	2,727,783
20,000,000	CHF	Sika, AG 0.150%, 06/05/25	30,402,185

			60,495,868

		Other (0.4%)
60,000,000		Cloudflare, Inc. 0.000%, 08/15/26	50,043,000
5,000,000		QIAGEN, NV 0.000%, 12/17/27	4,616,550
10,000,000		Upstart Holdings, Inc. 0.250%, 08/15/26	6,060,300

			60,719,850

		Real Estate (0.4%)
20,000,000	EUR	ANLLIAN Capital, Ltd. 0.010%, 02/05/25	27,602,094
12,500,000		Opendoor Technologies, Inc.~* 0.250%, 08/15/26	6,345,250
5,000,000		Realogy Group, LLC / Realogy Co-Issuer Corp.~ 0.250%, 06/15/26	3,808,200
		Redfin Corp.~
20,000,000		0.500%, 04/01/27	10,116,200
15,000,000		0.000%, 10/15/25	9,872,100

			57,743,844

		Special Purpose Acquisition Company (0.3%)
45,000,000		1Life Healthcare, Inc. 3.000%, 06/15/25	43,250,400

		Utilities (0.2%)
12,500,000		NextEra Energy Partners, LP~* 0.000%, 06/15/24	11,945,125
		Sunnova Energy International, Inc.~
10,000,000		2.625%, 02/15/28*	8,432,200
10,000,000		0.250%, 12/01/26	8,108,600

			28,485,925

		TOTAL CONVERTIBLE BONDS (Cost $5,647,784,386)	5,619,564,708

CORPORATE BOND (1.4%)

		Airlines (0.0%)
2,700,000		Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets, Ltd.* 6.500%, 06/20/27	2,731,401

		Communication Services (0.1%)
		Comcast Corp.
3,257,000		3.375%, 08/15/25	3,169,843
3,000,000		5.250%, 11/07/25	3,065,880

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
4,500,000	Maxar Technologies, Inc.* 7.750%, 06/15/27	$4,706,145
3,214,000	Netflix, Inc.* 3.625%, 06/15/25	3,118,126
2,500,000	Verizon Communications, Inc. 1.450%, 03/20/26	2,278,225

		16,338,219

	Consumer Discretionary (0.2%)
5,000,000	American Honda Finance Corp. 4.750%, 01/12/26	5,042,900
	BorgWarner, Inc.
4,000,000	5.000%, 10/01/25*	3,977,440
3,120,000	3.375%, 03/15/25^	3,020,160
5,000,000	Cargill, Inc.* 4.875%, 10/10/25	5,039,700
5,000,000	Dollar General Corp. 4.150%, 11/01/25	4,927,000
5,000,000	General Motors Financial Company, Inc. 1.250%, 01/08/26	4,482,600
5,000,000	Lowe’s Companies, Inc. 4.400%, 09/08/25	4,980,500
1,859,000	VF Corp. 2.400%, 04/23/25	1,763,912

		33,234,212

	Consumer Staples (0.0%)
5,000,000	General Mills, Inc. 5.241%, 11/18/25	5,025,850

	Energy (0.1%)
5,000,000	Enterprise Products Operating LLC^ 5.050%, 01/10/26	5,074,700
5,000,000	MPLX, LP 4.875%, 06/01/25	4,993,200

		10,067,900

	Financials (0.4%)
5,000,000	Bank of America Corp.~‡ 1.530%, 12/06/25 SOFR + 0.65%	4,674,900
	Bank of Montreal
5,000,000	4.250%, 09/14/24	4,951,050
1,000,000	5.200%, 12/12/24	1,007,570
5,000,000	Bank of NY Mellon Corp.‡ 4.414%, 07/24/26 SOFR + 1.35%	4,967,750
3,500,000	Citizens Bank NA^‡ 6.064%, 10/24/25 SOFR + 1.50%	3,561,075
5,000,000	Huntington National Bank‡ 5.699%, 11/18/25 SOFR + 1.22%	5,053,150
2,000,000	Intercontinental Exchange, Inc. 3.650%, 05/23/25	1,973,160
5,000,000	JPMorgan Chase & Company‡ 2.595%, 02/24/26 SOFR + 0.92%	4,766,700
5,000,000	Mondelez International Holdings Netherlands, BV* 4.250%, 09/15/25	4,947,950

PRINCIPAL AMOUNT		VALUE
5,000,000	PNC Financial Services Group, Inc.‡ 5.671%, 10/28/25 SOFR + 1.10%	$5,063,700
5,000,000	State Street Corp.‡ 5.751%, 11/04/26 SOFR + 1.35%	5,139,300
5,000,000	Toronto-Dominion Bank 3.766%, 06/06/25	4,897,200
5,000,000	Toyota Motor Credit Corp. 3.950%, 06/30/25	4,936,950
5,000,000	Truist Financial Corp.‡ 5.900%, 10/28/26 SOFR + 1.63%	5,173,000
5,000,000	US Bancorp.‡ 5.727%, 10/21/26 SOFR + 1.43%	5,137,550

		66,251,005

	Health Care (0.2%)
4,860,000	Baxter International, Inc. 1.322%, 11/29/24	4,568,254
5,000,000	Elevance Health, Inc. 5.350%, 10/15/25	5,083,350
4,283,000	Gilead Sciences, Inc. 3.500%, 02/01/25	4,192,415
2,000,000	Horizon Pharma USA, Inc.* 5.500%, 08/01/27	2,043,720
5,000,000	UnitedHealth Group, Inc. 5.150%, 10/15/25	5,101,100
5,000,000	Zoetis, Inc. 5.400%, 11/14/25	5,118,300

		26,107,139

	Industrials (0.1%)
2,500,000	Lockheed Martin Corp. 4.950%, 10/15/25	2,540,525
3,830,000	Raytheon Technologies Corp. 3.950%, 08/16/25	3,784,423
1,750,000	Roper Technologies, Inc. 2.350%, 09/15/24	1,680,630
5,000,000	Siemens Financieringsmaatschappij, NV*^ 3.250%, 05/27/25	4,862,650

		12,868,228

	Information Technology (0.1%)
3,500,000	Broadridge Financial Solutions, Inc. 3.400%, 06/27/26	3,348,065
3,000,000	Mercedes-Benz Finance North America, LLC* 5.375%, 11/26/25	3,051,390
5,000,000	PayPal Holdings, Inc. 2.650%, 10/01/26	4,720,850
5,000,000	Take-Two Interactive Software, Inc. 3.300%, 03/28/24	4,901,500

		16,021,805

	Materials (0.0%)
3,417,000	Sherwin Williams Company~ 4.050%, 08/08/24	3,380,199

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Other (0.1%)
5,000,000	Diageo Capital, PLC 5.200%, 10/24/25	$5,111,050
1,457,000	Schlumberger Holdings Corp.* 3.750%, 05/01/24	1,439,137

		6,550,187

	Utilities (0.1%)
5,000,000	National Rural Utilities Cooperative Finance Corp. 5.450%, 10/30/25	5,109,850
5,000,000	Southern Company 5.150%, 10/06/25	5,057,400
5,000,000	WEC Energy Group, Inc. 5.000%, 09/27/25	5,036,200

		15,203,450

	TOTAL CORPORATE BOND (Cost $210,807,955)	213,779,595

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (1.5%)

	Communication Services (0.3%)
35,692	T-Mobile Exchangeable Trust~* 5.250%, 06/01/23	43,022,423

	Consumer Discretionary (0.2%)
316,491	Aptiv, PLC~ 5.500%, 06/15/23	39,874,701

	Financials (0.1%)
15,000	2020 Mandatory Exchangeable Trust~* 6.500%, 05/16/23	15,821,025

	Industrials (0.2%)
246,461	Chart Industries, Inc. 6.750%, 12/15/25	14,021,166
178,572	Clarivate, PLC~ 5.250%, 06/01/24	8,653,599
47,143	RBC Bearings, Inc.~^ 5.000%, 10/15/24	5,536,946

		28,211,711

	Information Technology (0.1%)
50,000	Coherent Corp.~ 6.000%, 07/01/23	9,473,500

	Utilities (0.6%)
400,000	American Electric Power Company, Inc.~^ 6.125%, 08/15/23	20,580,000
	NextEra Energy, Inc.
500,000	6.926%, 09/01/25	23,975,000
300,000	6.219%, 09/01/23~	14,367,000
205,000	5.279%, 03/01/23~	10,247,950

NUMBER OF SHARES		VALUE
150,000	PG&E Corp.~ 5.500%, 08/16/23	$21,189,000

		90,358,950

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $224,857,250)	226,762,310

COMMON STOCKS (58.1%)

	Communication Services (4.1%)
568,149	Activision Blizzard, Inc.~	43,503,169
1,135,873	Alphabet, Inc. - Class A~#	112,269,687
1,314,695	Alphabet, Inc. - Class C~#	131,298,590
1,234,951	AT&T, Inc.	25,155,952
1,012,445	Comcast Corp. - Class A~	39,839,711
183,008	Fox Corp. - Class A	6,211,291
228,013	Match Group, Inc.#	12,340,064
533,268	Meta Platforms, Inc. - Class A~#	79,440,934
101,872	Netflix, Inc.#	36,048,426
270,307	Paramount Global - Class B	6,260,310
163,081	T-Mobile US, Inc.#	24,349,624
1,094,485	TEGNA, Inc.~	21,813,086
942,409	Verizon Communications, Inc.~	39,175,942
457,102	Walt Disney Company~#	49,590,996

		627,297,782

	Consumer Discretionary (5.1%)
2,024,992	Amazon.com, Inc.~#	208,837,425
174,421	Aptiv, PLC#	19,725,271
8,483	Booking Holdings, Inc.~#	20,648,470
230,907	Caesars Entertainment, Inc.#	12,021,018
1,095,491	Carnival Corp.^#	11,853,213
10,775	Chipotle Mexican Grill, Inc.^#	17,739,745
64,696	Darden Restaurants, Inc.~	9,573,067
479,604	DISH Network Corp. - Class A^#	6,901,502
56,118	Dollar General Corp.~	13,109,165
196,538	DR Horton, Inc.~	19,396,335
184,301	eBay, Inc.	9,122,900
940,940	Ford Motor Company~	12,712,099
353,265	General Motors Company	13,890,380
244,672	Home Depot, Inc.~	79,315,322
543,703	iRobot Corp.#	24,466,635
197,938	Lowe’s Companies, Inc.~	41,220,588
173,270	McDonald’s Corp.	46,332,398
214,670	MGM Resorts International	8,889,485
331,621	NIKE, Inc. - Class B~	42,225,302
502,775	Norwegian Cruise Line Holdings, Ltd.^#	7,647,208
26,601	O’Reilly Automotive, Inc.#	21,077,302
111,716	Ross Stores, Inc.~	13,203,714
271,323	Starbucks Corp.~	29,612,192
122,742	Target Corp.~	21,128,808
187,923	Tesla, Inc.#	32,552,022
307,020	TJX Companies, Inc.~	25,132,657
33,773	Ulta Beauty, Inc.^#	17,357,971

		785,692,194

	Consumer Staples (3.4%)
398,403	Albertsons Companies, Inc.	8,446,144
454,798	Altria Group, Inc.~	20,484,102
184,992	Archer-Daniels-Midland Company~	15,326,587
118,887	Church & Dwight Company, Inc.	9,613,203
788,819	Coca-Cola Company	48,370,381
183,307	Colgate-Palmolive Company~	13,661,871

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
91,883	Constellation Brands, Inc. - Class A	$21,272,752
72,800	Costco Wholesale Corp.~	37,210,992
69,746	Estee Lauder Companies, Inc. - Class A	19,325,222
200,502	General Mills, Inc.	15,711,337
147,780	Kellogg Company~	10,134,752
110,141	Kimberly-Clark Corp.	14,319,432
254,719	Kraft Heinz Company	10,323,761
264,008	Kroger Company	11,782,677
519,960	Mondelez International, Inc. - Class A	34,026,182
114,448	Monster Beverage Corp.#	11,911,748
242,552	PepsiCo, Inc.~	41,481,243
434,501	Philip Morris International, Inc.~	45,292,384
426,737	Procter & Gamble Company	60,758,814
198,353	Sysco Corp.	15,364,423
403,616	Walmart, Inc.~	58,068,234

		522,886,241

	Energy (2.6%)
471,892	Chevron Corp.~	82,118,646
302,873	ConocoPhillips~	36,911,132
90,649	EOG Resources, Inc.~	11,988,330
556,184	Exxon Mobil Corp.~	64,522,906
211,792	Hess Corp.	31,802,687
627,369	Kinder Morgan, Inc.	11,480,853
412,850	Marathon Petroleum Corp.	53,059,482
194,713	Occidental Petroleum Corp.	12,615,455
125,762	ONEOK, Inc.	8,612,182
88,269	Phillips 66~	8,850,733
127,378	Pioneer Natural Resources Company	29,341,522
279,825	Schlumberger, Ltd.	15,944,428
85,398	Valero Energy Corp.~	11,958,282
316,548	Williams Companies, Inc.	10,205,508

		389,412,146

	Financials (5.6%)
155,937	Aflac, Inc.~	11,461,370
121,656	Allstate Corp.~	15,629,146
214,643	American Express Company~	37,547,500
444,819	American International Group, Inc.~	28,121,457
60,957	Ameriprise Financial, Inc.	21,342,265
108,749	Arthur J Gallagher & Company	21,284,354
91,433	Assurant, Inc.	12,123,101
2,472,297	Bank of America Corp.~	87,717,098
227,025	Bank of New York Mellon Corp.	11,480,654
328,192	Berkshire Hathaway, Inc. - Class B~#	102,238,372
23,555	BlackRock, Inc.~	17,883,192
108,098	Cboe Global Markets, Inc.	13,283,082
426,654	Charles Schwab Corp.~	33,031,553
140,162	Chubb, Ltd.~	31,885,453
344,047	Citigroup, Inc.~	17,966,134
48,989	CME Group, Inc.	8,654,397
137,783	Discover Financial Services	16,083,410
132,052	Goldman Sachs Group, Inc.~	48,305,942
516,311	Huntington Bancshares, Inc.	7,832,438
597,311	JPMorgan Chase & Company~	83,599,648
60,594	M&T Bank Corp.	9,452,664
168,110	Marsh & McLennan Companies, Inc.	29,404,120
183,167	MetLife, Inc.~	13,374,854
309,222	Morgan Stanley~	30,096,577

NUMBER OF SHARES		VALUE
97,058	Northern Trust Corp.	$9,411,714
72,941	Prudential Financial, Inc.~	7,654,429
63,315	S&P Global, Inc.	23,739,326
91,668	State Street Corp.~	8,372,038
81,304	Travelers Companies, Inc.~	15,538,820
163,830	Truist Financial Corp.	8,091,564
185,377	US Bancorp	9,231,775
1,152,908	Wells Fargo & Company~	54,036,798
292,568	Zions Bancorp NA	15,552,915

		861,428,160

	Health Care (7.4%)
315,426	Abbott Laboratories~	34,870,344
395,669	AbbVie, Inc.~	58,460,095
208,836	Agilent Technologies, Inc.	31,759,779
88,694	Amgen, Inc.~	22,386,366
233,427	Baxter International, Inc.	10,665,280
75,809	Becton Dickinson and Company	19,120,546
45,359	Biogen, Inc.~#	13,194,933
710,891	Boston Scientific Corp.#	32,878,709
641,453	Bristol-Myers Squibb Company~	46,601,561
143,625	Centene Corp.#	10,949,970
61,117	Cigna Corp.	19,353,920
269,980	CVS Health Corp.~	23,817,636
183,216	Danaher Corp.	48,438,646
123,867	Dexcom, Inc.#	13,264,917
207,304	Edwards Lifesciences Corp.~#	15,900,217
223,838	Eli Lilly & Company	77,033,848
78,293	GE Healthcare, Inc.#	5,442,929
286,762	Gilead Sciences, Inc.	24,070,802
61,758	HCA Healthcare, Inc.	15,752,613
56,558	Horizon Therapeutics, PLC#	6,205,544
37,459	Humana, Inc.	19,167,770
103,264	Intuitive Surgical, Inc.#	25,370,932
62,899	IQVIA Holdings, Inc.#	14,429,660
496,808	Johnson & Johnson~	81,188,363
55,559	Laboratory Corp. of America Holdings~	14,007,535
110,778	LHC Group, Inc.~#	17,569,391
56,944	McKesson Corp.	21,563,554
330,135	Medtronic, PLC	27,628,998
549,308	Merck & Company, Inc.	59,001,172
58,255	Organon & Company	1,755,223
1,197,598	Pfizer, Inc.~	52,885,928
74,115	Quest Diagnostics, Inc.~	11,004,595
15,056	Regeneron Pharmaceuticals, Inc.~#	11,419,524
477,574	Signify Health, Inc.#	13,591,756
107,598	Thermo Fisher Scientific, Inc.~	61,366,367
259,546	UnitedHealth Group, Inc.~	129,562,768
91,654	Vertex Pharmaceuticals, Inc.#	29,613,407
58,062	Zimmer Biomet Holdings, Inc.	7,393,615
74,863	Zoetis, Inc.	12,389,078

		1,141,078,291

	Industrials (4.2%)
91,385	3M Company	10,516,586
64,157	Allegion, PLC	7,541,655
90,214	Boeing Company~#	19,215,582
352,007	Carrier Global Corp.	16,026,879
175,731	Caterpillar, Inc.~	44,335,174
922,637	CSX Corp.~	28,527,936
63,392	Deere & Company	26,804,673
213,045	Delta Air Lines, Inc.~#	8,330,059
93,343	Eaton Corp., PLC	15,141,168
247,403	Emerson Electric Company~	22,320,699

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
67,477	Generac Holdings, Inc.#	$8,137,726
54,376	General Dynamics Corp.	12,672,871
234,879	General Electric Company	18,903,062
205,844	Honeywell International, Inc.	42,914,357
435,000	IAA, Inc.#	18,152,550
77,576	Illinois Tool Works, Inc.~	18,311,039
213,001	Johnson Controls International, PLC	14,818,480
81,898	L3Harris Technologies, Inc.	17,593,328
44,456	Lockheed Martin Corp.	20,594,687
183,207	Masco Corp.	9,746,612
48,801	Norfolk Southern Corp.	11,995,774
44,188	Northrop Grumman Corp.	19,797,991
81,873	Otis Worldwide Corp.	6,732,417
128,811	PACCAR, Inc.	14,080,330
208,192	Pentair, PLC	11,529,673
439,477	Raytheon Technologies Corp.~	43,881,778
406,045	Southwest Airlines Company~	14,524,230
191,391	Spirit Airlines, Inc.~	3,797,197
53,698	Stryker Corp.~	13,629,089
10,937	Teledyne Technologies, Inc.#	4,640,132
232,845	Union Pacific Corp.~	47,544,621
147,685	United Parcel Service, Inc. - Class B	27,355,693
72,222	Verisk Analytics, Inc. - Class A	13,129,237
137,990	Waste Management, Inc.	21,351,193
101,602	Xylem, Inc.	10,567,624

		645,162,102

	Information Technology (12.9%)
121,721	Accenture, PLC - Class A~	33,966,245
95,226	Adobe, Inc.#	35,265,997
434,534	Advanced Micro Devices, Inc.#	32,655,230
188,091	Amphenol Corp. - Class A~	15,004,019
3,371,979	Apple, Inc.~	486,542,850
197,112	Applied Materials, Inc.~	21,976,017
55,238	Autodesk, Inc.#	11,885,008
122,343	Automatic Data Processing, Inc.	27,626,273
96,985	Broadcom, Inc.	56,737,195
1,156,776	Cisco Systems, Inc.~	56,300,288
159,098	Cognizant Technology Solutions Corp. - Class A~	10,619,792
33,245	Enphase Energy, Inc.#	7,359,778
144,527	Fiserv, Inc.#	15,418,140
961,356	ForgeRock, Inc.~#	19,092,530
53,726	Gartner, Inc.#	18,166,910
81,920	Global Payments, Inc.	9,234,022
309,607	HP, Inc.	9,021,948
652,959	Intel Corp.~	18,452,621
147,069	International Business Machines Corp.	19,814,606
55,569	Intuit, Inc.	23,487,349
54,612	Jack Henry & Associates, Inc.	9,835,075
206,834	Mastercard, Inc. - Class A	76,652,680
371,609	Micron Technology, Inc.~	22,408,023
1,714,970	Microsoft Corp.~	424,986,716
29,369	Monolithic Power Systems, Inc.^	12,527,641
88,332	NetApp, Inc.	5,850,228
587,318	NVIDIA Corp.~	114,744,318
87,145	NXP Semiconductors, NV	16,061,695
136,264	ON Semiconductor Corp.#	10,008,591
312,033	Oracle Corp.	27,602,439
114,826	Paychex, Inc.	13,303,740
45,822	Paycom Software, Inc.#	14,843,579
165,465	PayPal Holdings, Inc.#	13,483,743
105,256	Qorvo, Inc.#	11,437,117

NUMBER OF SHARES		VALUE
264,858	QUALCOMM, Inc.	$35,281,734
251,552	Salesforce, Inc.#	42,253,189
13,000	Silicon Motion Technology Corp.	833,300
124,207	Skyworks Solutions, Inc.	13,621,782
29,364	SolarEdge Technologies, Inc.^#	9,370,933
79,728	TE Connectivity, Ltd.	10,137,415
125,221	Teradyne, Inc.	12,734,976
143,271	Texas Instruments, Inc.~	25,389,054
54,000	Unity Software, Inc.#	1,918,081
444,088	Visa, Inc. - Class A~^	102,233,499
190,500	VMware, Inc. - Class A~#	23,330,535

		1,979,476,901

	Materials (1.4%)
72,947	Air Products and Chemicals, Inc.~	23,380,243
59,471	Avery Dennison Corp.	11,266,186
78,604	Celanese Corp. - Class A	9,684,013
207,311	Corteva, Inc.	13,361,194
207,310	Dow, Inc.	12,303,849
186,682	DuPont de Nemours, Inc.	13,805,134
568,062	Freeport-McMoRan, Inc.	25,346,926
48,569	International Flavors &
	Fragrances, Inc.	5,462,070
159,359	Linde, PLC	52,738,267
89,573	PPG Industries, Inc.	11,674,945
55,955	ServiceNow, Inc.#	25,466,799
53,653	Sherwin-Williams Company	12,693,763

		217,183,389

	Real Estate (1.3%)
62,128	Alexandria Real Estate Equities, Inc.	9,986,455
85,723	American Tower Corp.~	19,149,661
57,155	AvalonBay Communities, Inc.~	10,141,583
79,196	Crown Castle, Inc.	11,729,720
93,184	Digital Realty Trust, Inc.	10,680,750
16,422	Equinix, Inc.	12,121,571
55,178	Federal Realty Investment Trust	6,154,002
74,064	Mid-America Apartment Communities, Inc.	12,347,950
245,003	Prologis, Inc.~	31,673,988
40,786	Public Storage~	12,412,811
141,400	Realty Income Corp.	9,591,162
115,333	Regency Centers Corp.	7,684,638
444,082	STORE Capital Corp.	14,303,881
179,430	UDR, Inc.	7,641,924
145,110	Welltower, Inc.	10,889,054
277,144	Weyerhaeuser Company	9,542,068
		196,051,218

	Special Purpose Acquisition Companies (8.6%)#
1,750,000	7 Acquisition Corp.#	18,112,500
160,000	Accretion Acquisition Corp.#	1,636,800
616,403	Acropolis Infrastructure Acquisition Corp.#	6,201,014
125,000	Aesther Healthcare Acquisition Corp. - Class A#	1,300,000
500,000	Aetherium Acquisition Corp.#	5,130,000
963,772	Ahren Acquisition Company - Class A#	9,926,852
750,000	Alpha Partners Technology Merger Corp.#	7,586,250
1,000,000	ALSP Orchid Acquisition Corp. I - Class A#	10,335,000
1,000,000	AltC Acquisition Corp. - Class A#	10,020,000
1,500,000	AltEnergy Acquisition Corp.#	15,412,500

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
600,000	AMCI Acquisition Corp. II#	$6,132,000
1,000,000	Andretti Acquisition Corp. - Class A#	10,375,000
485,000	Anthemis Digital Acquisitions I Corp.#	5,022,175
300,000	Anzu Special Acquisition Corp. I#	3,027,000
100,000	Ap Acquisition Corp. - Class A#	1,042,000
1,000,000	Apx Acquisition Corp. I#	10,350,000
200,100	Ascendant Digital Acquisition Corp. III - Class A#	2,073,036
500,000	Athena Technology Acquisition Corp. II - Class A#	5,075,000
240,000	Atlantic Coastal Acquisition Corp. - Class A#	2,421,600
1,250,000	Atlantic Coastal Acquisition Corp. II - Class A#	12,850,000
500,000	Aura FAT Projects Acquisition Corp.#	5,160,000
250,000	Avalon Acquisition, Inc.#	2,588,750
500,000	AxonPrime Infrastructure Acquisition Corp.#	5,025,000
200,000	B Riley Principal 250 Merger Corp.#	2,014,000
600,000	Banner Acquisition Corp.#	6,096,000
1,000,000	Banyan Acquisition Corp. - Class A#	10,320,000
1,500,000	Battery Future Acquisition - Class A#	15,492,600
542,433	Beard Energy Transition Acquisition Corp. - Class A#	5,570,787
500,000	Berenson Acquisition Corp. I - Class A#	5,075,000
500,000	Bilander Acquisition Corp.#	4,985,000
1,000,000	BioPlus Acquisition Corp.#	10,330,000
225,500	Black Mountain Acquisition Corp.#	2,318,140
481,099	Black Spade Acquisition Company#	4,868,722
755,104	Blockchain Coinvestors Acquisition Corp. I - Class A#	7,905,939
1,250,000	Blue Ocean Acquisition Corp.#	12,900,000
141,132	Blue Whale Acquisition Corp. I#	1,392,973
1,000,000	BurTech Acquisition Corp. - Class A#	10,260,000
500,000	byNordic Acquisition Corp.#	5,137,500
300,000	C5 Acquisition Corp.#	3,090,000
750,000	Cactus Acquisition Corp.#	7,747,500
1,500,000	CARTESIAN GROWTH Corp. II#	15,555,000
269,402	Cartica Acquisition Corp.#	2,804,475
300,000	Cascadia Acquisition Corp. - Class A#	3,028,500
300,000	Catalyst Partners Acquisition Corp.#	3,024,000
478,400	CF Acquisition Corp. VII - Class A#	4,884,464
1,500,000	Chain Bridge I#	15,495,000
700,000	Chenghe Acquisition Co.#	7,280,000
500,000	ColiseumAcquisition Corp.#	5,055,000
600,000	Colombier Acquisition Corp.#	6,030,000
500,000	Compass Digital Acquisition Corp.#	5,055,000
276,950	Concord Acquisition Corp. II#	2,780,578
450,000	Concord Acquisition Corp. III#	4,630,500
750,000	Consilium Acquisition Corp. I Ltd.#	7,672,500
20,000	Constellation Acquisition Corp. I#	203,200
280,268	Conyers Park III Acquisition Corp.#	2,799,877

NUMBER OF SHARES			VALUE
250,000		Corazon Capital V838 Monoceros Corp.#	$2,538,750
1,500,000		Crescera Capital Acquisition Corp.#	15,510,000
800,000		Decarbonization Plus Acquisition Corp. IV#	8,168,000
350,000		Denali Capital Acquisition Corp. - Class A#	3,624,250
625,000		Digital Transformation Opportunities Corp.#	6,325,000
1,500,000		DP Cap Acquisition Corp. I - Class A#	15,510,000
225,000		EG Acquisition Corp.#	2,263,500
745,522		Emerging Markets Horizon - Class A#	7,712,425
1,250,000		Enphys Acquisition Corp.#	12,612,500
1,200,000		Enterprise 4.0 Technology Acquisition Corp.#	12,432,000
140,000	EUR	ESG Core Investments, BV#	1,491,570
1,000,000		Eve Mobility Acquisition - Class A#	10,320,000
1,250,000		Everest Consolidator Acquisition Corp.#	12,900,000
500,000		Evergreen Corp.#	5,160,000
1,000,000		ExcelFin Acquisition Corp.#	10,300,000
40,000		Fast Acquisition Corp. II#	403,600
244,983		Finnovate Acquisition Corp.#	2,533,124
150,000		Fintech Ecosystem Development Corp.#	1,555,500
1,051,600		Focus Impact Acquisition Corp.#	10,810,448
750,000		Forbion European Acquisition Corp. - Class A#	7,792,500
500,000		Forum Merger IV Corp.#	5,052,500
800,000		Frontier Investment Corp.#	8,080,000
17,200		FTAC Emerald Acquisition Corp. - Class A#	173,892
100,000		FTAC Zeus Acquisition Corp. - Class A#	1,016,500
500,000		FutureTech II Acquisition Corp. - Class A#	5,165,000
200,000		Galata Acquisition Corp.#	2,059,000
1,250,000		Games & Esports Experience Acquisition Corp.#	13,025,000
500,000		Generation Asia I Acquisition Ltd. - Class A#	5,105,000
1,000,000		Genesis Growth Tech Acquisition Corp. - Class A#	10,415,000
400,000		Global Systems Dynamics, Inc. - Class A#	4,160,000
50,000		Global Technology Acquisition Corp. I - Class A#	518,000
1,000,000		Gogreen Investments Corp.#	10,460,000
380,000		Golden Arrow Merger Corp.#	3,841,800
100,000		Green Visor Financial Technology Acquisition Corp. I#	1,040,000
1,000,000		GSR II Meteora Acquisition Corp. - Class A#	10,215,000
533,506		GX Acquisition Corp. II#	5,388,411
500,000		Hawks Acquisition Corp.#	5,045,000
1,250,000		HCM ACQUISITION Corp. - Class A#	12,937,500
1,000,000		Healthcare AI Acquisition Corp. - Class A#	10,335,000
512,066		Healthwell Acquisition Corp. I#	5,146,263
1,000,000		Heartland Media Acquisition Corp. - Class A#	10,290,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
13,540	Home Plate Acquisition Corp. - Class A#	$136,619
200,000	Iconic Sports Acquisition Corp. - Class A#	2,081,000
750,000	Industrial Tech Acquisitions II, Inc. - Class A#	7,732,500
1,500,000	Infinite Acquisition Corp.#	15,450,000
876,447	Infinite Acquisition Corp.#	9,158,871
1,000,000	Inflection Point Acquisition Corp.#	10,100,000
400,000	Innovative International Acquisition Corp.#	4,192,000
700,000	Insight Acquisition Corp.#	7,108,500
250,000	Integral Acquisition Corp.1#	2,547,500
308,270	Integrated Wellness Acquisition Corp. - Class A#	3,184,429
1,250,000	Intelligent Medicine Acquisition Corp.#	12,912,500
1,500,000	Investcorp Europe Acquisition Corp. I - Class A#	15,555,000
30,000	Israel Acquisitions Corp.#	304,500
500,000	IX Acquisition Corp.#	5,100,000
750,000	Jackson Acquisition Company - Class A#	7,665,000
100,000	Jaws Hurricane Acquisition Corp.#	1,006,000
100,000	Jaws Juggernaut Acquisition Corp.#	1,018,000
350,000	Juniper II Corp.#	3,605,000
296,200	Kensington Capital Acquisition Corp. V - Class A#	3,044,936
500,000	Keyarch Acquisition Corp.#	5,107,500
400,000	Kimbell Tiger Acquisition Corp.#	4,152,000
1,000,000	Knightswan Acquisition Corp. - Class A#	10,285,000
1,500,000	LAMF Global Ventures Corp. I#	15,525,000
500,000	LatAmGrowth SPAC#	5,170,000
25,000	LAVA Medtech Acquisition Corp.#	258,000
825,000	Learn CW Investment Corp. - Class A#	8,439,750
550,000	LF Capital Acquisition Corp. II#	5,670,500
150,000	Liberty Resources Acquisition Corp.#	1,561,500
200,000	Lionheart III Corp. - Class A#	2,074,000
500,000	LIV Capital Acquisition Corp. II - Class A#	5,170,000
20,888	Live Oak Crestview Climate Acquisition Corp.#	208,880
1,250,000	M3-Brigade Acquisition III Corp.#	12,750,000
850,450	Macondray Capital Acquisition Corp. I#	8,632,067
400,000	Mason Industrial Technology, Inc. - Class A#	4,012,000
862,277	McLaren Technology Acquisition Corp.#	8,898,699
250,000	Mercato Partners Acquisition Corp.#	2,590,000
1,250,000	Motive Capital Corp. - Class A#	12,900,000
1,350,700	Mountain & Company I Acquisition Corp.#	14,182,350
400,000	Nabors Energy Transition Corp.#	4,136,000
1,500,000	New Providence Acquisition Corp. II#	15,405,000
800,000	NewHold Investment Corp. II#	8,144,000
500,000	Nubia Brand International Corp. - Class A#	5,155,000
1,500,000	Onyx Acquisition Company I#	15,570,000
218,489	OPY Acquisition Corp. I#	2,275,563

NUMBER OF SHARES		VALUE
375,000	Orion Biotech Opportunities Corp.#	$3,802,500
1,250,000	Papaya Growth Opportunity Corp. I - Class A#	12,875,000
300,000	Patria Latin American Opportunity Acquisition Corp.#	3,138,000
1,000,000	Pearl Holdings Acquisition Corp. - Class A#	10,320,000
918,300	Pegasus Digital Mobility Acquisition Corp. - Class A#	9,504,405
710,000	Pine Technology Acquisition Corp. - Class A#	7,178,100
432,281	Portage Fintech Acquisition Corp.#	4,383,329
92,081	Post Holdings Partnering Corp.#	923,572
100,000	Power & Digital Infrastructure Acquisition II Corp. - Class A#	1,014,000
500,000	Project Energy Reimagined Acquisition Corp.#	5,052,500
1,500,000	PROOF Acquisition Corp. I#	15,390,000
100,000	Pyrophyte Acquisition Corp.#	1,039,500
1,373,044	RCF Acquisition Corp.#	14,197,275
2,000,000	Rigel Resource Acquisition Corp. - Class A#	20,700,000
500,000	ROC Energy Acquisition Corp.#	5,160,000
500,000	Roth CH Acquisition V Company#	5,112,500
301,696	Schultze Special Purpose Acquisition Corp. II#	3,077,299
421,000	Sculptor Acquisition Corp. I - Class A#	4,361,560
800,000	SDCL EDGE Acquisition Corp.#	8,120,000
150,000	Seaport Calibre Materials Acquisition Corp.#	1,647,000
150,000	Seaport Global Acquisition II Corp.#	1,541,250
2,000,000	Semper Paratus Acquisition Corp.#	20,560,000
2,000,000	ShoulderUp Technology Acquisition Corp.#	20,530,000
500,000	SHUAA Partners Acquisition Corp. I#	5,187,500
500,000	Signal Hill Acquisition Corp.#	5,130,000
507,400	SILVERspac, Inc. - Class A#	5,129,814
1,000,000	Sizzle Acquisition Corp.#	10,380,000
500,000	Skydeck Acquisition Corp.#	5,060,000
300,000	Sound Point Acquisition Corp. I, Ltd.#	3,135,000
1,000,000	Southport Acquisition Corp.#	10,265,000
100,000	SportsMap Tech Acquisition Corp.#	1,030,000
500,000	Spree Acquisition Corp. 1, Ltd.#	5,175,000
600,573	Springwater Special Situations Corp.#	6,134,853
1,500,000	ST Energy Transition I, Ltd.#	15,457,500
500,000	StoneBridge Acquisition Corp.#	5,230,000
292,080	Summit Healthcare Acquisition Corp.#	2,957,310
100,000	Supernova Partners Acquisition Co. III, Ltd.#	1,015,000
500,000	Swiftmerge Acquisition Corp. - Class A#	5,105,000
100,000	Talon 1 Acquisition Corp.#	1,050,000
1,000,000	Target Global Acquisition I Corp.#	10,350,000
700,000	TB SA Acquisition Corp. - Class A#	7,112,000
500,000	Thunder Bridge Capital Partners IV, Inc.#	5,020,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
300,000	TKB Critical Technologies 1#	$3,135,000
657,389	Tlgy Acquisition Corp.#	6,807,263
500,000	TortoiseEcofin Acquisition Corp. III#	5,055,000
500,000	Trajectory Alpha Acquisition Corp.#	5,065,000
1,485,784	Trine II Acquisition Corp.#	15,363,007
900,000	Tristar Acquisition I Corp.#	9,225,000
700,558	UTA Acquisition Corp.#	7,215,747
1,250,000	Vahanna Tech Edge Acquisition I Corp.#	12,925,000
50,000	Valor Latitude Acquisition Corp.#	507,500
1,500,000	VMG Consumer Acquisition Corp.#	15,390,000
800,000	Waverley Capital Acquisition Corp. 1#	8,080,000
800,000	World Quantum Growth Acquisition Corp.#	8,200,000
579,015	Worldwide Webb Acquisition Corp.#	5,929,114
100,000	Zimmer Energy Transition Acquisition Corp.#	1,006,000

		1,321,667,327

	Utilities (1.5%)
441,457	AES Corp.~	12,100,336
172,637	American Electric Power Company, Inc.~	16,220,973
160,286	CMS Energy Corp.~	10,128,472
134,201	Consolidated Edison, Inc.	12,790,697
49,173	Constellation Energy Corp.	4,197,407
158,626	Dominion Energy, Inc.~	10,094,959
219,198	Duke Energy Corp.~	22,456,835
105,359	Edison International	7,259,235
98,132	Entergy Corp.	10,625,733
147,519	Exelon Corp.	6,223,827
222,143	FirstEnergy Corp.~	9,096,756
362,249	NextEra Energy, Inc.	27,034,643
271,892	NiSource, Inc.	7,545,003
620,610	PNM Resources, Inc.~	30,707,783
170,679	Public Service Enterprise Group, Inc.~	10,570,150
243,976	Southern Company	16,512,296
195,281	Xcel Energy, Inc.	13,429,474

		226,994,579

	TOTAL COMMON STOCKS (Cost $7,304,043,862)	8,914,330,330

EXCHANGE-TRADED FUND (1.3%)

	Other (1.3%)
516,147	Vanguard S&P 500 ETF (Cost $183,477,148)	192,749,936

INVESTMENT IN AFFILIATED FUND (2.1%)

	Other (2.1%)
35,117,150	Calamos Short-Term Bond Fund (Cost $350,000,000)	330,452,380

WARRANTS (0.0%) #

	Consumer Discretionary (0.0%)
25,000	ECARX Holdings, Inc. 12/21/27, Strike $11.50	2,250

NUMBER OF SHARES		VALUE
35,000	Lanvin Group Holdings, Ltd. 11/21/27, Strike $11.50	$8,050

		10,300

	Financials (0.0%)
62,500	Aries I Acquisition Corp. 05/07/23, Strike $11.50	4,809

	Health Care (0.0%)
200,000	Omniab, Inc. 04/06/26, Strike $11.50	140,000

	Industrials (0.0%)
116,666	Terran Orbital Corp. 03/25/27, Strike $11.50	15,307

	Information Technology (0.0%)
166,666	MariaDB, PLC 12/16/27, Strike $11.50	69,166
350,000	Rubicon Technologies, Inc. 04/01/27, Strike $11.50	24,500

		93,666

	Other (0.0%)
250,000	SpringBig Holdings, Inc.& 06/14/27, Strike $11.50	12,525

	Special Purpose Acquisition Companies (0.0%)
83,333	10X Capital Venture Acquisition Corp. 12/31/27, Strike $11.50	8,208
312,972	10X Capital Venture Acquisition Corp. III 12/31/27, Strike $11.50	31,548
875,000	7 Acquisition Corp. 11/05/26, Strike $11.50	96,469
80,000	Accretion Acquisition Corp. 02/19/23, Strike $11.50	3,420
205,467	Acropolis Infrastructure Acquisition Corp. 03/31/26, Strike $11.50	23,660
62,500	Aesther Healthcare Acquisition Corp. - Class A 01/19/23, Strike $11.50	10,466
500,000	Aetherium Acquisition Corp. 01/21/28, Strike $11.50	13,550
375,000	African Gold Acquisition Corp. 03/13/28, Strike $11.50	75
183,333	Agile Growth Corp. 12/31/27, Strike $11.50	7,608
481,886	Ahren Acquisition Corp. 06/17/28, Strike $11.50	53,272
250,000	Alpha Partners Technology Merger Corp. 02/05/22, Strike $11.50	30,000
500,000	ALSP Orchid Acquisition Corp. I 11/30/28, Strike $11.50	17,500
750,000	Altenergy Acquisition Corp. 02/06/23, Strike $11.50	147,300
2,500	Altimar Acquisition Corp. III 12/31/28, Strike $11.50	1,263
70,000	Alvarium Tiedmann Holdings, Inc. 12/31/27, Strike $11.50	42,000
300,000	AMCI Acquisition Corp. II 12/31/28, Strike $11.50	81,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
500,000	Andretti Acquisition Corp. 03/23/23, Strike $11.50	$35,450
242,500	Anthemis Digital Acquisitions I Corp. 04/01/23, Strike $11.50	23,050
100,000	Anzu Special Acquisition Corp. I 12/31/27, Strike $11.50	4,290
50,000	AP Acquisition Corp. 12/07/26, Strike $11.50	5,200
500,000	Apeiron Capital Investment Corp. 06/24/23, Strike $11.50	25,000
2,000	Apollo Strategic Growth Capital II 12/31/27, Strike $11.50	450
500,000	APx Acquisition Corp. I 08/19/23, Strike $11.50	16,800
116,666	Arbor Rapha Capital Bioholdings Corp. I 03/14/23, Strike $11.50	11,270
6,275	Arctos NorthStar Acquisition Corp. 12/31/28, Strike $11.50	628
20,000	Ares Acquisition Corp. 12/31/27, Strike $11.50	16,000
50,000	Arrowroot Acquisition Corp. 01/29/26, Strike $11.50	585
100,050	Ascendant Digital Acquisition Corp. III 04/19/23, Strike $11.50	1,001
150,000	Athena Consumer Acquisition Corp. 07/20/23, Strike $11.50	22,500
250,000	Athena Technology Acquisition Corp. II 06/10/23, Strike $11.50	15,662
80,000	Atlantic Coastal Acquisition Corp. 12/31/27, Strike $11.50	5,808
625,000	Atlantic Coastal Acquisition Corp. II 06/02/23, Strike $11.50	20,625
500,000	Aura FAT Projects Acquisition Corp. 06/02/27, Strike $11.50	20,000
187,500	Avalon Acquisition, Inc. 02/26/23, Strike $11.50	14,531
166,666	AxonPrime Infrastructure Acquisition Corp. 07/08/23, Strike $11.50	16,667
66,666	B Riley Principal 250 Merger Corp. 12/31/27, Strike $11.50	2,007
300,000	Banner Acquisition Corp. 01/15/23, Strike $11.50	6,750
500,000	Banyan Acquisition Corp. 09/30/28, Strike $11.50	17,525
750,000	Battery Future Acquisition Corp. 05/26/23, Strike $11.50	60,075
271,216	Beard Energy Transition Acquisition Corp. 12/31/27, Strike $11.50	16,273
300,000	Belong Aquisition Corp. 12/31/27, Strike $11.50	24,000
250,000	Berenson Acquisition Corp. I 08/01/26, Strike $11.50	3,000
125,000	Bilander Acquisition Corp. 12/31/27, Strike $11.50	47,750
500,000	BioPlus Acquisition Corp. 07/19/23, Strike $11.50	40,000

NUMBER OF SHARES		VALUE
169,125	Black Mountain Acquisition Corp. 10/15/27, Strike $11.50	$12,008
240,549	Black Spade Acquisition Company 06/29/23, Strike $11.50	26,460
377,552	Blockchain Coinvestors Acquisition Corp. I 11/01/28, Strike $11.50	32,281
625,000	Blue Ocean Acquisition Corp. 10/21/23, Strike $11.50	47,156
35,283	Blue Whale Acquisition Corp. I 07/09/23, Strike $11.50	4,151
33,333	BlueRiver Acquisition Corp. 01/04/26, Strike $11.50	1,847
25,000	Bridger Aerospace Group Hold Wildfire New Pubco, Inc. 27 12/31/27, Strike $11.50	5,000
166,666	Build Acquisition Corp. 04/29/23, Strike $11.50	9,167
1,000,000	BurTech Acquisition Corp. 08/19/23, Strike $11.50	20,900
250,000	byNordic Acquisition Corp. 02/09/27, Strike $11.50	5,075
250,000	Byte Acquisition Corp. 12/31/28, Strike $11.50	18,950
150,000	C5 Acquisition Corp. 05/19/28, Strike $11.50	3,315
375,000	Cactus Acquisition Corp. 1, Ltd. 07/20/23, Strike $11.50	14,662
400,000	Canna-Global Acquisition Corp. 02/09/28, Strike $11.50	7,520
500,000	CARTESIAN GROWTH Corp. II 07/12/28, Strike $11.50	75,000
134,701	Cartica Acquisition Corp. 04/30/28, Strike $11.50	11,436
150,000	Cascadia Acquisition Corp. 02/05/23, Strike $11.50	6,450
60,000	Catalyst Partners Acquisition Corp. 12/31/27, Strike $11.50	72
25,000	Catcha Investment Corp. 12/31/27, Strike $11.50	1,313
159,466	CF Acquisition Corp. VII 03/15/26, Strike $11.50	20,970
750,000	Chain Bridge I 12/31/28, Strike $11.50	102,825
350,000	Chenghe Acquisition Company 04/28/27, Strike $11.50	36,207
166,666	ColiseumAcquisition Corp. 12/31/28, Strike $11.50	21,667
200,000	Colombier Acquisition Corp. 12/31/28, Strike $11.50	19,080
166,666	Compass Digital Acquisition Corp. 09/14/23, Strike $11.50	20,850
37,500	Compute Health Acquisition Corp. 12/31/27, Strike $11.50	4,826
92,316	Concord Acquisition Corp. II 12/31/28, Strike $11.50	11,595
225,000	Concord Acquisition Corp. III 12/31/28, Strike $11.50	17,595
375,000	Consilium Acquisition Corp. I, Ltd. 06/01/27, Strike $11.50	13,125
6,666	Constellation Acquisition Corp. I 12/31/27, Strike $11.50	267
93,422	Conyers Park III Acquisition Corp. 08/12/28, Strike $11.50	13,079

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
83,333		Corazon Capital V838 Monoceros Corp. 12/31/28, Strike $11.50	$2,500
41,666		Corner Growth Acquisition Corp. 2 03/01/23, Strike $11.50	1,719
750,000		Crescera Capital Acquisition Corp. 04/20/23, Strike $11.50	37,425
133,333		Crown PropTech Acquisitions 12/31/27, Strike $11.50	13,333
66,666		D & Z Media Acquisition Corp. 12/31/27, Strike $11.50	73
400,000		Decarbonization Plus Acquisition Corp. IV 12/31/28, Strike $11.50	286,000
350,000		Denali Capital Acquisition Corp. 04/07/27, Strike $11.50	21,035
166,666		DHC Acquisition Corp. 12/31/27, Strike $11.50	3,050
25,000		DiamondHead Holdings Corp. 01/28/28, Strike $11.50	6,250
156,250		Digital Transformation Opportunities Corp. 03/31/28, Strike $11.50	13,281
166,666		Disruptive Acquisition Corp. I 03/06/26, Strike $11.50	8,317
750,000		DP Cap Acquisition Corp. I - Class A 04/22/23, Strike $11.50	100,725
150,000		DTRT Health Acquisition Corp. 11/12/22, Strike $11.50	150
50,000		Edify Acquisition Corp. 12/31/27, Strike $11.50	3,125
75,000		EG Acquisition Corp. 05/28/28, Strike $11.50	13,500
372,761		Emerging Markets Horizon Corp. 02/08/28, Strike $11.50	23,465
125,000		Energem Corp. 03/10/23, Strike $11.50	11,237
625,000		Enphys Acquisition Corp. 07/15/24, Strike $11.50	68,750
600,000		Enterprise 4.0 Technology Acquisition Corp. 09/24/23, Strike $11.50	19,380
5,000	EUR	ESG Core Investments, BV 12/31/27, Strike 11.50	5
87,500		ESGEN Acquisition Corp. 06/28/23, Strike $11.50	5,469
133,333		Esm Acquisition Corp. 02/02/26, Strike $11.50	19,333
33,333		European Biotech Acquisition Corp. 05/10/26, Strike $11.50	14,462
500,000		EVe Mobility Acquisition Corp. 05/12/23, Strike $11.50	40,050
625,000		Everest Consolidator Acquisition Corp. 07/19/23, Strike $11.50	9,937
500,000		Evergreen Corp. 02/15/27, Strike $11.50	7,200
500,000		ExcelFin Acquisition Corp. 07/05/23, Strike $11.50	32,250
10,000		FAST Acquisition Corp. II 03/16/26, Strike $11.50	5,500
183,737		Finnovate Acquisition Corp. 04/15/23, Strike $11.50	4,777
3,750		FinServ Acquisition Corp. II 02/18/23, Strike $11.50	98

NUMBER OF SHARES		VALUE
75,000	Fintech Ecosystem Development Corp. 12/31/28, Strike $11.50	$1,950
25,000	Fintech Evolution Acquisition Group 03/31/28, Strike $11.50	750
525,800	Focus Impact Acquisition Corp. 04/23/23, Strike $11.50	38,331
250,000	Forbion European Acquisition Corp. 05/23/28, Strike $11.50	45,000
4,000	Forest Road Acquisition Corp. II 01/15/26, Strike $11.50	1,133
125,000	Forum Merger IV Corp. 12/31/27, Strike $11.50	7,500
42,500	Freedom Acquisition I Corp. 12/31/27, Strike $11.50	10,200
25,000	Frontier Acquisition Corp. 12/31/28, Strike $11.50	881
266,666	Frontier Investment Corp. 12/31/26, Strike $11.50	19,200
8,600	FTAC Emerald Acquisition Corp. 08/22/28, Strike $11.50	838
125,000	FTAC Hera Acquisition Corp. 12/31/27, Strike $11.50	5,625
50,000	FTAC Zeus Acquisition Corp. 12/31/27, Strike $11.50	1,500
141,666	Fusion Acquisition Corp. II 12/31/27, Strike $11.50	2,833
200,000	Future Health ESG Corp. 02/19/23, Strike $11.50	12,400
500,000	FutureTech II Acquisition Corp. 02/16/27, Strike $11.50	12,000
100,000	Galata Acquisition Corp. 12/31/28, Strike $11.50	8,700
625,000	Games & Esports Experience Acquisition Corp. 10/21/23, Strike $11.50	18,750
250,000	Generation Asia I Acquisition, Ltd. 07/24/28, Strike $11.50	25,000
500,000	Genesis Growth Tech Acquisition Corp. 05/19/28, Strike $11.50	90,000
425,000	GigCapital5, Inc. 12/31/28, Strike $11.50	13,727
200,000	Global Systems Dynamics Inc. 12/31/27, Strike $11.50	13,000
25,000	Global Technology Acquisition Corp. I 07/13/23, Strike $11.50	3,000
500,000	Gogreen Investments Corp. 06/04/23, Strike $11.50	225,000
126,666	Golden Arrow Merger Corp. 07/31/26, Strike $11.50	4,237
50,000	Green Visor Financial Technology Acquisition Corp. I 05/08/23, Strike $11.50	1,875
20,000	Grove Collaborative Hldgs, Inc. 03/13/26, Strike $11.50	700
1,000,000	GSR II Meteora Acquisition Corp. 07/22/23, Strike $11.50	190,000
177,835	GX Acquisition Corp. II 12/31/28, Strike $11.50	113,814
250,000	Hawks Acquisition Corp. 01/29/23, Strike $11.50	1,750
625,000	HCM ACQUISITION Corp. 12/31/27, Strike $11.50	15,500

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
500,000	Healthcare AI Acquisition Corp. 12/14/26, Strike $11.50	$44,300
256,033	Healthwell Acquisition Corp. I 08/05/28, Strike $11.50	22,787
500,000	Heartland Media Acquisition Corp. 10/21/27, Strike $11.50	31,650
6,770	Home Plate Acquisition Corp. 03/03/23, Strike $11.50	445
125,000	Ibere Pharmaceuticals 12/31/27, Strike $11.50	2,563
100,000	Iconic Sports Acquisition Corp. 04/06/23, Strike $11.50	22,315
20,000	Independence Holdings Corp. 03/31/28, Strike $11.50	600
375,000	Industrial Tech Acquisitions II, Inc. 12/31/28, Strike $11.50	35,625
750,000	Infinite Acquisition Corp. 11/23/28, Strike $11.50	90,975
438,223	InFinT Acquisition Corp. 05/19/27, Strike $11.50	35,058
500,000	Inflection Point Acquisition Corp. 03/05/23, Strike $11.50	143,425
200,000	Innovative International Acquisition Corp. 04/03/23, Strike $11.50	8,300
350,000	Insight Acquisition Corp. 02/11/23, Strike $11.50	1,995
125,000	Integral Acquisition Corp.1 12/14/28, Strike $11.50	5,925
154,135	Integrated Wellness Acquisition Corp. 10/31/28, Strike $11.50	42,880
625,000	Intelligent Medicine Acquisitin Corp. 01/13/23, Strike $11.50	22,437
750,000	Investcorp Europe Acquisition Corp. I 11/23/28, Strike $11.50	23,925
6,250	Iris Acquisition Corp. 03/05/26, Strike $11.50	610
110,000	Itiquira Acquisition Corp. 12/31/27, Strike $11.50	891
250,000	IX Acquisition Corp. 11/24/26, Strike $11.50	4,588
375,000	Jackson Acquisition Company 12/31/28, Strike $11.50	18,750
200,000	Jatt Acquisition Corp. 06/15/23, Strike $11.50	56,260
25,000	Jaws Hurricane Acquisition Corp. 02/23/23, Strike $11.50	3,153
25,000	Jaws Juggernaut Acquisition Corp. 02/12/26, Strike $11.50	3,753
43,750	Jaws Mustang Acquisition Corp. 01/30/26, Strike $11.50	2,866
175,000	Juniper II Corp. 12/31/28, Strike $11.50	28,000
222,150	Kensington Capital Acquisition Corp. V 07/19/23, Strike $11.50	39,987
25,060	Kernel Group Holdings, Inc. 01/31/27, Strike $11.50	2,334
250,000	Keyarch Acquisition Corp. 07/25/28, Strike $11.50	19,687
200,000	Kimbell Tiger Acquisition Corp. 07/29/23, Strike $11.50	30,000

NUMBER OF SHARES		VALUE
166,666	Kismet Acquisition Three Corp. 12/31/27, Strike $11.50	$83
166,666	Kismet Acquisition Two Corp. - Class A 12/31/27, Strike $11.50	5,800
500,000	KnightSwan Acquisition Corp. 07/21/28, Strike $11.50	59,575
33,333	L Catterton Asia Acquisition Corp. 03/15/26, Strike $11.50	22,666
750,000	LAMF Global Ventures Corp. I 04/04/23, Strike $11.50	60,000
4,564	Landcadia Holdings IV, Inc. 12/31/28, Strike $11.50	571
250,000	LatAmGrowth SPAC 01/25/28, Strike $11.50	25,000
12,500	LAVA Medtech Acquisition Corp. 04/01/23, Strike $11.50	1,096
1,000	LDH Growth Corp. I 12/31/28, Strike $11.50	42
412,500	Learn CW Investment Corp. 12/31/28, Strike $11.50	36,898
750,000	Legato Merger Corp. II 02/05/23, Strike $11.50	352,500
50,000	Levere Holdings Corp. 12/31/28, Strike $11.50	1,490
275,000	LF Capital Acquisition Corp. II 01/07/26, Strike $11.50	8,277
150,000	Liberty Resources Acquisition Corp. 10/31/28, Strike $11.50	8,700
100,000	Lionheart III Corp. - Class A 03/19/23, Strike $11.50	11,000
375,000	LIV Capital Acquisition Corp. II 02/16/27, Strike $11.50	46,875
6,962	Live Oak Crestview Climate Acquisition Corp. 03/12/26, Strike $11.50	2,506
20,000	Live Oak Mobility Acquisition Corp. 03/04/28, Strike $11.50	5,700
416,666	M3-Brigade Acquisition III Corp. 05/11/23, Strike $11.50	164,583
228,160	Marblegate Acquisition Corp. 12/09/22, Strike $11.50	23,957
133,333	Mason Industrial Technology, Inc. 12/31/27, Strike $11.50	2,667
431,138	McLaren Technology Acquisition Corp. 03/03/23, Strike $11.50	12,934
125,000	Mercato Partners Acquisition Corp. 12/28/26, Strike $11.50	7,500
166,666	Metals Acquisition Corp. 07/12/26, Strike $11.50	117,500
416,666	Motive Capital Corp. II 05/15/23, Strike $11.50	35,333
675,350	Mountain & Company I Acquisition Corp. 08/24/23, Strike $11.50	26,204
200,000	Nabors Energy Transition Corp. 11/17/26, Strike $11.50	16,000
500,000	New Providence Acquisition Corp. II 12/31/27, Strike $11.50	22,600
1,666	New Vista Acquisition Corp. 12/31/27, Strike $11.50	83

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
500,000	Newcourt Acquisition Corp. 04/12/28, Strike $11.50	$10,400
400,000	NewHold Investment Corp. II 10/21/23, Strike $11.50	48,000
200,000	Nogin, Inc. 08/27/27, Strike $11.50	7,400
4,532	Northern Genesis Acquisition Corp. III 12/31/27, Strike $11.50	680
3,333	Northern Star Investment Corp. III 02/25/28, Strike $11.50	67
3,333	Northern Star Investment Corp. IV 12/31/27, Strike $11.50	117
250,000	Nubia Brand International Corp. 11/16/26, Strike $11.50	15,937
100,000	OceanTech Acquisitions I Corp. 05/10/26, Strike $11.50	5,250
250,000	Omnilit Acquisition Corp. 04/06/23, Strike $11.50	21,250
750,000	Onyx Acquisition Company I 01/07/23, Strike $11.50	142,350
242,744	Opy Acquisition Corp. I 04/08/23, Strike $11.50	37,164
75,000	Orion Biotech Opportunities Corp. 12/31/27, Strike $11.50	23,325
375,000	Osiris Acquisition Corp. 05/01/28, Strike $11.50	37,350
625,000	Papaya Growth Opportunity Corp. I 12/31/28, Strike $11.50	38,125
187,500	Parabellum Acquisition Corp. 03/26/23, Strike $11.50	8,437
150,000	Patria Latin American Opportunity Acquisition Corp. 03/10/27, Strike $11.50	12,510
500,000	Pearl Holdings Acquisition Corp. 12/15/26, Strike $11.50	40,500
459,150	Pegasus Digital Mobility Acquisition Corp. 12/28/22, Strike $11.50	11,433
350,000	PepperLime Health Acquisition Corp. 03/28/23, Strike $11.50	26,250
192,245	Perception Capital Corp. II 12/31/28, Strike $11.50	20,195
100,000	Peridot Acquisition Corp. II 04/30/28, Strike $11.50	4,700
12,500	Phoenix Biotech Acquisition Corp. 09/01/26, Strike $11.50	636
236,666	Pine Technology Acquisition Corp. 03/31/28, Strike $11.50	4,733
3,000	Pivotal Investment Corp. III 12/31/27, Strike $11.50	150
20,000	Plum Acquisition Corp. I 12/31/28, Strike $11.50	790
285,000	Pono Capital Corp. 12/16/22, Strike $11.50	31,977
144,093	Portage Fintech Acquisition Corp. 06/18/23, Strike $11.50	20,173
30,693	Post Holdings Partnering Corp. 02/09/23, Strike $11.50	4,297
50,000	Power & Digital Infrastructure Acquisition II Corp. 12/14/24, Strike $11.50	4,510
200,000	Prenetics Global, Ltd. - Class A 12/31/26, Strike $8.91	24,200

NUMBER OF SHARES		VALUE
83,333	Priveterra Acquisition Corp. 12/31/27, Strike $11.50	$6,000
250,000	Project Energy Reimagined Acquisition Corp. 12/31/28, Strike $11.50	22,025
750,000	PROOF Acquisition Corp. I 12/03/23, Strike $11.50	31,950
50,000	Pyrophyte Acquisition Corp. 12/17/23, Strike $11.50	2,890
686,522	RCF Acquisition Corp. 04/25/23, Strike $11.50	54,922
1,000,000	Rigel Resource Acquisition Corp. 04/19/23, Strike $11.50	128,900
40,000	RMG Acquisition Corp. III 12/31/27, Strike $11.50	4,404
115,402	Rose Hill Acquisition Corp. 03/03/23, Strike $11.50	18,257
81,526	Rosecliff Acquisition Corp. I 12/31/27, Strike $11.50	4,900
133,333	Ross Acquisition Corp. II 02/12/26, Strike $11.50	29,333
125,000	Roth Ch Acquisition IV Company 01/09/23, Strike $11.50	31,250
250,000	Roth CH Acquisition V Company 12/10/26, Strike $11.50	13,550
150,848	Schultze Special Purpose Acquisition Corp. II 03/25/28, Strike $11.50	2,278
33,333	ScION Tech Growth II 01/28/26, Strike $11.50	90
210,500	Sculptor Acquisition Corp. I 04/15/23, Strike $11.50	21,460
400,000	SDCL EDGE Acquisition Corp. 03/23/26, Strike $11.50	116,000
75,000	Seaport Calibre Materials Acquisition Corp. 01/19/23, Strike $11.50	3,686
75,000	Seaport Global Acquisition II Corp. 11/01/23, Strike $11.50	2,925
1,000,000	Semper Paratus Acquisition Corp. 11/04/26, Strike $11.50	23,750
250,000	SEP Acquisition Corp. 03/25/23, Strike $11.50	10,850
1,000,000	ShoulderUp Technology Acquisition Corp. 07/26/23, Strike $11.50	33,600
250,000	SHUAA Partners Acquisition Corp. I 03/02/27, Strike $11.50	20,000
250,000	Signal Hill Acquisition Corp. 02/11/27, Strike $11.50	6,000
52,005	Silver Spike Acquisition Corp. II 02/26/26, Strike $11.50	962
169,133	Silverspc, Inc. - Class A 02/16/23, Strike $11.50	25,387
500,000	Sizzle Acquisition Corp. 03/12/26, Strike $11.50	147,475
166,666	Skydeck Acquisition Corp. 12/31/27, Strike $11.50	9,833
7,500	Slam Corp. 12/31/27, Strike $11.50	707
2,500	Social Leverage Acquisition Corp. I 12/31/27, Strike $11.50	253

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
150,000	Sound Point Acquisition Corp. I, Ltd. 03/02/27, Strike $11.50	$16,935
500,000	Southport Acquisition Corp. 05/24/28, Strike $11.50	22,700
75,000	SportsMap Tech Acquisition Corp. 09/01/27, Strike $11.50	4,088
250,000	Spree Acquisition Corp. 1, Ltd. 12/22/28, Strike $11.50	8,962
300,286	Springwater Special Situations Corp. 04/12/26, Strike $11.50	10,510
750,000	ST Energy Transition I, Ltd. 12/02/26, Strike $11.50	150,000
250,000	StoneBridge Acquisition Corp. 02/26/23, Strike $11.50	17,525
166,666	Stratim Cloud Acquisition Corp. 03/05/26, Strike $11.50	2,675
146,040	Summit Healthcare Acquisition Corp. 05/03/23, Strike $11.50	46,331
20,000	Supernova Partners Acquisition Co. III, Ltd. 03/31/27, Strike $11.50	720
12,500	Sustainable Development Acquisition I Corp. 12/31/28, Strike $11.50	975
250,000	Swiftmerge Acquisition Corp. 06/17/23, Strike $11.50	35,000
83,333	Tailwind International Acquisition Corp. 03/01/28, Strike $11.50	1,667
50,000	Talon 1 Acquisition Corp. 04/18/23, Strike $11.50	3,108
333,333	Target Global Acquisition I Corp. 12/31/27, Strike $11.50	41,633
233,333	TB SA Acquisition Corp. 03/25/28, Strike $11.50	7,023
166,666	Tech and Energy Transition Corp. 12/31/27, Strike $11.50	5,017
20,000	Thunder Bridge Capital Partners III, Inc. 02/15/28, Strike $11.50	2,400
100,000	Thunder Bridge Capital Partners IV, Inc. 03/12/23, Strike $11.50	17,305
150,000	TKB Critical Technologies 1 01/08/23, Strike $11.50	39,000
200,000	TLG Acquisition One Corp. 01/25/28, Strike $11.50	16,000
328,694	Tlgy Acquisition Corp. 01/14/23, Strike $11.50	10,272
125,000	TortoiseEcofin Acquisition Corp. III 02/26/23, Strike $11.50	23,750
250,000	Trajectory Alpha Acquisition Corp. 12/31/27, Strike $11.50	20,062
742,892	Trine II Acquisition Corp. 12/31/27, Strike $11.50	62,700
450,000	Tristar Acquisition I Corp. 12/31/28, Strike $11.50	13,140
179,109	Twelve Seas Investment Company II 03/02/28, Strike $11.50	4,460
83,333	Twin Ridge Capital Acquisition Corp. 12/31/28, Strike $11.50	5,125

NUMBER OF SHARES			VALUE
350,279		UTA Acquisition Corp. 10/30/26, Strike $11.50	$68,585
625,000		Vahanna Tech Edge Acquisition I Corp. 07/13/24, Strike $11.50	22,500
16,666		Valor Latitude Acquisition Corp. 12/31/28, Strike $11.50	582
750,000		VMG Consumer Acquisition Corp. 07/03/23, Strike $11.50	29,587
1,000		Warburg Pincus Capital Corp. I - Class A 12/31/27, Strike $11.50	10
4,000		Warburg Pincus Capital Corp. I - Class B 03/09/26, Strike $11.50	511
266,666		Waverley Capital Acquisition Corp. 1 04/30/27, Strike $11.50	19,507
400,000		World Quantum Growth Acquisition Corp. 12/31/28, Strike $11.50	16,000
289,507		Worldwide Webb Acquisition Corp. 03/27/23, Strike $11.50	22,292
266,666		Xpac Acquisition Corp. 05/13/27, Strike $11.50	36,000
33,333		Zimmer Energy Transition Acquisition Corp. 05/14/23, Strike $11.50	5,147

			7,293,246

		TOTAL WARRANTS (Cost $7,353,899)	7,569,853

RIGHTS (0.0%) #

		Special Purpose Acquisition Companies (0.0%)
160,000		Accretion Acquisition Corp., (Expires 3/1/28)	16,400
750,000		Consilium Acquisition Corp. I Ltd., (Expires 7/1/23)	66,562
150,000		Fintech Ecosystem Development Corp., (Expires 4/1/26)	16,778
62,500		GSR II Meteora Acquisition Corp., (Expires 3/1/27)	94,375
500,000		Keyarch Acquisition Corp., (Expires 1/31/24)	60,000
500,000		ROC Energy Acquisition Corp., (Expires 11/30/28)	100,000

		TOTAL RIGHTS (Cost $187,632)	354,115

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.3%) #

		Communication Services (0.0%)
		Cyberagent, Inc.
10	JPY
920,000,000		Call, 02/17/23, Strike 95.84	$31,169

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
30	JPY
300,000,000		Call, 02/19/25, Strike 93.40	$283,607
70	JPY
64,400,000		Call, 02/17/23, Strike 95.44	239,646
165	JPY	Koei Tecmo Holdings Company, Ltd.
1,650,000,000		Call, 12/20/24, Strike 97.97	1,259,615
50	JPY	Zenrin Company, Ltd.
500,000,000		Call, 03/31/23, Strike 96.21	127,393

			1,941,430

		Consumer Discretionary (0.1%)
		Edion Corp.
60	JPY
600,000,000		Call, 06/19/25, Strike 99.51	810,356
50	JPY
500,000,000		Call, 06/19/25, Strike 95.45	822,178
50	JPY
5,000,000		Call, 06/19/25, Strike 94.30	866,352
100	JPY
1,000,000,000		H.I.S. Company, Ltd.
		Call, 11/15/24, Strike 96.54	—
100	JPY	Kyoritsu Maintenance Company, Ltd.
1,000,000,000		Call, 01/29/26, Strike 94.89	3,233,639
5	JPY	Kyoritsu Maintenance Company, Ltd.
50,000,000		Call, 01/29/26, Strike 95.73	158,440
		Takashimaya Company, Ltd.
100	JPY
10,000,000		Call, 12/06/23, Strike 97.28	777,447
50	JPY
5,000,000		Call, 12/06/23, Strike 97.29	388,282
50	JPY
5,000,000		Call, 12/06/23, Strike 97.18	392,250

			7,448,944

		Consumer Staples (0.0%)
5,500		Beyond Meat, Inc.
9,036,500		Put, 01/19/24, Strike $10.00	2,378,750
		Ezaki Glico Company, Ltd.
100	JPY
10,000,000		Call, 01/30/24, Strike 97.57	194,574
50	JPY
5,000,000		Call, 01/30/24, Strike 96.89	125,257
50	JPY	Nippn Corp.
500,000,000		Call, 06/20/25, Strike 98.27	162,471

			2,861,052

		Health Care (0.0%)
		Ship Healthcare Holdings, Inc.
72	JPY
720,000,000		Call, 12/13/23, Strike 97.95	408,350
50	JPY
500,000,000		Call, 12/13/23, Strike 97.68	293,971
25	JPY
250,000,000		Call, 12/13/23, Strike 98.32	134,661
100	JPY
1,000,000,000		Toho Holdings Company, Ltd.
		Call, 06/23/23, Strike 98.43	114,360

			951,342

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

		Industrials (0.0%)
		ANA Holdings, Inc.
100	JPY
1,000,000,000		Call, 12/08/28, Strike 86.09	$2,876,188
100	JPY
44,800,000		Call, 09/19/24, Strike 96.53	246,945
100		Asashi Refining US, Inc.
884,540,000		Call, 03/16/26, Strike $88.78	360,000
160	JPY
1,600,000,000		Seino Holdings Company, Ltd.
		Call, 03/31/26, Strike 97.31	476,019

			3,959,152

		Information Technology (0.0%)
		Digital Garage, Inc.
150	JPY
15,000,000		Call, 09/14/23, Strike 94.68	863,967
50	JPY
5,000,000		Call, 09/14/23, Strike 94.80	283,360
540		Unity Software, Inc.
1,918,080		Put, 02/24/23, Strike $34.00	161,730

			1,309,057

		Materials (0.0%)
45	JPY	Maeda Kosen Company, Ltd.
450,000,000		Call, 04/18/24, Strike 99.90	299,066
		Nippon Steel Corp.
100	JPY
1,000,000,000		Call, 10/04/24, Strike 98.59	1,394,070
50	JPY
500,000,000		Call, 10/05/26, Strike 96.93	984,702
34	JPY
340,000,000		Call, 10/05/26, Strike 97.61	647,059

			3,324,897

		Other (0.2%)
7,500
3,057,450,000		S&P 500 Index
		Call, 03/31/23, Strike $4,500.00	3,862,500
5,000
2,038,300,000		Put, 02/28/23, Strike $3,650.00	2,975,000
4,000
1,630,640,000		Put, 03/31/23, Strike $3,500.00	5,340,000
3,000
1,222,980,000		Call, 02/28/23, Strike $4,300.00	2,085,000
3,000
1,222,980,000		Put, 03/31/23, Strike $3,700.00	8,055,000
2,500
1,019,150,000		Put, 02/28/23, Strike $3,900.00	6,800,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
500
203,830,000		Put, 02/28/23, Strike $3,600.00	$232,500

			29,350,000

		TOTAL PURCHASED OPTIONS (Cost $77,759,263)	51,145,874

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.7%)
35,924,608		JPMorgan Prime Money Market Fund - Capital Class, 4.490%***†	35,924,608
75,270,742		State Street Navigator Securities Lending Government Money Market Portfolio, 4.290%†	75,270,742

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $111,195,350)	111,195,350

TOTAL INVESTMENTS (102.0%) (Cost $14,117,466,745)			15,667,904,451

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.7%)			(111,195,350)

LIABILITIES, LESS OTHER ASSETS (-1.3%)			(204,392,953)

NET ASSETS (100.0%)			$15,352,316,148

NUMBER OF SHARES			VALUE

COMMON STOCKS SOLD SHORT (-17.3%) #

		Communication Services (-1.8%)
(12,430)		Bandwidth, Inc. - Class A	(309,258)
(390,848)		Bilibili, Inc.	(9,771,200)
(224,000)	EUR	Cellnex Telecom, SA*	(8,737,558)
(398,500)	JPY	CyberAgent, Inc.	(3,692,168)
(114,600)		Eventbrite, Inc. - Class A	(1,018,794)
(100,000)		iQIYI, Inc.	(670,000)
(69,800)		JOYY, Inc.	(2,490,464)
(273,100)	JPY	Koei Tecmo Holdings Company, Ltd.	(4,938,942)
(8,884,169)	EUR	Koninklijke KPN, NV	(30,337,120)
(103,913)		Live Nation Entertainment, Inc.	(8,363,957)
(260,300)		Lyft, Inc. - Class A	(4,229,875)
(253,347)		Match Group, Inc.	(13,711,140)
(4,500)		Perficient, Inc.	(333,630)
(49,600)		Radius Global Infrastructure, Inc.	(668,112)
(218,738)		Sea, Ltd.	(14,097,664)
(736,267)		Snap, Inc. - Class A	(8,511,246)
(259,300)		T-Mobile US, Inc.	(38,716,083)
(123,492)		TechTarget, Inc.	(6,116,559)
(39,170)		TripAdvisor, Inc.	(912,661)
(1,131,999)		World Wrestling Entertainment, Inc. - Class A	(95,789,755)

NUMBER OF SHARES			VALUE
(517,000)		Zillow Group, Inc. - Class C	$(22,856,570)

			(276,272,756)

		Consumer Discretionary (-3.4%)
(44,300)		2U, Inc.	(382,309)
(89,000)		Airbnb, Inc. - Class A	(9,888,790)
(1,296,400)	HKD	ANTA Sports Products, Ltd.	(19,575,414)
(321,250)		Aptiv, PLC	(36,330,163)
(1,980,000)		Carnival Corp.	(21,423,600)
(18,500)		Cheesecake Factory, Inc.	(726,125)
(61,898)		Chegg, Inc.	(1,285,003)
(300,000)		Chewy, Inc. - Class A	(13,518,000)
(16,323)		Cracker Barrel Old Country Store, Inc.	(1,821,320)
(49,178)	EUR	Delivery Hero, SE*	(2,952,275)
(705,961)		Dick’s Sporting Goods, Inc.	(92,311,460)
(117,300)		DraftKings, Inc. - Class A	(1,758,327)
(878,100)	JPY	EDION Corp.	(8,655,186)
(429,959)		Etsy, Inc.	(59,153,759)
(353,500)		Farfetch, Ltd. - Class A	(2,410,870)
(320,000)		Ford Motor Company	(4,323,200)
(279,080)		Guess?, Inc.	(6,466,284)
(168,800)	JPY	Kyoritsu Maintenance Company, Ltd.	(7,677,148)
(249,900)		Li Auto, Inc.	(6,222,510)
(212,901)		Luminar Technologies, Inc.	(1,420,050)
(59,217)		Marriott Vacations Worldwide Corp.	(9,477,089)
(41,000)	HKD	Meituan - Class B*	(912,953)
(27,504)		MercadoLibre, Inc.	(32,501,202)
(205,000)		National Vision Holdings, Inc.	(8,425,500)
(622,200)		Norwegian Cruise Line Holdings, Ltd.	(9,463,662)
(20,000)	GBP	Ocado Group, PLC	(159,284)
(180,550)		Pinduoduo, Inc.	(17,690,289)
(330,832)		Royal Caribbean Cruises, Ltd.	(21,484,230)
(21,000)		Shake Shack, Inc. - Class A	(1,194,480)
(130,355)		Stride, Inc.	(5,596,140)
(395,800)	JPY	Takashimaya Company, Ltd.	(5,518,972)
(416,358)		Tesla, Inc.	(72,121,533)
(398,602)		Wayfair, Inc. - Class A	(24,115,421)
(138,300)		Winnebago Industries, Inc.	(8,806,944)

			(515,769,492)

		Consumer Staples (-0.1%)
(173,100)		Beauty Health Company	(1,973,340)
(47,000)	JPY	Nippn Corp.	(586,394)
(92,400)		Post Holdings, Inc.	(8,773,380)
(69,400)	JPY	Yaoko Company, Ltd.	(3,614,889)

			(14,948,003)

		Energy (-1.1%)
(90,968)		Northern Oil and Gas, Inc.	(3,049,247)
(715,806)		Pioneer Natural Resources Company	(164,885,912)

			(167,935,159)

		Financials (-0.1%)
(30,500)		Coinbase Global, Inc. - Class A	(1,783,640)
(34,000)		Hope Bancorp, Inc.	(438,260)
(38,800)		PRA Group, Inc.	(1,561,312)
(107,000)		SoFi Technologies, Inc.	(741,510)
(118,855)		Voya Financial, Inc.	(8,292,513)

			(12,817,235)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Health Care (-1.9%)
(56,000)		Alnylam Pharmaceuticals, Inc.	$(12,678,400)
(154,300)		Alphatec Holdings, Inc.	(2,008,986)
(30,400)		Ascendis Pharma, A/S	(3,772,032)
(125,066)		Bridgebio Pharma, Inc.	(1,160,613)
(87,790)		Coherus Biosciences, Inc.	(744,459)
(79,000)		Collegium Pharmaceutical, Inc.	(2,218,320)
(85,019)		CONMED Corp.	(8,141,419)
(5,864)		CryoPort, Inc.	(133,875)
(389,514)		Dexcom, Inc.	(41,713,054)
(433,000)		Envista Holdings Corp.	(16,882,670)
(105,000)		Evolent Health, Inc. - Class A	(3,383,100)
(460,224)		Halozyme Therapeutics, Inc.	(23,825,797)
(911,100)		Innoviva, Inc.	(11,525,415)
(160,531)		Insmed, Inc.	(3,456,232)
(101,000)		Insulet Corp.	(29,019,320)
(56,000)		Integer Holdings Corp.	(3,685,360)
(1,092,487)		Ironwood Pharmaceuticals, Inc.	(12,585,450)
(111,600)		Jazz Pharmaceuticals, PLC	(17,483,256)
(40,580)		Lantheus Holdings, Inc.	(2,333,350)
(9,000)		Mesa Laboratories, Inc.	(1,750,860)
(212,500)		Natera, Inc.	(9,122,625)
(15,000)		NeoGenomics, Inc.	(178,200)
(79,521)		Neurocrine Biosciences, Inc.	(8,821,265)
(110,600)		NextGen Healthcare, Inc.	(2,103,612)
(40,400)		Novocure, Ltd.	(3,683,672)
(65,000)		Omnicell, Inc.	(3,605,550)
(91,800)		Pacira BioSciences, Inc.	(3,604,986)
(97,000)		Revance Therapeutics, Inc.	(3,363,960)
(351,675)		Sarepta Therapeutics, Inc.	(43,948,825)
(275,000)	JPY	Ship Healthcare Holdings, Inc.	(5,319,786)
(10,000)		Teladoc Health, Inc.	(294,000)
(682,149)		Veradigm, Inc.	(12,217,289)

			(294,765,738)

		Industrials (-1.0%)
(782,400)		American Airlines Group, Inc.	(12,627,936)
(208,100)	JPY	ANA Holdings, Inc.	(4,587,585)
(30,955)		Axon Enterprise, Inc.	(6,049,845)
(320,700)		Chart Industries, Inc.	(42,967,386)
(513,000)		Clarivate, PLC	(5,704,560)
(109,003)		FTI Consulting, Inc.	(17,388,158)
(54,380)		Greenbrier Companies, Inc.	(1,681,430)
(54,800)		John Bean Technologies Corp.	(6,122,804)
(99,200)		Middleby Corp.	(15,420,640)
(19,000)		RBC Bearings, Inc.	(4,635,430)
(228,462)		Ritchie Bros Auctioneers, Inc.	(13,815,097)
(65,442)	EUR	Safran, SA	(9,376,949)
(77,000)	JPY	Seino Holdings Company, Ltd.	(765,475)
(71,600)		Stem, Inc.	(705,976)
(145,305)		Upwork, Inc.	(1,883,153)
(615,000)		Virgin Galactic Holdings, Inc.	(3,394,800)

			(147,127,224)

		Information Technology (-7.0%)
(206,345)		3D Systems Corp.	(2,240,907)
(806,900)		Akamai Technologies, Inc.	(71,773,755)
(84,250)		Altair Engineering, Inc. - Class A	(4,473,675)
(13,835)		Alteryx, Inc. - Class A	(767,704)
(109,700)		Bentley Systems, Inc. - Class B	(4,283,785)
(168,259)		Bill.com Holdings, Inc.	(19,454,106)
(326,692)		Blackline, Inc.	(23,456,486)
(354,000)		Block, Inc.	(28,928,880)
(700,000)		Box, Inc. - Class A	(22,393,000)
(24,003)		Broadcom, Inc.	(14,041,995)

NUMBER OF SHARES			VALUE
(27,900)		Ceridian HCM Holding, Inc.	$(2,016,612)
(88,594)		Cloudflare, Inc. - Class A	(4,687,509)
(172,975)		Coherent Corp.	(7,507,115)
(111,800)		Confluent, Inc.	(2,582,580)
(27,825)		Coupa Software, Inc.	(2,223,774)
(62,900)		CyberArk Software, Ltd.	(8,861,352)
(164,100)		Datadog, Inc. - Class A	(12,276,321)
(75,000)	JPY	Digital Garage, Inc.	(2,659,125)
(64,050)		DigitalOcean Holdings, Inc.	(1,879,867)
(702,200)		Dropbox, Inc. - Class A	(16,312,106)
(58,734)		Enphase Energy, Inc.	(13,002,533)
(119,900)		Envestnet, Inc.	(7,793,500)
(42,000)		Five9, Inc.	(3,308,760)
(59,833)		Guidewire Software, Inc.	(4,382,169)
(35,500)		Impinj, Inc.	(4,607,190)
(1,038,000)		Infinera Corp.	(7,598,160)
(158,400)		Insight Enterprises, Inc.	(17,854,848)
(70,973)		InterDigital, Inc.	(4,964,561)
(47,916)		Itron, Inc.	(2,753,732)
(115,000)		Jamf Holding Corp.	(2,285,050)
(11,862,000)	HKD	Lenovo Group, Ltd.	(9,485,183)
(567,439)		Lumentum Holdings, Inc.	(34,148,479)
(256,329)		MongoDB, Inc. - Class A	(54,908,235)
(8,500)		New Relic, Inc.	(518,925)
(246,976)		Nice, Ltd.	(51,230,232)
(110,850)		Nova, Ltd.	(10,054,095)
(69,587)		Nutanix, Inc. - Class A	(1,939,390)
(114,162)		Okta, Inc.	(8,403,465)
(962,600)		ON Semiconductor Corp.	(70,702,970)
(1,940,023)		Palo Alto Networks, Inc.	(307,765,249)
(43,800)		Pegasystems, Inc.	(1,702,944)
(124,000)		Progress Software Corp.	(6,576,960)
(36,500)		PROS Holdings, Inc.	(919,800)
(37,130)		Q2 Holdings, Inc.	(1,214,894)
(104,900)		Rapid7, Inc.	(4,182,363)
(20,711)		RingCentral, Inc. - Class A	(808,350)
(166,300)		Shift4 Payments, Inc. - Class A	(10,649,852)
(197,950)		Silicon Laboratories, Inc.	(31,060,334)
(169,400)		SMART Global Holdings, Inc.	(2,911,986)
(160,998)		Splunk, Inc.	(15,418,778)
(473,975)		Teradyne, Inc.	(48,203,257)
(6,100)		Tyler Technologies, Inc.	(1,968,897)
(210,000)		Varonis Systems, Inc.	(5,426,400)
(68,300)		Verint Systems, Inc.	(2,593,351)
(116,000)		Vishay Intertechnology, Inc.	(2,655,240)
(486,500)		Wolfspeed, Inc.	(37,465,365)
(170,700)		Workiva, Inc. - Class A	(14,770,671)
(120,800)		Ziff Davis, Inc.	(10,809,184)
(110,400)		Zscaler, Inc.	(13,707,264)

			(1,083,573,270)

		Materials (-0.4%)
(204,000)	JPY	Asahi Holdings, Inc.	(3,194,038)
(607,997)		ATI, Inc.	(22,125,011)
(35,000)		Lithium Americas Corp.	(883,050)
(67,200)	JPY	Maeda Kosen Company, Ltd.	(1,729,497)
(408,100)	JPY	Nippon Steel Corp.	(8,449,503)
(76,961)	CHF	Sika, AG	(21,755,878)

			(58,136,977)

		Real Estate (0.0%)
(605,000)	HKD	Link REIT	(4,837,747)
(63,400)		Realogy Holdings Corp.	(537,632)

			(5,375,379)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Utilities (-0.5%)
(168,003)	American Electric Power Company, Inc.	$(15,785,562)
(55,300)	NextEra Energy Partners, LP	(4,053,490)
(485,520)	NextEra Energy, Inc.	(36,234,358)
(950,000)	PG&E Corp.	(15,105,000)
(369,000)	Sunnova Energy International, Inc.	(7,188,120)

		(78,366,530)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $2,570,594,108)	(2,655,087,763)

TOTAL SECURITIES SOLD SHORT (Proceeds $2,570,594,108)		(2,655,087,763)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-2.9%) #

	Communication Services (0.0%)
30	Activision Blizzard, Inc.
229,710	Call, 02/17/23, Strike $77.00	(9,150)

	Consumer Discretionary (0.0%)
11,000	Carnival Corp.
11,902,000	Call, 06/21/24, Strike $10.00	(3,850,000)
200	iRobot Corp.
900,000	Call, 03/17/23, Strike $50.00	(45,500)
810	Tesla, Inc.
14,030,820	Call, 05/19/23, Strike $190.00	(1,437,750)

		(5,333,250)

	Information Technology (0.0%)
100	MicroStrategy, Inc.
2,517,300	Call, 06/16/23, Strike $300.00	(229,250)
	Unity Software, Inc.
540
1,918,080	Call, 02/24/23, Strike $42.00	(87,480)
540
1,918,080	Put, 02/24/23, Strike $28.00	(52,380)

		(369,110)

	Other (-2.9%)
	S&P 500 Index
5,750
2,344,045,000	Call, 02/28/23, Strike $3,925.00	(108,933,750)
4,000
1,630,640,000	Call, 06/30/23, Strike $3,800.00	(165,860,000)
3,000
1,222,980,000	Put, 03/31/23, Strike $3,200.00	(1,680,000)
2,500
1,019,150,000	Call, 02/28/23, Strike $3,800.00	(74,587,500)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
2,350
958,001,000	Call, 09/29/23, Strike $4,300.00	$(38,175,750)
2,000
815,320,000	Call, 06/30/23, Strike $4,000.00	(53,120,000)
1,500
611,490,000	Put, 03/31/23, Strike $3,000.00	(540,000)

		(442,897,000)

	TOTAL WRITTEN OPTIONS
	(Premium $318,905,943)	(448,608,510)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	European Monetary Unit	04/18/23	17,354,000	$18,954,655	$46,764

					$46,764

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Swiss Franc	04/18/23	2,507,000	$ 2,760,461	$(1,720)
State Street Bank and Trust	British Pound Sterling	04/18/23	12,842,000	15,858,077	(167,469)
State Street Bank and Trust	Japanese Yen	04/18/23	3,109,342,000	24,138,070	504,751
Bank of New York	Swiss Franc	04/18/23	24,233,000	26,682,987	(352,185)
State Street Bank and Trust	European Monetary Unit	04/18/23	120,005,000	131,073,723	(513,323)

					$(529,946)

NOTES TO SCHEDULE OF INVESTMENTS

~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $3,992,738,677.

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2023.
#	Non-income producing security.
&	Illiquid security.
***	The rate disclosed is the 7 day net yield as of January 31, 2023.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2023.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATION

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. For purchased options denominated in JPY, the strike price shown is a percentage of the par value of the underlying.

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (102.8%)

	Communication Services (8.0%)
15,550	Activision Blizzard, Inc.~	$1,190,664
93,897	Alphabet, Inc. - Class A~#	9,280,779
105,291	Alphabet, Inc. - Class C~#	10,515,412
94,157	AT&T, Inc.~	1,917,978
81,273	Comcast Corp. - Class A	3,198,093
15,031	Fox Corp. - Class A	510,152
17,382	Match Group, Inc.#	940,714
40,653	Meta Platforms, Inc. - Class A#	6,056,077
7,766	Netflix, Inc.~#	2,748,077
20,605	Paramount Global - Class B	477,212
12,431	T-Mobile US, Inc.#	1,856,073
77,571	Verizon Communications, Inc.~	3,224,626
37,686	Walt Disney Company~#	4,088,554

		46,004,411

	Consumer Discretionary (10.7%)
166,081	Amazon.com, Inc.~#	17,127,933
13,298	Aptiv, PLC#	1,503,871
669	Booking Holdings, Inc.~#	1,628,413
17,605	Caesars Entertainment, Inc.#	916,516
83,523	Carnival Corp.#^	903,719
803	Chipotle Mexican Grill, Inc. - Class A#	1,322,043
5,200	Darden Restaurants, Inc.	769,444
36,563	DISH Network Corp. - Class A#^	526,142
4,698	Dollar General Corp.	1,097,453
16,155	DR Horton, Inc.	1,594,337
14,094	eBay, Inc.	697,653
71,733	Ford Motor Company	969,113
26,931	General Motors Company	1,058,927
19,775	Home Depot, Inc.~	6,410,462
16,146	Lowe’s Companies, Inc.	3,362,404
14,132	McDonald’s Corp.~	3,778,897
18,050	MGM Resorts International	747,450
25,280	NIKE, Inc. - Class B~	3,218,902
38,327	Norwegian Cruise Line Holdings, Ltd.#^	582,954
2,126	O’Reilly Automotive, Inc.#	1,684,536
8,962	Ross Stores, Inc.	1,059,219
21,722	Starbucks Corp.~	2,370,739
10,011	Target Corp.	1,723,294
16,592	Tesla, Inc.#	2,874,066
25,042	TJX Companies, Inc.~	2,049,938
2,755	Ulta Beauty, Inc.#	1,415,960

		61,394,385

	Consumer Staples (7.2%)
34,523	Altria Group, Inc.~	1,554,916
15,219	Archer-Daniels-Midland Company	1,260,894
9,762	Church & Dwight Company, Inc.	789,355
63,128	Coca-Cola Company~	3,871,009
14,704	Colgate-Palmolive Company	1,095,889
6,937	Constellation Brands, Inc. - Class A	1,606,054
6,002	Costco Wholesale Corp.~	3,067,862
5,318	Estee Lauder Companies, Inc. - Class A	1,473,512
16,057	General Mills, Inc.	1,258,227
12,182	Kellogg Company	835,442
9,080	Kimberly-Clark Corp.	1,180,491
20,981	Kraft Heinz Company	850,360

NUMBER OF SHARES		VALUE
21,134	Kroger Company	$943,210
42,413	Mondelez International, Inc. - Class A~	2,775,507
9,170	Monster Beverage Corp.#	954,414
19,362	PepsiCo, Inc.~	3,311,289
35,443	Philip Morris International, Inc.~	3,694,578
34,807	Procter & Gamble Company~	4,955,821
15,816	Sysco Corp.	1,225,107
29,859	Walmart, Inc.~	4,295,814

		40,999,751

	Energy (5.5%)
39,092	Chevron Corp.~	6,802,790
26,526	ConocoPhillips~	3,232,724
7,480	EOG Resources, Inc.	989,230
45,500	Exxon Mobil Corp.	5,278,455
17,218	Hess Corp.	2,585,455
50,322	Kinder Morgan, Inc.	920,893
30,612	Marathon Petroleum Corp.	3,934,254
14,945	Occidental Petroleum Corp.	968,286
10,088	ONEOK, Inc.	690,826
7,066	Phillips 66	708,508
10,031	Pioneer Natural Resources Company	2,310,641
21,288	Schlumberger, Ltd.	1,212,990
7,032	Valero Energy Corp.	984,691
25,397	Williams Companies, Inc.	818,799

		31,438,542

	Financials (12.0%)
10,432	Aflac, Inc.~	766,752
8,012	Allstate Corp.~	1,029,302
17,909	American Express Company~	3,132,821
35,662	American International Group, Inc.~	2,254,552
4,906	Ameriprise Financial, Inc.	1,717,689
8,933	Arthur J Gallagher & Company	1,748,367
7,368	Assurant, Inc.~	976,923
198,101	Bank of America Corp.~	7,028,623
18,181	Bank of New York Mellon Corp.	919,413
27,003	Berkshire Hathaway, Inc. - Class B#	8,411,975
1,886	BlackRock, Inc.	1,431,870
8,300	Cboe Global Markets, Inc.~	1,019,904
34,824	Charles Schwab Corp.	2,696,074
11,093	Chubb, Ltd.	2,523,547
26,232	Citigroup, Inc.~	1,369,835
3,924	CME Group, Inc.	693,214
10,654	Discover Financial Services	1,243,641
10,583	Goldman Sachs Group, Inc.~	3,871,367
39,361	Huntington Bancshares, Inc.	597,106
47,920	JPMorgan Chase & Company~	6,706,883
4,875	M&T Bank Corp.	760,500
13,857	Marsh & McLennan Companies, Inc.~	2,423,728
15,110	MetLife, Inc.	1,103,332
24,559	Morgan Stanley	2,390,327
7,813	Northern Trust Corp.	757,627
5,851	Prudential Financial, Inc.	614,004
5,075	S&P Global, Inc.~	1,902,820
6,885	State Street Corp.	628,807
6,520	Travelers Companies, Inc.	1,246,102
12,384	Truist Financial Corp.	611,646
18,036	US Bancorp~	898,193
92,718	Wells Fargo & Company~	4,345,693

See accompanying Notes to Schedule of Investments

1

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
23,416	Zions Bancorp NA	$1,244,795

		69,067,432

	Health Care (15.5%)
25,888	Abbott Laboratories~	2,861,918
32,157	AbbVie, Inc.~	4,751,197
16,597	Agilent Technologies, Inc.~	2,524,072
7,282	Amgen, Inc.~	1,837,977
18,175	Baxter International, Inc.~	830,416
6,079	Becton Dickinson and Company	1,533,245
3,787	Biogen, Inc.#	1,101,638
53,624	Boston Scientific Corp.#	2,480,110
51,167	Bristol-Myers Squibb Company~	3,717,282
11,827	Centene Corp.#	901,690
5,022	Cigna Corp.	1,590,317
22,217	CVS Health Corp.~	1,959,984
14,508	Danaher Corp.~	3,835,625
9,444	Dexcom, Inc.#	1,011,358
16,921	Edwards Lifesciences Corp.~#	1,297,841
17,184	Eli Lilly & Company~	5,913,874
6,230	GE Healthcare, Inc.#	433,110
23,667	Gilead Sciences, Inc.~	1,986,608
4,956	HCA Healthcare, Inc.	1,264,127
3,201	Humana, Inc.~	1,637,952
8,480	Intuitive Surgical, Inc.~#	2,083,451
4,795	IQVIA Holdings, Inc.#	1,100,021
40,941	Johnson & Johnson	6,690,578
4,532	Laboratory Corp. of America Holdings	1,142,608
4,562	McKesson Corp.	1,727,538
25,102	Medtronic, PLC	2,100,786
44,019	Merck & Company, Inc.~	4,728,081
4,671	Organon & Company	140,737
99,259	Pfizer, Inc.~	4,383,277
5,662	Quest Diagnostics, Inc.	840,694
1,206	Regeneron Pharmaceuticals, Inc.#	914,715
8,666	Thermo Fisher Scientific, Inc.~	4,942,480
20,924	UnitedHealth Group, Inc.	10,445,052
7,104	Vertex Pharmaceuticals, Inc.~#	2,295,302
4,399	Zimmer Biomet Holdings, Inc.	560,169
5,982	Zoetis, Inc.	989,961

		88,555,791

	Industrials (8.7%)
6,968	3M Company	801,877
5,272	Allegion, PLC	619,724
6,879	Boeing Company~#	1,465,227
27,484	Carrier Global Corp.	1,251,347
13,999	Caterpillar, Inc.~	3,531,808
74,323	CSX Corp.~	2,298,067
5,053	Deere & Company~	2,136,611
17,378	Delta Air Lines, Inc.~#	679,480
6,934	Eaton Corp., PLC	1,124,764
19,835	Emerson Electric Company~	1,789,514
5,144	Generac Holdings, Inc.#	620,366
4,386	General Dynamics Corp.	1,022,201
18,692	General Electric Company	1,504,332
16,801	Honeywell International, Inc.~	3,502,672
6,249	Illinois Tool Works, Inc.	1,475,014
16,122	Johnson Controls International, PLC	1,121,608
6,982	L3Harris Technologies, Inc.	1,499,873
3,520	Lockheed Martin Corp.~	1,630,675
14,749	Masco Corp.	784,647
4,008	Norfolk Southern Corp.	985,206

NUMBER OF SHARES		VALUE
3,604	Northrop Grumman Corp.~	$1,614,736
6,601	Otis Worldwide Corp.	542,800
10,316	PACCAR, Inc.	1,127,642
15,871	Pentair, PLC	878,936
35,848	Raytheon Technologies Corp.~	3,579,423
31,681	Southwest Airlines Company	1,133,229
4,420	Stryker Corp.	1,121,840
957	Teledyne Technologies, Inc.#	406,017
18,544	Union Pacific Corp.~	3,786,499
11,827	United Parcel Service, Inc. - Class B~	2,190,715
5,935	Verisk Analytics, Inc. - Class A	1,078,924
11,360	Waste Management, Inc.~	1,757,733
8,161	Xylem, Inc.~	848,826

		49,912,333

	Information Technology (26.9%)
9,929	Accenture, PLC - Class A	2,770,687
7,260	Adobe, Inc.~#	2,688,668
33,131	Advanced Micro Devices, Inc.~#	2,489,795
15,419	Amphenol Corp. - Class A	1,229,974
266,447	Apple, Inc.~	38,445,638
15,029	Applied Materials, Inc.~	1,675,583
4,292	Autodesk, Inc.#	923,467
10,045	Automatic Data Processing, Inc.~	2,268,261
7,929	Broadcom, Inc.~	4,638,544
94,352	Cisco Systems, Inc.~	4,592,112
12,038	Cognizant Technology Solutions Corp. - Class A	803,537
2,535	Enphase Energy, Inc.#	561,198
11,906	Fiserv, Inc.~#	1,270,132
4,436	Gartner, Inc.#	1,499,989
6,595	Global Payments, Inc.	743,388
24,749	HP, Inc.	721,186
51,531	Intel Corp.~	1,456,266
12,107	International Business Machines Corp.	1,631,176
4,644	Intuit, Inc.~	1,962,880
4,500	Jack Henry & Associates, Inc.	810,405
15,768	Mastercard, Inc. - Class A~	5,843,621
29,334	Micron Technology, Inc.~	1,768,840
140,309	Microsoft Corp.~	34,769,973
2,239	Monolithic Power Systems, Inc.	955,068
6,667	NetApp, Inc.	441,555
44,773	NVIDIA Corp.~	8,747,301
6,643	NXP Semiconductors, NV	1,224,371
10,388	ON Semiconductor Corp.#	762,999
25,450	Oracle Corp.~	2,251,307
9,443	Paychex, Inc.	1,094,066
3,388	Paycom Software, Inc.#	1,097,509
12,614	PayPal Holdings, Inc.#	1,027,915
8,024	Qorvo, Inc.#	871,888
21,199	QUALCOMM, Inc.~	2,823,919
20,064	salesforce, Inc.~#	3,370,150
9,468	Skyworks Solutions, Inc.	1,038,356
2,239	SolarEdge Technologies, Inc.#	714,532
6,436	TE Connectivity, Ltd.	818,337
9,546	Teradyne, Inc.	970,828
11,804	Texas Instruments, Inc.~	2,091,787
35,776	Visa, Inc. - Class A~^	8,235,993

		154,103,201

	Materials (3.0%)
5,826	Air Products and Chemicals, Inc.~	1,867,291
4,762	Avery Dennison Corp.	902,113
5,993	Celanese Corp. - Class A	738,338

See accompanying Notes to Schedule of Investments

2

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
16,608	Corteva, Inc.	$1,070,386
16,605	Dow, Inc.	985,507
14,926	DuPont de Nemours, Inc.	1,103,778
46,810	Freeport-McMoRan, Inc.	2,088,662
3,703	International Flavors & Fragrances, Inc.	416,439
13,020	Linde, PLC	4,308,839
7,380	PPG Industries, Inc.	961,909
4,265	ServiceNow, Inc.#	1,941,129
4,517	Sherwin-Williams Company	1,068,677

		17,453,068

	Real Estate (2.5%)
5,075	Alexandria Real Estate Equities, Inc.	815,756
6,377	American Tower Corp.	1,424,558
4,665	AvalonBay Communities, Inc.	827,758
6,331	Crown Castle, Inc.	937,684
7,105	Digital Realty Trust, Inc.	814,375
1,168	Equinix, Inc.	862,136
4,517	Federal Realty Investment Trust	503,781
6,072	Mid-America Apartment Communities, Inc.	1,012,324
18,676	Prologis, Inc.	2,414,433
3,342	Public Storage	1,017,104
11,615	Realty Income Corp.	787,845
9,469	Regency Centers Corp.	630,919
14,702	UDR, Inc.	626,158
11,892	Welltower, Inc.	892,376
22,134	Weyerhaeuser Company	762,074

		14,329,281

	Utilities (2.8%)
36,222	AES Corp.~	992,845
14,183	American Electric Power Company, Inc.~	1,332,635
13,194	CMS Energy Corp.	833,729
11,047	Consolidated Edison, Inc.	1,052,890
3,715	Constellation Energy Corp.	317,112
13,062	Dominion Energy, Inc.	831,266
18,062	Duke Energy Corp.~	1,850,452
7,993	Edison International	550,718
8,087	Entergy Corp.	875,660
11,144	Exelon Corp.	470,165
18,296	FirstEnergy Corp.	749,221
29,054	NextEra Energy, Inc.~	2,168,300
22,354	NiSource, Inc.	620,324
14,047	Public Service Enterprise Group, Inc.	869,931
20,055	Southern Company	1,357,322
16,099	Xcel Energy, Inc.	1,107,128

		15,979,698

	TOTAL COMMON STOCKS (Cost $475,383,480)	589,237,893

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BOND (0.9%)

	Consumer Discretionary (0.9%)
616,000	Tesla, Inc. 2.000%, 05/15/24 (Cost $6,587,300)	5,153,012

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.4%) #

	Other (0.4%)
600	S&P 500 Index
244,596,000	Call, 03/31/23, Strike $4,500.00	$309,000
415
169,178,900	Put, 02/28/23, Strike $3,650.00	246,925
350
142,681,000	Call, 02/28/23, Strike $4,300.00	243,250
250
101,915,000	Put, 02/28/23, Strike $3,900.00	680,000
225
91,723,500	Put, 03/31/23, Strike $3,700.00	604,125
125
50,957,500	Put, 03/31/23, Strike $3,500.00	166,875

	TOTAL PURCHASED OPTIONS (Cost $4,659,597)	2,250,175

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.0%)
247,320	State Street Navigator Securities Lending Government Money Market Portfolio, 4.290%† (Cost $247,320)	247,320

TOTAL INVESTMENTS (104.1%) (Cost $486,877,697)		596,888,400

PAYABLE UPON RETURN OF SECURITIES ON LOAN (0.0%)		(247,320)

LIABILITIES, LESS OTHER ASSETS (-4.1%)		(23,543,535)

NET ASSETS (100.0%)		$573,097,545

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-4.3%) #

	Consumer Discretionary (0.0%)
70	Tesla, Inc.
1,212,540	Call, 05/19/23, Strike $190.00	(124,250)

	Other (-4.3%)
	S&P 500 Index
280
114,144,800	Call, 02/28/23, Strike $3,925.00	(5,304,600)
280
114,144,800	Call, 09/29/23, Strike $4,300.00	(4,548,600)
225
91,723,500	Put, 03/31/23, Strike $3,200.00	(126,000)
225
91,723,500	Call, 06/30/23, Strike $4,000.00	(5,976,000)

See accompanying Notes to Schedule of Investments

3

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
100
40,766,000	Call, 02/28/23, Strike $3,800.00	$(2,983,500)
100
40,766,000	Call, 06/30/23, Strike $3,800.00	(4,146,500)
75
30,574,500	Call, 02/28/23, Strike $3,900.00	(1,581,750)
75
30,574,500	Put, 03/31/23, Strike $3,000.00	(27,000)
50
20,383,000	Put, 02/28/23, Strike $3,600.00	(23,250)

		(24,717,200)

	TOTAL WRITTEN OPTIONS (Premium $18,045,921)	(24,841,450)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $141,041,023.
#	Non-income producing security.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2023.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (87.9%)

		Communication Services (4.8%)
452,000		Alphabet, Inc. - Class A#~	$44,675,680

		Consumer Discretionary (14.2%)
485,500		Amazon.com, Inc.#~	50,069,615
9,500		Booking Holdings, Inc.#~	23,123,950
492,000		Caesars Entertainment, Inc.#~	25,613,520
187,000		Marriott International, Inc. - Class A~	32,571,660

			131,378,745

		Consumer Staples (2.8%)
328,500		Sysco Corp.~	25,445,610

		Financials (13.5%)
1,190,000		Huntington Bancshares, Inc.~	18,052,300
360,000		Morgan Stanley~	35,038,800
6,700,000	GBP	NatWest Group, PLC	25,560,879
160,000		PNC Financial Services Group, Inc.~	26,468,800
406,500		Wells Fargo & Company~	19,052,655

			124,173,434

		Health Care (5.5%)
419,000		Boston Scientific Corp.#~	19,378,750
29,000		Danaher Corp.	7,667,020
46,000		Humana, Inc.~	23,538,200

			50,583,970

		Industrials (30.9%)
425,000		AerCap Holdings, NV#~	26,864,250
845,000		Air Lease Corp. - Class A	37,999,650
981,000		CSX Corp.~	30,332,520
749,300		Delta Air Lines, Inc.#~	29,297,630
121,000		Honeywell International, Inc.~	25,226,080
160,500		L3Harris Technologies, Inc.~	34,478,610
270,000		Raytheon Technologies Corp.~	26,959,500
486,000		Southwest Airlines Company~	17,384,220
236,500		TransUnion~	16,968,875
559,000		Uber Technologies, Inc.#~	17,289,870
112,000		Union Pacific Corp.~	22,869,280

			285,670,485

		Information Technology (14.2%)
246,000		Advanced Micro Devices, Inc.#	18,486,900
106,000		Analog Devices, Inc.~	18,175,820
175,000		Microsoft Corp.~	43,366,750
42,500		Paycom Software, Inc.#~	13,767,450
162,000		Visa, Inc. - Class A~	37,294,020

			131,090,940

		Materials (2.0%)
55,000		Linde, PLC~	18,201,700

		TOTAL COMMON STOCKS (Cost $744,774,748)	811,220,564

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (1.6%) #

	Airlines (0.3%)
3,540	United Airlines Holdings, Inc.
17,331,840	Call, 02/17/23, Strike $41.00	$2,885,100

	Communication Services (0.4%)
	Alphabet, Inc.
4,520
44,675,680	Put, 02/03/23, Strike $95.00	603,420
4,400
43,489,600	Call, 02/03/23, Strike $92.00	3,212,000

		3,815,420

	Consumer Staples (0.0%)
	Sysco Corp.
3,390
26,258,940	Call, 02/03/23, Strike $80.00	50,850
1,130
8,752,980	Put, 02/03/23, Strike $74.00	11,300

		62,150

	Health Care (0.0%)
460	Humana, Inc.
23,538,200	Put, 02/17/23, Strike $480.00	172,500

	Industrials (0.0%)
1,810	Raytheon Technologies Corp.
18,072,850	Call, 02/17/23, Strike $100.00	355,665

	Information Technology (0.2%)
2,765	Advanced Micro Devices, Inc.
20,778,975	Put, 02/03/23, Strike $73.00	503,230
2,200	Apple, Inc.
31,743,800	Put, 02/17/23, Strike $130.00	161,700
3,200	Docusign, Inc.
19,404,800	Call, 02/03/23, Strike $58.00	1,088,000

		1,752,930

	Other (0.7%)
5,150	SPDR S&P 500 ETF Trust
209,337,200	Call, 02/03/23, Strike $395.00	6,164,550

	TOTAL PURCHASED OPTIONS (Cost $8,271,236)	15,208,315

TOTAL INVESTMENTS (89.5%) (Cost $753,045,984)		826,428,879

OTHER ASSETS, LESS LIABILITIES (10.5%)		96,544,254

NET ASSETS (100.0%)		$922,973,133

NUMBER OF SHARES		VALUE

COMMON STOCKS SOLD SHORT (-8.0%) #

	Consumer Staples (-0.9%)
(15,500)	Costco Wholesale Corp.	(7,922,670)

See accompanying Notes to Schedule of Investments

1

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Health Care (-1.0%)
(12,500)	Regeneron Pharmaceuticals, Inc.	$(9,480,875)

	Information Technology (-6.1%)
(107,500)	Apple, Inc.	(15,511,175)
(53,000)	First Solar, Inc.	(9,412,800)
(47,000)	Lam Research Corp.	(23,504,700)
(171,000)	STMicroelectronics, NV	(8,074,620)

		(56,503,295)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $66,284,558)	(73,906,840)

EXCHANGE-TRADED FUND SOLD SHORT (-47.7%) #

	Other (-47.7%)
(1,082,000)	SPDR S&P 500 ETF Trust (Proceeds $421,683,922)	(439,812,360)

TOTAL SECURITIES SOLD SHORT (Proceeds $487,968,480)		(513,720,200)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.5%) #

	Airlines (0.0%)
2,800	United Airlines Holdings, Inc.
13,708,800	Put, 02/17/23, Strike $45.00	(106,400)

	Communication Services (-0.1%)
	Alphabet, Inc.
920
9,093,280	Call, 02/03/23, Strike $100.00	(215,740)
920
9,093,280	Put, 02/03/23, Strike $100.00	(322,000)

		(537,740)

	Consumer Staples (0.0%)
1,130	Sysco Corp.
8,752,980	Put, 02/03/23, Strike $78.00	(127,125)

	Energy (0.0%)
5,100	BP, PLC
18,477,300	Put, 02/10/23, Strike $36.00	(331,500)

	Financials (0.0%)
630	First Republic Bank
8,875,440	Call, 02/17/23, Strike $140.00	(299,250)

	Health Care (-0.1%)
920	Humana, Inc.
47,076,400	Put, 05/19/23, Strike $400.00	(377,200)

	Industrials (0.0%)
2,365	Transunion
16,968,875	Call, 02/17/23, Strike $75.00	(301,538)

	Information Technology (-0.2%)
2,765	Advanced Micro Devices, Inc.
20,778,975	Call, 02/17/23, Strike $83.00	(362,215)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
455	First Solar, Inc.
8,080,800	Call, 03/17/23, Strike $200.00	$(217,262)
235	Lam Research Corp.
11,752,350	Call, 02/03/23, Strike $475.00	(630,388)
980	STMicroelectronics, NV
4,627,560	Call, 02/17/23, Strike $46.00	(227,850)
810	Visa, Inc.
18,647,010	Call, 03/17/23, Strike $240.00	(226,800)

		(1,664,515)

	Other (-0.1%)
2,970	SPDR S&P 500 ETF Trust
120,724,560	Put, 03/17/23, Strike $331.00	(145,530)
3,060	SPDR S&P Metals & Mining ETF
17,478,720	Call, 02/17/23, Strike $59.00	(321,300)

		(466,830)

	TOTAL WRITTEN OPTIONS (Premium $4,292,076)	(4,212,098)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $455,080,473.

FOREIGN CURRENCY ABBREVIATIONS

GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (84.9%)

	Communication Services (7.1%)
	Liberty Media Corp.
12,500,000	0.500%, 12/01/50*	$13,120,500
10,750,000	1.375%, 10/15/23	14,074,115
11,250,000	Liberty Media Corp. / Liberty Formula One* 2.250%, 08/15/27	11,833,087
7,750,000	Match Group Finance Co. 3, Inc.*^ 2.000%, 01/15/30	7,620,188
8,500,000	Perficient, Inc. 0.125%, 11/15/26	6,858,650
20,500,000	Snap, Inc. 0.000%, 05/01/27	15,142,120

		68,648,660

	Consumer Discretionary (13.8%)
4,750,000	Airbnb, Inc. 0.000%, 03/15/26	4,086,615
6,750,000	Booking Holdings, Inc. 0.750%, 05/01/25	9,638,393
15,500,000	DISH Network Corp. 0.000%, 12/15/25	10,298,510
10,750,000	DraftKings Holdings, Inc. 0.000%, 03/15/28	7,372,780
16,750,000	Etsy, Inc.^ 0.125%, 09/01/27	17,298,227
20,250,000	Ford Motor Company 0.000%, 03/15/26	20,616,930
2,695,000	Lucid Group, Inc.* 1.250%, 12/15/26	1,739,353
14,750,000	Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	15,939,735
5,250,000	Royal Caribbean Cruises, Ltd.* 6.000%, 08/15/25	8,041,110
7,750,000	Shake Shack, Inc. 0.000%, 03/01/28	5,810,795
17,750,000	Vail Resorts, Inc.^ 0.000%, 01/01/26	16,896,225
13,400,000	Wayfair, Inc.*^ 3.250%, 09/15/27	16,093,266

		133,831,939

	Consumer Staples (0.6%)
5,750,000	Post Holdings, Inc.* 2.500%, 08/15/27	6,274,457

	Energy (3.2%)
3,000,000	EQT Corp. 1.750%, 05/01/26	6,749,640
5,000,000	Northern Oil And Gas, Inc.* 3.625%, 04/15/29	5,713,850
7,750,000	Pioneer Natural Resources Company 0.250%, 05/15/25	18,271,167

		30,734,657

	Financials (1.7%)
10,250,000	Morgan Stanley Finance, LLC 1.000%, 11/23/27	10,826,562

PRINCIPAL AMOUNT		VALUE
7,250,000	SoFi Technologies, Inc.* 0.000%, 10/15/26	$5,484,988

		16,311,550

	Health Care (17.8%)
5,500,000	Alnylam Pharmaceuticals, Inc.* 1.000%, 09/15/27	5,883,900
7,750,000	Alphatec Holdings, Inc. 0.750%, 08/01/26	7,516,105
6,969,000	BioMarin Pharmaceutical, Inc.^ 0.599%, 08/01/24	7,699,978
6,000,000	CONMED Corp.* 2.250%, 06/15/27	5,705,760
7,000,000	CryoPort, Inc.* 0.750%, 12/01/26	5,548,760
25,750,000	Dexcom, Inc.^ 0.250%, 11/15/25	27,146,937
2,772,000	Envista Holdings Corp. 2.375%, 06/01/25	5,299,149
10,750,000	Exact Sciences Corp.^ 0.375%, 03/01/28	9,635,978
8,250,000	Halozyme Therapeutics, Inc.*^ 1.000%, 08/15/28	9,215,745
5,500,000	Insmed, Inc. 0.750%, 06/01/28	4,894,780
5,750,000	Insulet Corp. 0.375%, 09/01/26	7,954,493
13,500,000	Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	13,195,710
5,500,000	Ionis Pharmaceuticals, Inc.^ 0.000%, 04/01/26	5,291,990
12,250,000	Jazz Investments I, Ltd. 2.000%, 06/15/26	14,448,263
4,359,000	Lantheus Holdings, Inc.* 2.625%, 12/15/27	4,678,166
10,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	6,688,700
5,000,000	NextGen Healthcare, Inc.* 3.750%, 11/15/27	5,250,200
5,600,000	NuVasive, Inc.^ 0.375%, 03/15/25	5,029,920
5,000,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	4,597,500
2,800,000	Repligen Corp. 0.375%, 07/15/24	4,746,420
5,500,000	Sarepta Therapeutics, Inc.* 1.250%, 09/15/27	6,273,080
6,500,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	5,938,660

		172,640,194

	Industrials (5.1%)
7,000,000	Air Transport Services Group, Inc.~ 1.125%, 10/15/24	7,424,900
5,000,000	Axon Enterprise, Inc.* 0.500%, 12/15/27	5,397,650
7,500,000	John Bean Technologies Corp.^ 0.250%, 05/15/26	6,948,675
5,500,000	Middleby Corp.^ 1.000%, 09/01/25	7,189,490
6,250,000	Parsons Corp. 0.250%, 08/15/25	6,841,375

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
8,000,000	Southwest Airlines Company^ 1.250%, 05/01/25	$9,665,120
6,750,000	Uber Technologies, Inc.^ 0.000%, 12/15/25	5,887,350

		49,354,560

	Information Technology (32.5%)
9,500,000	Akamai Technologies, Inc. 0.125%, 05/01/25	10,217,915
11,500,000	Bentley Systems, Inc. 0.125%, 01/15/26	10,683,500
15,750,000	Bill.com Holdings, Inc. 0.000%, 12/01/25	16,542,540
12,000,000	Block, Inc. 0.500%, 05/15/23	13,725,720
8,500,000	Camtek Ltd.* 0.000%, 12/01/26	6,829,240
8,000,000	Confluent, Inc. 0.000%, 01/15/27	6,250,320
5,509,000	Coupa Software, Inc. 0.125%, 06/15/25	5,382,789
8,750,000	CyberArk Software, Ltd. 0.000%, 11/15/24	9,643,550
9,750,000	Datadog, Inc. 0.125%, 06/15/25	10,697,115
8,500,000	DigitalOcean Holdings, Inc. 0.000%, 12/01/26	6,577,980
11,847,000	Enphase Energy, Inc. 0.000%, 03/01/26	12,500,125
17,750,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	19,714,570
6,250,000	MongoDB, Inc. 0.250%, 01/15/26	7,671,250
4,750,000	Okta, Inc. 0.375%, 06/15/26	4,058,400
17,250,000	ON Semiconductor Corp. 0.000%, 05/01/27	25,875,000
	Palo Alto Networks, Inc.
9,500,000	0.750%, 07/01/23~	17,021,530
6,250,000	0.375%, 06/01/25	10,264,500
11,500,000	Repay Holdings Corp.* 0.000%, 02/01/26	9,262,100
21,750,000	Shift4 Payments, Inc. 0.000%, 12/15/25	23,289,247
9,000,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	12,385,620
20,000,000	Splunk, Inc.^ 1.125%, 06/15/27	17,298,000
13,750,000	Tyler Technologies, Inc.^ 0.250%, 03/15/26	13,071,025
17,000,000	Unity Software, Inc. 0.000%, 11/15/26	13,143,040
7,500,000	Wix.com, Ltd. 0.000%, 08/15/25	6,462,750
	Wolfspeed, Inc.*
10,250,000	1.875%, 12/01/29	9,955,723
6,704,000	0.250%, 02/15/28	6,149,244
9,500,000	Zscaler, Inc. 0.125%, 07/01/25	10,395,375

		315,068,168

	Materials (2.6%)
2,125,000	ATI, Inc. 3.500%, 06/15/25	5,143,754
4,500,000	Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	6,236,280

PRINCIPAL AMOUNT		VALUE
6,655,000	Lithium Americas Corp. 1.750%, 01/15/27	$5,810,946
8,241,000	MP Materials Corp.* 0.250%, 04/01/26	8,249,736

		25,440,716

	Real Estate (0.5%)
5,250,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	4,767,053

	TOTAL CONVERTIBLE BONDS (Cost $797,810,572)	823,071,954

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (11.9%)

	Communication Services (1.5%)
12,500	T-Mobile Exchangeable Trust* 5.250%, 06/01/23	15,067,250

	Consumer Discretionary (1.1%)
82,155	Aptiv, PLC~ 5.500%, 06/15/23	10,350,708

	Financials (2.1%)
10,300	Bank of America Corp.~‡‡ 7.250%	12,815,260
107,870	KKR & Company, Inc. 6.000%, 09/15/23	7,287,697

		20,102,957

	Health Care (2.0%)
89,600	Boston Scientific Corp.^ 5.500%, 06/01/23	10,226,048
6,775	Danaher Corp. 5.000%, 04/15/23	9,105,600

		19,331,648

	Utilities (5.2%)
104,840	AES Corp. 6.875%, 02/15/24	10,467,226
191,900	American Electric Power Company, Inc.^ 6.125%, 08/15/23	9,873,255
	NextEra Energy, Inc.
353,990	6.219%, 09/01/23	16,952,581
187,200	6.926%, 09/01/25	8,976,240
86,590	5.279%, 03/01/23	4,328,634

		50,597,936

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $111,760,302)	115,450,499

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTION (0.1%) #

	Consumer Discretionary (0.1%)
37	Booking Holdings, Inc.
9,006,170	Call, 06/16/23, Strike $2,350.00 (Cost $917,122)	$966,440

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.6%)
36,919,992	JPMorgan Prime Money Market Fund - Capital Class, 4.49%***†	36,919,992
37,034,088	State Street Navigator Securities Lending Government Money Market Portfolio, 4.290%†	37,034,088

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $73,954,080)	73,954,080

TOTAL INVESTMENTS (104.5%) (Cost $984,442,076)		1,013,442,973

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.6%)		(73,954,080)

OTHER ASSETS, LESS LIABILITIES (3.2%)		30,733,915

NET ASSETS (100.0%)		$970,222,808

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	04/18/23	665,000	$500,101	$ (1,197)
State Street Bank and Trust	Canadian Dollar	04/18/23	5,979,000	4,496,395	(38,976)

					$ (40,173)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for #NOVALUE. The aggregate value of such securities is $0.
‡‡	Perpetual maturity.
***	The rate disclosed is the 7 day net yield as of January 31, 2023.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2023.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (87.4%)

		Communication Services (11.0%)
1,100,000	EUR	America Movil, BV 0.000%, 03/02/24	$1,249,416
863,000		Bharti Airtel, Ltd.* 1.500%, 02/17/25	1,111,907
600,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	857,494
50,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	405,558
		iQIYI, Inc.
1,205,000		4.000%, 12/15/26	1,054,375
760,000		2.000%, 04/01/25	745,742
710,000		Liberty Media Corp. 1.375%, 10/15/23	929,546
		Sea, Ltd.^
3,546,000		0.250%, 09/15/26	2,759,639
1,377,000		2.375%, 12/01/25	1,465,624
		Snap, Inc.
1,400,000		0.000%, 05/01/27	1,034,096
1,181,000		0.750%, 08/01/26	1,097,905
1,000,000		Xiaomi Best Time International, Ltd. 0.000%, 12/17/27	854,830
808,000		Zillow Group, Inc. 1.375%, 09/01/26	962,546

			14,528,678

		Consumer Discretionary (18.8%)
607,000		Booking Holdings, Inc. 0.750%, 05/01/25	866,741
900,000	EUR	Delivery Hero, SE 0.250%, 01/23/24	929,034
2,719,000		DraftKings Holdings, Inc. 03/15/28	1,864,799
772,000		Etsy, Inc. 0.125%, 10/01/26	1,328,805
1,329,000		Farfetch, Ltd. 3.750%, 05/01/27	1,171,394
2,000,000	AUD	Flight Centre Travel Group, Ltd. 1.625%, 11/01/28	1,161,546
1,100,000	EUR	Global Fashion Group, SA 1.250%, 03/15/28	929,175
600,000	EUR	HelloFresh, SE 0.750%, 05/13/25	579,821
1,330,000		Lucid Group, Inc.* 1.250%, 12/15/26	858,382
1,458,000		MakeMyTrip, Ltd. 0.000%, 02/15/28	1,499,451
703,000		Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	759,704
2,300,000		Meituan 0.000%, 04/27/28	1,994,629
		Ocado Group, PLC
900,000	GBP	0.750%, 01/18/27	748,324
800,000	GBP	0.875%, 12/09/25	771,350
1,197,000		Pinduoduo, Inc. 0.000%, 12/01/25	1,158,205
889,000		Royal Caribbean Cruises, Ltd.* 6.000%, 08/15/25	1,361,628
1,000,000	EUR	Shop Apotheke Europe, NV 0.000%, 01/21/28	847,118

PRINCIPAL AMOUNT			VALUE
980,000		Stride, Inc. 1.125%, 09/01/27	$1,020,631
91,000		Tesla, Inc. 2.000%, 05/15/24	761,241
2,043,000		Vroom, Inc. 0.750%, 07/01/26	718,564
		Wayfair, Inc.
1,486,000		3.250%, 09/15/27*	1,784,671
977,000		1.000%, 08/15/26	748,079
1,000,000	EUR	Zalando, SE 0.050%, 08/06/25	986,350

			24,849,642

		Energy (2.5%)
1,341,000		Northern Oil And Gas, Inc.* 3.625%, 04/15/29	1,532,454
747,000		Pioneer Natural Resources Company 0.250%, 05/15/25	1,761,105

			3,293,559

		Financials (5.0%)
1,312,000		Coinbase Global, Inc. 0.500%, 06/01/26	895,046
2,700,000	EUR	Corestate Capital Holding, SA 1.375%, 04/15/23	414,318
1,000,000	GBP	Cornwall Jersey, Ltd. 0.750%, 04/16/26	802,302
600,000	EUR	JPMorgan Chase Bank NA 0.000%, 02/18/24	682,804
900,000	EUR	JPMorgan Chase Financial Company, LLC§ 01/14/25	1,001,086
1,299,000		Morgan Stanley Finance, LLC 1.000%, 11/23/27	1,372,069
1,300,000	EUR	Oliver Capital Sarl 0.000%, 12/29/23	1,521,088

			6,688,713

		Health Care (13.6%)
761,000		Alnylam Pharmaceuticals, Inc.* 1.000%, 09/15/27	814,118
725,000		BioMarin Pharmaceutical, Inc.^ 0.599%, 08/01/24	801,045
650,000		Coherus Biosciences, Inc. 1.500%, 04/15/26	462,475
841,000		CONMED Corp.* 2.250%, 06/15/27	799,757
1,140,000		Dexcom, Inc.^ 0.250%, 11/15/25	1,201,845
		Halozyme Therapeutics, Inc.
785,000		1.000%, 08/15/28*	876,892
622,000		0.250%, 03/01/27	587,168
502,000		Innoviva, Inc. 2.500%, 08/15/25	502,151
732,000		Insmed, Inc. 0.750%, 06/01/28	651,451
788,000		Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	770,238
753,000		Ionis Pharmaceuticals, Inc. 0.000%, 04/01/26	724,522
1,295,000		Jazz Investments I, Ltd. 2.000%, 06/15/26	1,527,388

See accompanying Notes to Schedule of Investments

1

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
415,000		Lantheus Holdings, Inc.* 2.625%, 12/15/27	$445,386
200,000,000	JPY	Menicon Company, Ltd. 0.000%, 01/29/25	1,610,479
941,000		NeoGenomics, Inc. 0.250%, 01/15/28	629,407
1,411,000		Oak Street Health, Inc. 03/15/26	1,214,829
600,000		Omnicell, Inc. 0.250%, 09/15/25	548,430
620,000		Pacira BioSciences, Inc. 0.750%, 08/01/25	570,090
759,000		Sarepta Therapeutics, Inc.* 1.250%, 09/15/27	865,685
130,000,000	JPY	Ship Healthcare Holdings, Inc. 12/13/23	1,045,962
630,000		Tabula Rasa HealthCare, Inc. 1.750%, 02/15/26	507,604
910,000		Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	831,412

			17,988,334

		Industrials (3.3%)
600,000	EUR	Duerr, AG 0.750%, 01/15/26	766,930
981,000		John Bean Technologies Corp. 0.250%, 05/15/26	908,887
652,000		Middleby Corp. 1.000%, 09/01/25	852,281
573,000		Southwest Airlines Company 1.250%, 05/01/25	692,264
1,674,000		Sunrun, Inc. 0.000%, 02/01/26	1,192,457

			4,412,819

		Information Technology (29.7%)
888,000		Affirm Holdings, Inc. 0.000%, 11/15/26	563,338
610,000		Akamai Technologies, Inc. 0.125%, 05/01/25	656,098
		Bill.com Holdings, Inc.
691,000		0.000%, 04/01/27^	559,565
625,000		0.000%, 12/01/25	656,450
873,000		Block, Inc. 0.125%, 03/01/25	892,232
920,000		Confluent, Inc. 01/15/27	718,787
973,000		CyberArk Software, Ltd. 11/15/24	1,072,363
496,000		Datadog, Inc. 0.125%, 06/15/25	544,181
2,203,000		DigitalOcean Holdings, Inc. 0.000%, 12/01/26	1,704,858
1,374,000		Dropbox, Inc. 0.000%, 03/01/28	1,247,990
1,777,000	CAD	Dye & Durham, Ltd.* 3.750%, 03/01/26	1,063,422
2,744,000		Fastly, Inc. 0.000%, 03/15/26	2,138,866
1,676,000		Five9, Inc. 0.500%, 06/01/25	1,587,591
1,163,000		LivePerson, Inc. 0.000%, 12/15/26	867,365
1,161,000		Lumentum Holdings, Inc. 0.500%, 12/15/26	1,060,875
1,967,000		Microchip Technology, Inc.^ 0.125%, 11/15/24	2,184,708
2,264,000		MicroStrategy, Inc. 0.000%, 02/15/27	1,016,604

PRINCIPAL AMOUNT			VALUE
2,783,000		NCL Corp. Ltd. 1.125%, 02/15/27	$2,131,110
		Nexi S.p.A
1,500,000	EUR	0.000%, 02/24/28	1,216,326
1,400,000	EUR	1.750%, 04/24/27	1,328,365
569,000		Nice, Ltd.^ 0.000%, 09/15/25	544,988
2,023,000		Okta, Inc. 0.125%, 09/01/25	1,789,586
1,506,000		ON Semiconductor Corp. 0.000%, 05/01/27	2,259,000
770,000		Palo Alto Networks, Inc. 0.375%, 06/01/25	1,264,586
729,000		Pegasystems, Inc. 0.750%, 03/01/25	637,693
190,000,000	JPY	SCREEN Holdings Company, Ltd. 0.000%, 06/11/25	1,557,631
929,000		Shift4 Payments, Inc. 0.000%, 12/15/25	994,745
492,000		Silicon Laboratories, Inc. 0.625%, 06/15/25	677,081
708,200	EUR	SOITEC 0.000%, 10/01/25	1,398,159
1,080,000		Splunk, Inc. 1.125%, 09/15/25	1,066,144
796,000		Tyler Technologies, Inc. 0.250%, 03/15/26	756,694
992,000		Unity Software, Inc. 0.000%, 11/15/26	766,935
596,000		Workiva, Inc. 1.125%, 08/15/26	752,623
1,335,000		Xero Investments, Ltd. 0.000%, 12/02/25	1,105,500
490,000		Zscaler, Inc. 0.125%, 07/01/25	536,182

			39,318,641

		Materials (1.4%)
1,448,000		Amyris, Inc. 1.500%, 11/15/26	457,568
1,675,000		Lithium Americas Corp. 1.750%, 01/15/27	1,462,560

			1,920,128

		Real Estate (2.1%)
400,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	552,042
2,135,000		Redfin Corp. 0.000%, 10/15/25	1,405,129
1,000,000		Vingroup, JSC 3.000%, 04/20/26	780,910

			2,738,081

		TOTAL CONVERTIBLE BONDS (Cost $132,180,225)	115,738,595

U.S. GOVERNMENT AND AGENCY SECURITY (0.7%)

		Other (0.7%)
1,016,000		United States Treasury Note 2.250%, 03/31/24 (Cost $1,013,096)	988,239

See accompanying Notes to Schedule of Investments

2

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (8.2%)

		Communication Services (0.5%)
485		T-Mobile Exchangeable Trust* 5.250%, 06/01/23	$584,610

		Financials (3.8%)
1,687		Bank of America Corp.‡‡ 7.250%	2,098,965
14,328		KKR & Company, Inc. 6.000%, 09/15/23	968,000
1,580		Wells Fargo & Company‡‡ 7.500%	1,987,624

			5,054,589

		Health Care (0.7%)
674		Danaher Corp. 5.000%, 04/15/23	905,856

		Utilities (3.2%)
16,963		AES Corp. 6.875%, 02/15/24	1,693,586
12,820		American Electric Power Company, Inc.^ 6.125%, 08/15/23	659,589
		NextEra Energy, Inc.
24,300		6.219%, 09/01/23	1,163,726
15,361		6.926%, 09/01/25	736,560

			4,253,461

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,776,831)	10,798,516

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTION (0.1%)

		Industrials (0.1%)
218	EUR	Schneider Electric, SE
3,252,815		Call, 06/16/23, Strike 150.00 (Cost $184,159)	194,339

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.3%)
4,393,941		State Street Navigator Securities Lending Government Money Market Portfolio, 4.290%†	4,393,941

TOTAL INVESTMENTS (99.7%) (Cost $148,548,252)			132,113,630

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.3%)			(4,393,941)

OTHER ASSETS, LESS LIABILITIES (3.6%)	4,711,068

NET ASSETS (100.0%)	$132,430,757

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡‡	Perpetual maturity.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2023.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2023

	Value	% of Total Investments
US Dollar	$107,493,191	81.4%
European Monetary Unit	15,453,865	11.7%
Japanese Yen	4,619,630	3.5%
British Pound Sterling	2,321,976	1.7%
Australian Dollar	1,161,546	0.9%
Canadian Dollar	1,063,422	0.8%

Total Investments	$132,113,630	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.4%)

	Communication Services (1.8%)
171,150	Perion Network, Ltd.#	$5,733,525

	Consumer Discretionary (14.3%)
180,502	Arhaus, Inc.#	2,554,103
41,804	Boot Barn Holdings, Inc.#	3,490,216
51,593	Crocs, Inc.#	6,282,480
139,848	First Watch Restaurant Group, Inc.#	2,265,538
10,675	Fox Factory Holding Corp.#	1,260,611
154,598	Genius Sports, Ltd.#	848,743
30,745	Grand Canyon Education, Inc.#	3,583,637
55,021	Light & Wonder, Inc.#	3,590,120
173,143	On Holding, AG - Class A#	4,016,917
41,560	Portillo’s, Inc. - Class A#	937,594
221,981	PowerSchool Holdings, Inc. - Class A#	4,999,012
110,732	Sportradar Holding, AG - Class A#	1,389,687
24,079	Wingstop, Inc.	3,815,799
210,996	Xponential Fitness, Inc. - Class A#	5,798,170

		44,832,627

	Consumer Staples (9.9%)
133,794	Celsius Holdings, Inc.#	13,422,214
75,570	Chefs’ Warehouse, Inc.#	2,889,041
158,919	elf Beauty, Inc.#	9,145,788
19,588	Freshpet, Inc.#	1,240,508
13,062	MGP Ingredients, Inc.	1,274,068
393,129	SunOpta, Inc.#	3,211,864

		31,183,483

	Energy (6.8%)
34,983	Chord Energy Corp.	5,014,113
109,546	Liberty Energy, Inc.	1,734,113
133,875	Matador Resources Company	8,857,170
106,723	NexTier Oilfield Solutions, Inc.#	1,005,331
82,984	Weatherford International, PLC#	4,720,130

		21,330,857

	Financials (1.4%)
13,298	Kinsale Capital Group, Inc.	3,702,695
36,062	Skyward Specialty Insurance Group, Inc.#	667,508

		4,370,203

	Health Care (22.1%)
528,408	Alphatec Holdings, Inc.#	6,879,872
36,713	Apellis Pharmaceuticals, Inc.#	1,935,876
84,745	Axonics, Inc.#	5,203,343
35,812	Collegium Pharmaceutical, Inc.#	1,005,601
42,580	Halozyme Therapeutics, Inc.#	2,204,367
24,215	Inmode, Ltd.#	848,736
25,745	Inspire Medical Systems, Inc.#	6,515,030
75,229	iRadimed Corp.	2,813,565
6,836	Karuna Therapeutics, Inc.#	1,363,030
29,251	Krystal Biotech, Inc.#	2,431,343
37,335	Ligand Pharmaceuticals, Inc.#	2,602,249
274,276	Paragon 28, Inc.#	4,621,551
20,882	Penumbra, Inc.#	5,229,062
71,337	Phreesia, Inc.#	2,674,424
48,362	Revance Therapeutics, Inc.#	1,677,194
49,926	Silk Road Medical, Inc.#	2,713,977

NUMBER OF SHARES		VALUE
114,594	Syndax Pharmaceuticals, Inc.#	$3,288,848
61,387	Tela Bio, Inc.#	710,861
71,250	TransMedics Group, Inc.#	4,490,175
365,978	Treace Medical Concepts, Inc.#	8,450,432
16,223	UFP Technologies, Inc.#	1,845,042

		69,504,578

	Industrials (14.4%)
42,138	Applied Industrial Technologies, Inc.	6,034,583
76,182	Array Technologies, Inc.#	1,693,526
35,982	Axon Enterprise, Inc.#	7,032,322
93,561	CBIZ, Inc.#	4,452,568
173,591	CECO Environmental Corp.#	2,497,974
5,775	Curtiss-Wright Corp.	957,495
237,830	Leonardo DRS, Inc.#	3,175,030
29,425	Montrose Environmental Group, Inc.#	1,593,658
35,982	NV5 Global, Inc.#	4,796,041
33,500	Shyft Group, Inc.	1,115,215
82,620	Symbotic, Inc.#	1,293,003
308,162	Tecnoglass, Inc.	10,551,467

		45,192,882

	Information Technology (28.7%)
13,102	Advanced Energy Industries, Inc.	1,215,079
67,679	Aehr Test Systems#	2,366,058
17,055	Agilysys, Inc.#	1,425,116
66,227	Allegro MicroSystems, Inc.#	2,527,885
14,454	Axcelis Technologies, Inc.#	1,589,217
170,836	Bel Fuse, Inc. - Class B	6,737,772
111,502	Box, Inc. - Class A#	3,566,949
28,914	Calix, Inc.#	1,522,033
100,329	Digi International, Inc.#	3,410,183
39,920	Diodes, Inc.#	3,560,465
22,889	ExlService Holdings, Inc.#	3,904,863
298,124	Extreme Networks, Inc.#	5,375,176
484,388	Harmonic, Inc.#	6,379,390
93,134	IBEX Holdings, Ltd.#	2,485,746
22,441	Impinj, Inc.#	2,912,393
241,333	indie Semiconductor, Inc.#	1,923,424
42,707	Intapp, Inc.#	1,237,649
277,825	International Money Express, Inc.#	6,323,297
12,792	Lattice Semiconductor Corp.#	969,506
222,784	Napco Security Technologies, Inc.#	6,454,052
48,974	Privia Health Group, Inc.#	1,324,257
105,464	Richardson Electronics Ltd.	2,357,120
142,637	ShotSpotter, Inc.#	5,498,656
9,242	SiTime Corp.#	1,064,956
82,098	Smartsheet, Inc. - Class A#	3,547,455
25,779	Sprout Social, Inc. - Class A#	1,649,083
19,181	SPS Commerce, Inc.#	2,610,150
34,270	Workiva, Inc.#	2,965,383
344,795	Zeta Global Holdings Corp. - Class A#	3,130,739

		90,034,052

	TOTAL COMMON STOCKS (Cost $262,931,134)	312,182,207

See accompanying Notes to Schedule of Investments

1

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

TOTAL INVESTMENTS (99.4%) (Cost $262,931,134)	$312,182,207

OTHER ASSETS, LESS LIABILITIES (0.6%)	1,817,321

NET ASSETS (100.0%)	$313,999,528

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

2

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.7%)

	Communication Services (2.2%)
8,981	Perion Network, Ltd.#	$300,864
955	World Wrestling Entertainment, Inc. - Class A	80,812

		381,676

	Consumer Discretionary (21.4%)
8,006	Arhaus, Inc.#	113,285
1,841	Boot Barn Holdings, Inc.#	153,705
353	Churchill Downs, Inc.	87,579
2,587	Crocs, Inc.#	315,019
1,324	Deckers Outdoor Corp.#	565,984
2,757	Etsy, Inc.#	379,308
5,332	First Watch Restaurant Group, Inc.#	86,378
1,734	Five Below, Inc.#	341,823
992	Floor & Decor Holdings, Inc. - Class A#	90,044
369	Fox Factory Holding Corp.	43,575
6,828	Genius Sports, Ltd.#	37,486
2,139	Grand Canyon Education, Inc.#	249,322
3,020	Light & Wonder, Inc.#	197,055
7,956	On Holding, AG - Class A#	184,579
1,231	Planet Fitness, Inc. - Class A#	104,204
1,826	Portillo’s, Inc. - Class A#	41,195
10,706	PowerSchool Holdings, Inc. - Class A#	241,099
4,050	Sportradar Holding, AG - Class A#	50,828
1,107	Wingstop, Inc.	175,426
9,187	Xponential Fitness, Inc. - Class A#	252,459

		3,710,353

	Consumer Staples (9.1%)
7,019	Celsius Holdings, Inc.#	704,146
3,234	Chefs’ Warehouse, Inc.#	123,636
8,043	elf Beauty, Inc.#	462,874
1,349	Freshpet, Inc.#	85,432
542	MGP Ingredients, Inc.	52,867
18,518	SunOpta, Inc.#	151,292

		1,580,247

	Energy (6.6%)
1,755	Chord Energy Corp.	251,544
523	Diamondback Energy, Inc.	76,421
5,995	Liberty Energy, Inc.	94,901
6,715	Matador Resources Company	444,264
4,895	NexTier Oilfield Solutions, Inc.#	46,111
4,061	Weatherford International, PLC#	230,990

		1,144,231

	Financials (1.7%)
207	FactSet Research Systems, Inc.	87,549
614	Kinsale Capital Group, Inc.	170,962
1,973	Skyward Specialty Insurance Group, Inc.	36,520

		295,031

	Health Care (19.1%)
1,523	Apellis Pharmaceuticals, Inc.#	80,308
4,262	Axonics, Inc.#	261,687
1,962	Collegium Pharmaceutical, Inc.#	55,093

NUMBER OF SHARES		VALUE
1,390	Halozyme Therapeutics, Inc.#	$71,960
1,335	Inmode, Ltd.#	46,792
1,251	Inspire Medical Systems, Inc.#	316,578
1,293	Ionis Pharmaceuticals, Inc.#	51,552
251	Karuna Therapeutics, Inc.#	50,047
1,413	Krystal Biotech, Inc.#	117,448
2,061	Ligand Pharmaceuticals, Inc.#	143,652
2,554	Neurocrine Biosciences, Inc.#	283,315
8,902	Paragon 28, Inc.#	149,999
1,466	Penumbra, Inc.#	367,101
3,411	Phreesia, Inc.#	127,878
1,779	Revance Therapeutics, Inc.#	61,696
2,624	Sarepta Therapeutics, Inc.#	327,921
2,056	Silk Road Medical, Inc.#	111,764
6,048	Syndax Pharmaceuticals, Inc.#	173,577
3,003	TransMedics Group, Inc.#	189,249
8,007	Treace Medical Concepts, Inc.#	184,882
533	United Therapeutics Corp.#	140,270

		3,312,769

	Industrials (20.8%)
1,991	Applied Industrial Technologies, Inc.	285,131
3,373	Array Technologies, Inc.#	74,982
4,259	Axon Enterprise, Inc.#	832,379
4,819	CBIZ, Inc.#	229,336
5,969	CECO Environmental Corp.#	85,894
669	Clean Harbors, Inc.#	87,171
320	Curtiss-Wright Corp.	53,056
13,106	Leonardo DRS, Inc.#	174,965
1,455	Montrose Environmental Group, Inc.#	78,803
1,872	NV5 Global, Inc.#	249,519
2,007	Quanta Services, Inc.	305,445
1,850	Shyft Group, Inc.	61,586
4,569	Symbotic, Inc.#	71,505
15,254	Tecnoglass, Inc.	522,297
1,140	Tetra Tech, Inc.	177,293
1,007	Valmont Industries, Inc.	332,038

		3,621,400

	Information Technology (18.8%)
474	Advanced Energy Industries, Inc.	43,959
536	Agilysys, Inc.#	44,788
3,224	Allegro MicroSystems, Inc.#	123,060
596	Axcelis Technologies, Inc.#	65,530
5,369	Box, Inc. - Class A#	171,754
1,130	Calix, Inc.#	59,483
2,000	Diodes, Inc.#	178,380
962	ExlService Holdings, Inc.#	164,117
16,106	Extreme Networks, Inc.#	290,391
24,963	Harmonic, Inc.#	328,763
197	HubSpot, Inc.#	68,361
825	Impinj, Inc.#	107,069
9,160	indie Semiconductor, Inc.- Class A#	73,005
1,175	Lattice Semiconductor Corp.#	89,053
578	Monolithic Power Systems, Inc.	246,552
4,894	Napco Security Technologies, Inc.#	141,779
713	Paylocity Holding Corp.#	148,511
1,926	Privia Health Group, Inc.#	52,079
424	SiTime Corp.#	48,858
5,763	Smartsheet, Inc. - Class A#	249,019
1,041	Sprout Social, Inc. - Class A#	66,593

See accompanying Notes to Schedule of Investments

1

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
789	SPS Commerce, Inc.#	$107,367
5,491	Toast, Inc. - Class A#	122,504
1,609	Workiva, Inc.#	139,227
14,513	Zeta Global Holdings Corp. - Class A#	131,778

		3,261,980

	TOTAL COMMON STOCKS (Cost $14,732,050)	17,307,687

TOTAL INVESTMENTS (99.7%) (Cost $14,732,050)		17,307,687

OTHER ASSETS, LESS LIABILITIES (0.3%)		56,903

NET ASSETS (100.0%)		$17,364,590

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (95.9%)

	Communication Services (9.0%)
799,780	Alphabet, Inc. - Class A#~	$79,050,255
6,570	Match Group, Inc.#	355,568
58,800	Meta Platforms, Inc. - Class A#	8,759,436
13,851	Netflix, Inc.#	4,901,315
48,791	Perion Network, Ltd.#	1,634,499
67,030	T-Mobile US, Inc.#	10,008,249
5,191	World Wrestling Entertainment, Inc. - Class A	439,263

		105,148,585

	Consumer Discretionary (15.8%)
634,340	Amazon.com, Inc.#	65,419,484
43,509	Arhaus, Inc.#^	615,652
10,004	Boot Barn Holdings, Inc.#	835,234
5,418	Chipotle Mexican Grill, Inc.#	8,920,087
1,920	Churchill Downs, Inc.	476,352
14,061	Crocs, Inc.#^	1,712,208
7,197	Deckers Outdoor Corp.#	3,076,574
68,650	Dollar Tree, Inc.#	10,309,857
14,985	Etsy, Inc.#	2,061,636
28,978	First Watch Restaurant Group, Inc.#^	469,444
9,422	Five Below, Inc.#^	1,857,359
5,388	Floor & Decor Holdings, Inc. - Class A#^	489,069
2,007	Fox Factory Holding Corp.	237,007
37,096	Genius Sports, Ltd.#^	203,657
11,624	Grand Canyon Education, Inc.#	1,354,894
115,850	Las Vegas Sands Corp.#	6,835,150
16,414	Light & Wonder, Inc.#^	1,071,014
62,557	Lowe’s Companies, Inc.	13,027,495
33,200	Lululemon Athletica, Inc.#	10,188,416
139,000	NIKE, Inc. - Class B	17,698,870
43,236	On Holding, AG - Class A#^	1,003,075
6,688	Planet Fitness, Inc. - Class A#	566,139
9,922	Portillo’s, Inc. - Class A#	223,840
58,189	PowerSchool Holdings, Inc. - Class A#^	1,310,416
22,015	Sportradar Holding, AG - Class A#^	276,288
111,500	Tesla, Inc.#	19,314,030
23,470	Ulta Beauty, Inc.#	12,062,641
6,015	Wingstop, Inc.^	953,197
49,934	Xponential Fitness, Inc. - Class A#^	1,372,186

		183,941,271

	Consumer Staples (3.3%)
38,147	Celsius Holdings, Inc.#^	3,826,907
17,580	Chefs’ Warehouse, Inc.#^	672,083
20,300	Constellation Brands, Inc. - Class A	4,699,856
43,713	elf Beauty, Inc.#	2,515,683
24,005	Estee Lauder Companies, Inc. - Class A	6,651,306
7,333	Freshpet, Inc.#^	464,399
2,945	MGP Ingredients, Inc.^	287,255
100,600	SunOpta, Inc.#^	821,902
67,700	Sysco Corp.	5,244,042

NUMBER OF SHARES		VALUE
88,386	Walmart, Inc.	$12,716,094

		37,899,527

	Energy (1.9%)
35,000	Chevron Corp.	6,090,700
9,537	Chord Energy Corp.	1,366,938
2,844	Diamondback Energy, Inc.	415,565
38,333	Hess Corp.	5,756,083
32,569	Liberty Energy, Inc.	515,567
36,480	Matador Resources Company^	2,413,517
26,590	NexTier Oilfield Solutions, Inc.#	250,478
16,319	Pioneer Natural Resources Company	3,759,082
22,070	Weatherford International, PLC#	1,255,342

		21,823,272

	Financials (4.9%)
66,950	American Express Company~	11,711,563
57,600	Blackstone, Inc.	5,527,296
75,800	Charles Schwab Corp.	5,868,436
1,127	FactSet Research Systems, Inc.	476,653
21,470	Goldman Sachs Group, Inc.	7,853,941
343,960	Huntington Bancshares, Inc.	5,217,873
3,336	Kinsale Capital Group, Inc.	928,876
80,400	Marsh & McLennan Companies, Inc.	14,062,764
10,723	Skyward Specialty Insurance Group, Inc.	198,483
117,130	Wells Fargo & Company~	5,489,883

		57,335,768

	Health Care (13.7%)
8,276	Apellis Pharmaceuticals, Inc.#^	436,394
23,166	Axonics, Inc.#	1,422,392
304,500	Boston Scientific Corp.#	14,083,125
141,537	Bristol-Myers Squibb Company	10,282,663
10,666	Collegium Pharmaceutical, Inc.#^	299,501
31,650	Danaher Corp.~	8,367,627
133,500	Dexcom, Inc.#	14,296,515
65,000	Eli Lilly & Company	22,369,750
7,557	Halozyme Therapeutics, Inc.#^	391,226
18,700	Humana, Inc.	9,568,790
7,257	Inmode, Ltd.#^	254,358
6,800	Inspire Medical Systems, Inc.#	1,720,808
7,026	Ionis Pharmaceuticals, Inc.#	280,127
44,478	IQVIA Holdings, Inc.#	10,203,698
40,173	Jazz Pharmaceuticals, PLC#	6,293,502
1,362	Karuna Therapeutics, Inc.#	271,569
7,677	Krystal Biotech, Inc.#	638,112
11,198	Ligand Pharmaceuticals, Inc.#	780,501
13,879	Neurocrine Biosciences, Inc.#	1,539,597
48,361	Paragon 28, Inc.#^	814,883
7,966	Penumbra, Inc.#^	1,994,766
18,540	Phreesia, Inc.#^	695,065
9,668	Revance Therapeutics, Inc.#^	335,286
14,263	Sarepta Therapeutics, Inc.#	1,782,447
11,177	Silk Road Medical, Inc.#^	607,582
32,854	Syndax Pharmaceuticals, Inc.#^	942,910
27,200	Thermo Fisher Scientific, Inc.	15,512,976
16,321	TransMedics Group, Inc.#^	1,028,549
43,518	Treace Medical Concepts, Inc.#^	1,004,831
2,895	United Therapeutics Corp.#	761,877
49,000	UnitedHealth Group, Inc.	24,460,310

See accompanying Notes to Schedule of Investments

1

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
33,800	Zoetis, Inc.	$5,593,562

		159,035,299

	Industrials (7.8%)
321,155	Air Lease Corp. - Class A~	14,442,340
10,819	Applied Industrial Technologies, Inc.	1,549,389
18,333	Array Technologies, Inc.#^	407,543
23,150	Axon Enterprise, Inc.#	4,524,436
26,192	CBIZ, Inc.#	1,246,477
32,437	CECO Environmental Corp.#	466,768
3,638	Clean Harbors, Inc.#	474,031
359,200	CSX Corp.~	11,106,464
1,739	Curtiss-Wright Corp.	288,326
31,966	Honeywell International, Inc.	6,664,272
23,400	L3Harris Technologies, Inc.	5,026,788
71,232	Leonardo DRS, Inc.#^	950,947
7,906	Montrose Environmental Group, Inc.#^	428,189
10,172	NV5 Global, Inc.#	1,355,826
10,909	Quanta Services, Inc.	1,660,241
94,000	Raytheon Technologies Corp.	9,385,900
10,050	Shyft Group, Inc.	334,565
24,828	Symbotic, Inc.#	388,558
82,909	Tecnoglass, Inc.	2,838,804
6,194	Tetra Tech, Inc.	963,291
514,400	Uber Technologies, Inc.#~	15,910,392
43,300	Union Pacific Corp.	8,841,427
5,472	Valmont Industries, Inc.	1,804,283

		91,059,257

	Information Technology (35.9%)
2,575	Advanced Energy Industries, Inc.	238,806
102,300	Advanced Micro Devices, Inc.#	7,687,845
2,912	Agilysys, Inc.#	243,327
17,523	Allegro MicroSystems, Inc.#	668,853
6,360	Amdocs, Ltd.	584,675
35,280	Analog Devices, Inc.	6,049,462
690,490	Apple, Inc.	99,630,802
24,915	ASML Holding, NV^	16,464,829
3,238	Axcelis Technologies, Inc.#	356,018
2,530	Bill.com Holdings, Inc.#	292,519
29,170	Box, Inc. - Class A#	933,148
28,315	Broadcom, Inc.	16,564,558
6,139	Calix, Inc.#	323,157
6,300	Ciena Corp.#	327,726
3,845	Datadog, Inc. - Class A#	287,644
10,873	Diodes, Inc.#	969,763
15,570	DoubleVerify Holdings, Inc.#	423,348
5,230	ExlService Holdings, Inc.#	892,238
87,529	Extreme Networks, Inc.#	1,578,148
26,500	Flex, Ltd.#	618,775
135,677	Harmonic, Inc.#^	1,786,866
1,068	HubSpot, Inc.#	370,607
4,481	Impinj, Inc.#^	581,544
49,785	indie Semiconductor, Inc.- Class A#	396,786
47,940	Intuit, Inc.	20,262,800
6,389	Lattice Semiconductor Corp.#	484,222
134,778	Marvell Technology, Inc.	5,815,671
25,825	Mastercard, Inc. - Class A	9,570,745
415,190	Microsoft Corp.~	102,888,234
3,144	Monolithic Power Systems, Inc.	1,341,105
26,602	Napco Security Technologies, Inc.#	770,660
158,920	NVIDIA Corp.~	31,048,200

NUMBER OF SHARES		VALUE
223,760	Oracle Corp.	$19,793,810
40,545	Paycom Software, Inc.#	13,134,147
3,873	Paylocity Holding Corp.#	806,707
58,000	PayPal Holdings, Inc.#	4,726,420
10,470	Privia Health Group, Inc.#	283,109
4,550	PTC, Inc.#	613,704
2,306	SiTime Corp.#^	265,720
31,322	Smartsheet, Inc. - Class A#	1,353,424
38,600	Snowflake, Inc. - Class A#	6,038,584
5,660	Sprout Social, Inc. - Class A#^	362,070
4,290	SPS Commerce, Inc.#	583,783
29,846	Toast, Inc. -Class A#^	665,864
5,440	Trade Desk, Inc. - Class A#	275,808
158,340	Visa, Inc. - Class A^	36,451,451
8,747	Workiva, Inc.#^	756,878
78,881	Zeta Global Holdings Corp. - Class A#^	716,239
2,375	Zscaler, Inc.#	294,880

		417,575,679

	Materials (3.6%)
55,148	Celanese Corp.	6,794,234
51,000	Linde, PLC	16,877,940
39,195	ServiceNow, Inc.#	17,838,820

		41,510,994

	TOTAL COMMON STOCKS (Cost $825,738,637)	1,115,329,652

EXCHANGE-TRADED FUND (0.3%)

	Other (0.3%)
14,295	Invesco QQQ Trust Series 1^ (Cost $4,018,687)	4,211,593

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.1%) #

	Health Care (0.0%)
135	Humana, Inc.
6,907,950	Put, 02/17/23, Strike $480.00	50,625

	Other (0.1%)
1,435	SPDR S&P 500 ETF Trust
58,329,880	Put, 02/03/23, Strike $405.00	546,735

	TOTAL PURCHASED OPTIONS (Cost $762,904)	597,360

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.9%)
4,404,152	JPMorgan Prime Money Market Fund - Capital Class, 4.490%***†	4,404,152

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
17,412,982	State Street Navigator Securities Lending Government Money Market Portfolio, 4.290%†	$17,412,982

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $21,817,134)	21,817,134

TOTAL INVESTMENTS (98.2%) (Cost $852,337,362)		1,141,955,739

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.9%)		(21,817,134)

OTHER ASSETS, LESS LIABILITIES (3.6%)		42,256,531

NET ASSETS (100.0%)		$1,162,395,136

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (0.0%) #

	Consumer Discretionary (0.0%)
160	Tesla, Inc.
2,771,520	Call, 02/03/23, Strike $195.00	(9,440)

	Health Care (0.0%)
135	Humana, Inc.
6,907,950	Put, 02/17/23, Strike $450.00	(14,175)

	Other (0.0%)
1,435	SPDR S&P 500 ETF Trust
58,329,880	Put, 02/03/23, Strike $395.00	(136,325)

	TOTAL WRITTEN OPTIONS (Premium $289,071)	(159,940)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options.
The aggregate value of such securities is $26,779,808.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2023.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2023.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys
15,000	Chicago Board Options Exchange VIX Futures	Mar 2023	$(307,209)	$13,280
24,000	Chicago Board Options Exchange VIX Futures	Feb 2023	(468,617)	48,504

				$61,784

See accompanying Notes to Schedule of Investments

4

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (13.9%)

		Communication Services (1.7%)
		Liberty Media Corp.
7,315,000		2.250%, 08/15/27*	$7,694,137
6,963,000		1.375%, 10/15/23	9,116,099
2,275,000		0.500%, 12/01/50*	2,387,931
13,805,000		Live Nation Entertainment, Inc.^ 2.000%, 02/15/25	14,266,915
2,500,000		Match Group Finance Co. 3, Inc.* 2.000%, 01/15/30	2,458,125
3,000,000		Match Group Financeco 2, Inc.* 0.875%, 06/15/26	2,887,350

			38,810,557

		Consumer Discretionary (2.0%)
4,760,000		DISH Network Corp. 3.375%, 08/15/26	3,111,469
18,610,000		Ford Motor Company 03/15/26	18,947,213
2,515,000		Liberty Broadband Corp.* 2.750%, 09/30/50	2,465,253
7,235,000		Marriott Vacations Worldwide Corp. 01/15/26	7,818,575
325,000		Tesla, Inc. 2.000%, 05/15/24	2,718,716
9,200,000		Vail Resorts, Inc.^ 01/01/26	8,757,480
21,000,000	HKD	Zhongsheng Group Holdings, Ltd. 05/21/25	3,183,230

			47,001,936

		Energy (0.4%)
1,490,000		EQT Corp. 1.750%, 05/01/26	3,352,321
5,425,000		Northern Oil And Gas, Inc.* 3.625%, 04/15/29	6,199,527

			9,551,848

		Financials (0.6%)
3,950,000		Ares Capital Corp. 4.625%, 03/01/24	4,159,508
9,225,000		Morgan Stanley Finance, LLC 1.000%, 11/23/27	9,743,906

			13,903,414

		Health Care (2.6%)
7,225,000		Alnylam Pharmaceuticals, Inc.* 1.000%, 09/15/27	7,729,305
13,570,000		Dexcom, Inc.^ 0.250%, 11/15/25	14,306,173
3,899,000		Envista Holdings Corp. 2.375%, 06/01/25	7,453,601
3,365,000		Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	3,289,153
12,670,000		Jazz Investments I, Ltd.^ 2.000%, 06/15/26	14,943,631
9,355,000		Pacira BioSciences, Inc. 0.750%, 08/01/25	8,601,923
4,400,000		Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	4,020,016

			60,343,802

PRINCIPAL AMOUNT		VALUE

	Industrials (1.8%)
3,950,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	$4,189,765
4,585,000	Axon Enterprise, Inc.* 0.500%, 12/15/27	4,949,645
1,300,000	Chart Industries, Inc. 1.000%, 11/15/24	2,962,843
14,230,000	John Bean Technologies Corp. 0.250%, 05/15/26	13,183,953
11,650,000	Middleby Corp. 1.000%, 09/01/25	15,228,647

		40,514,853

	Information Technology (3.9%)
3,400,000	Akamai Technologies, Inc.^ 0.375%, 09/01/27	3,384,054
3,860,000	Bill.com Holdings, Inc. 12/01/25	4,054,235
13,910,000	CyberArk Software, Ltd. 11/15/24	15,330,489
1,960,000	Datadog, Inc. 0.125%, 06/15/25	2,150,394
	Enphase Energy, Inc.
8,204,000	0.000%, 03/01/26	8,656,287
4,990,000	0.000%, 03/01/28^	5,382,513
11,597,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	12,880,556
2,235,000	Nova, Ltd. 10/15/25	2,945,574
10,185,000	ON Semiconductor Corp. 05/01/27	15,277,500
3,825,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	6,281,874
3,322,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	4,571,670
4,725,000	Tyler Technologies, Inc.^ 0.250%, 03/15/26	4,491,680
4,655,000	Wolfspeed, Inc.* 1.875%, 12/01/29	4,521,355

		89,928,181

	Materials (0.4%)

4,800,000	Glencore Funding, LLC 0.000%, 03/27/25	5,561,472
2,485,000	MP Materials Corp.* 0.250%, 04/01/26	2,487,634

		8,049,106

	Real Estate (0.5%)

2,600,000EUR	ANLLIAN Capital, Ltd. 02/05/25	3,588,272
8,975,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	8,149,390

		11,737,662

	TOTAL CONVERTIBLE BONDS (Cost $307,491,537)	319,841,359

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (5.6%)

	Communication Services (1.4%)

25,725	T-Mobile Exchangeable Trust* 5.250%, 06/01/23	31,008,401

See accompanying Notes to Schedule of Investments

1

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Consumer Discretionary (0.7%)
122,480	Aptiv, PLC 5.500%, 06/15/23	$15,431,255

	Financials (0.6%)
80,250	AMG Capital Trust II 5.150%, 10/15/37	4,245,867
154,380	KKR & Company, Inc. 6.000%, 09/15/23	10,429,913

		14,675,780

	Health Care (0.4%)
89,145	Boston Scientific Corp. 5.500%, 06/01/23	10,174,119

	Industrials (0.1%)
56,341	Chart Industries, Inc. 6.750%, 12/15/25	3,205,239

	Utilities (2.4%)
131,150	AES Corp. 6.875%, 02/15/24	13,094,016
481,075	American Electric Power Company, Inc.^ 6.125%, 08/15/23	24,751,309
80,675	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)^** 3.369%, 09/15/29	3,382,703
	NextEra Energy, Inc.
215,000	6.926%, 09/01/25	10,309,250
88,405	6.219%, 09/01/23	4,233,715

		55,770,993

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $120,558,608)	130,265,787

COMMON STOCKS (70.7%)

	Communication Services (5.6%)
756,405	Alphabet, Inc. - Class A#~	74,763,070
321,635	Comcast Corp. - Class A	12,656,337
119,745	Meta Platforms, Inc. - Class A#	17,838,413
27,710	Netflix, Inc.#	9,805,461
126,745	Walt Disney Company#	13,750,565

		128,813,846

	Consumer Discretionary (7.6%)
561,200	Amazon.com, Inc.#	57,876,556
3,710	Booking Holdings, Inc.#	9,030,511
50,445	Home Depot, Inc.	16,352,756
238,925	Las Vegas Sands Corp.#	14,096,575
33,625	Lowe’s Companies, Inc.	7,002,406
47,685	McDonald’s Corp.	12,750,969
100,640	NIKE, Inc. - Class B	12,814,491
91,035	Starbucks Corp.	9,935,560
115,475	Tesla, Inc.#	20,002,579
50,060	TJX Companies, Inc.	4,097,912
21,935	Ulta Beauty, Inc.#	11,273,713

		175,234,028

	Consumer Staples (6.3%)
408,935	Coca-Cola Company	25,075,894
23,370	Costco Wholesale Corp.	11,945,342

NUMBER OF SHARES		VALUE
33,785	Estee Lauder Companies, Inc. - Class A	$9,361,148
215,050	Mondelez International, Inc. - Class A	14,072,872
60,850	Monster Beverage Corp.#	6,333,268
98,075	PepsiCo, Inc.	16,772,786
155,005	Philip Morris International, Inc.	16,157,721
152,560	Procter & Gamble Company	21,721,493
140,095	Sysco Corp.	10,851,759
98,230	Walmart, Inc.	14,132,350

		146,424,633

	Energy (4.5%)
110,650	Chevron Corp.	19,255,313
97,640	ConocoPhillips	11,899,387
258,910	Exxon Mobil Corp.	30,036,149
60,150	Hess Corp.	9,032,124
111,565	Marathon Petroleum Corp.~	14,338,334
25,285	Pioneer Natural Resources Company	5,824,399
244,690	Schlumberger, Ltd.	13,942,436

		104,328,142

	Financials (8.1%)
39,170	American Express Company	6,852,008
99,710	American International Group, Inc.	6,303,666
43,888	Assurant, Inc.	5,819,110
541,560	Bank of America Corp.	19,214,549
9,110	BlackRock, Inc.	6,916,403
185,505	Charles Schwab Corp.	14,361,797
76,160	Chubb, Ltd.	17,325,639
58,455	Citigroup, Inc.	3,052,520
84,145	Discover Financial Services	9,822,246
21,995	Goldman Sachs Group, Inc.	8,045,991
363,495	Huntington Bancshares, Inc.	5,514,219
173,430	JPMorgan Chase & Company	24,273,263
259,175	KeyCorp	4,973,568
97,830	Marsh & McLennan Companies, Inc.	17,111,445
236,405	Morgan Stanley	23,009,299
320,775	Wells Fargo & Company~	15,034,724

		187,630,447

	Health Care (10.0%)
137,690	Abbott Laboratories~	15,221,629
113,510	AbbVie, Inc.	16,771,102
99,305	Alcon, Inc.	7,468,729
153,370	Bristol-Myers Squibb Company	11,142,331
68,650	Danaher Corp.	18,149,687
19,290	Elevance Health, Inc.	9,644,807
42,885	Eli Lilly & Company	14,758,873
123,045	Gilead Sciences, Inc.	10,328,397
8,905	Humana, Inc.	4,556,689
203,220	Johnson & Johnson	33,210,212
98,030	Medtronic, PLC	8,204,131
179,870	Merck & Company, Inc.	19,319,837
206,135	Pfizer, Inc.	9,102,922
17,705	Thermo Fisher Scientific, Inc.	10,097,693
85,950	UnitedHealth Group, Inc.	42,905,380

		230,882,419

	Industrials (4.7%)
696,840	CSX Corp.	21,546,293
120,840	Honeywell International, Inc.	25,192,723

See accompanying Notes to Schedule of Investments

2

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

64,255	JB Hunt Transport Services, Inc.	12,147,408

NUMBER OF SHARES		VALUE
25,300	Northrop Grumman Corp.	$11,335,412
283,825	Raytheon Technologies Corp.	28,339,926
125,020	Southwest Airlines Company	4,471,965
17,665	Stryker Corp.	4,483,554

		107,517,281

	Information Technology (19.4%)
57,015	Accenture, PLC - Class A	15,910,036
18,515	Adobe, Inc.#	6,856,845
965,565	Apple, Inc.	139,321,374
39,769	Broadcom, Inc.	23,265,263
185,485	Cisco Systems, Inc.	9,027,555
8,450	Intuit, Inc.	3,571,561
13,650	Lam Research Corp.	6,826,365
68,530	Mastercard, Inc. - Class A	25,397,218
78,250	Micron Technology, Inc.	4,718,475
462,645	Microsoft Corp.~	114,648,057
165,360	NVIDIA Corp.	32,306,383
66,560	Oracle Corp.	5,887,898
94,090	PayPal Holdings, Inc.#	7,667,394
42,205	QUALCOMM, Inc.	5,622,128
49,060	Salesforce, Inc.#	8,240,608
168,980	Visa, Inc. - Class A^	38,900,886

		448,168,046

	Materials (2.8%)
308,640	Freeport-McMoRan, Inc.	13,771,517
90,600	Linde, PLC	29,983,164
71,140	PPG Industries, Inc.	9,272,388
18,370	ServiceNow, Inc.#	8,360,738
19,155	Vulcan Materials Company	3,511,686

		64,899,493

	Real Estate (0.8%)
60,195	American Tower Corp.	13,446,961
117,530	Invitation Homes, Inc.	3,819,725

		17,266,686

	Utilities (0.9%)
170,392	DTE Energy Company	19,828,459

	TOTAL COMMON STOCKS (Cost $832,656,817)	1,630,993,480

EXCHANGE-TRADED FUND (1.4%)

	Other (1.4%)
1,010,915	iShares China Large-Cap ETF (Cost $27,498,444)	32,147,097

PRINCIPAL AMOUNT		VALUE

U.S. GOVERNMENT AND AGENCY SECURITIES (2.1%)

	Other (2.1%)
	United States Treasury Note
25,160,000	4.375%, 10/31/24	25,172,285
24,335,000	2.250%, 03/31/24	23,670,065

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $49,366,641)	48,842,350

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.4%) #

	Other (0.4%)
13,000	iShares MSCI EAFE ETF
93,015,000	Call, 06/16/23, Strike $72.00$	$3,926,000
16,700	iShares MSCI Emerging Markets
69,071,200	Call, 06/16/23, Strike $42.00	3,289,900
3,150	iShares Russell 2000 ETF
60,316,200	Call, 03/17/23, Strike $195.00	1,384,425
145	S&P 500 Index
59,110,700	Put, 03/31/23, Strike $4,000.00	1,153,475
1,540	SPDR S&P 500 ETF Trust
62,597,920	Put, 02/17/23, Strike $375.00	103,180

	TOTAL PURCHASED OPTIONS (Cost $12,675,219)	9,856,980

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.5%)
20,979,072	JPMorgan Prime Money Market Fund - Capital Class, 4.49%***†	20,979,072
14,013,371	State Street Navigator Securities Lending Government Money Market Portfolio, 4.290%†	14,013,371

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $34,992,443)	34,992,443

TOTAL INVESTMENTS (95.6%) (Cost $1,385,239,709)		2,206,939,496

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.5%)		(34,992,443)

OTHER ASSETS, LESS LIABILITIES (5.9%)		136,813,215

NET ASSETS (100.0%)		$2,308,760,268

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2023.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $13,333,254.
***	The rate disclosed is the 7 day net yield as of January 31, 2023.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2023.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
HKD	Hong Kong Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCK (0.4%)

	Health Care (0.4%)

700	Boston Scientific Corp.^ 5.500%, 06/01/23 (Cost $81,132)	$79,891

COMMON STOCKS (94.6%)

	Communication Services (6.8%)
5,860	Alphabet, Inc. - Class C#	585,238
3,070	Comcast Corp. - Class A	120,804
330	Live Nation Entertainment, Inc.#	26,562
935	Meta Platforms, Inc. - Class A#	139,287
215	Netflix, Inc.#	76,080
1,200	T-Mobile US, Inc.#	179,172
935	Walt Disney Company#	101,438

		1,228,581

	Consumer Discretionary (11.3%)

4,100	Amazon.com, Inc.#	422,833
880	Aptiv, PLC#	99,519
47	Booking Holdings, Inc.#	114,403
5,875	Ford Motor Company	79,371
445	Home Depot, Inc.	144,256
1,870	Las Vegas Sands Corp.#	110,330
440	Lowe’s Companies, Inc.	91,630
695	McDonald’s Corp.	185,843
1,745	MGM Resorts International	72,260
1,395	NIKE, Inc. - Class B	177,625
1,455	Starbucks Corp.	158,799
975	Tesla, Inc.#	168,890
1,130	TJX Companies, Inc.	92,502
190	Ulta Beauty, Inc.#	97,652
20	Vail Resorts, Inc.	5,247

		2,021,160

	Consumer Staples (7.9%)

3,305	Coca-Cola Company	202,662
205	Costco Wholesale Corp.	104,784
265	Estee Lauder Companies, Inc. - Class A	73,426
1,615	Mondelez International, Inc. - Class A	105,686
710	Monster Beverage Corp.#	73,897
1,180	PepsiCo, Inc.	201,804
1,520	Philip Morris International, Inc.	158,445
1,190	Procter & Gamble Company	169,432
2,175	Sysco Corp.	168,475
1,075	Walmart, Inc.	154,660

		1,413,271

	Energy (6.2%)
920	Chevron Corp.	160,098
1,690	ConocoPhillips	205,960
2,680	Exxon Mobil Corp.	310,907
585	Hess Corp.	87,844
1,335	Marathon Petroleum Corp.	171,574
195	Pioneer Natural Resources Company	44,918
2,260	Schlumberger Ltd.	128,775

		1,110,076

NUMBER OF SHARES		VALUE

	Financials (11.3%)

690	American Express Company	$120,702
360	American International Group, Inc.	22,759
495	Assurant, Inc.	65,632
4,710	Bank of America Corp.	167,111
640	Berkshire Hathaway, Inc. - Class B#	199,373
70	BlackRock, Inc.	53,145
1,810	Charles Schwab Corp.	140,130
830	Chubb, Ltd.	188,817

715	Citigroup, Inc.	37,337
750	Discover Financial Services	87,547
215	Goldman Sachs Group, Inc.	78,649
6,795	Huntington Bancshares, Inc.	103,080
1,750	JPMorgan Chase & Company	244,930
1,540	KeyCorp	29,553
645	Marsh & McLennan Companies, Inc.	112,817
1,995	Morgan Stanley	194,173
3,840	Wells Fargo & Company	179,981

		2,025,736

	Health Care (13.0%)

1,540	Abbott Laboratories	170,247
1,340	AbbVie, Inc.	197,985
740	Alcon, Inc.	55,655
1,890	Bristol-Myers Squibb Company	137,309
580	Danaher Corp.	153,340
325	Dexcom, Inc.#	34,804
180	Elevance Health, Inc.	89,998
730	Eli Lilly & Company	251,230
1,280	Gilead Sciences, Inc.	107,443
70	Humana, Inc.	35,819
1,810	Johnson & Johnson	295,790
730	Medtronic, PLC	61,094
2,275	Merck & Company, Inc.	244,358
1,940	Pfizer, Inc.	85,670
200	Thermo Fisher Scientific, Inc.	114,066
592	UnitedHealth Group, Inc.	295,521

		2,330,329

	Industrials (5.8%)

6,280	CSX Corp.	194,178
840	Fortive Corp.	57,145
1,205	Honeywell International, Inc.	251,218
505	JB Hunt Transport Services, Inc.	95,470
225	Northrop Grumman Corp.	100,809
2,075	Raytheon Technologies Corp.	207,189
2,070	Southwest Airlines Company#	74,044
245	Stryker Corp.	62,184

		1,042,237

	Information Technology (25.4%)

660	Accenture, PLC - Class A	184,173
115	Adobe, Inc.#	42,589
8,240	Apple, Inc.	1,188,950
518	Applied Materials, Inc.	57,752
440	Broadcom, Inc.	257,404
2,235	Cisco Systems, Inc.	108,777
235	Enphase Energy, Inc.#	52,024
390	Intuit, Inc.	164,841
110	Lam Research Corp.	55,011
715	Mastercard, Inc. - Class A	264,979

See accompanying Notes to Schedule of Investments

1

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
1,125	Microchip Technology, Inc.	$87,323
415	Micron Technology, Inc.	25,025
4,095	Microsoft Corp.	1,014,782
1,365	NVIDIA Corp.	266,680
1,780	Oracle Corp.	157,459
455	Palo Alto Networks, Inc.#	72,181
740	PayPal Holdings, Inc.#	60,303
440	QUALCOMM, Inc.	58,612
385	salesforce, Inc.#	64,668
550	Texas Instruments, Inc.	97,466
1,230	Visa, Inc. - Class A^	283,158

		4,564,157

	Materials (2.9%)

2,405	Freeport-McMoRan, Inc.	107,311
660	Linde, PLC	218,420
555	PPG Industries, Inc.	72,339
170	ServiceNow, Inc.#	77,372
75	Sherwin-Williams Company	17,744
150	Vulcan Materials Company	27,500

		520,686

	Real Estate (0.8%)

630	American Tower Corp.	140,736

	Utilities (3.2%)
6,120	AES Corp.	167,749
2,150	American Electric Power Company, Inc.	202,014
1,175	DTE Energy Company	136,735
1,000	NextEra Energy, Inc.	74,630

		581,128

	TOTAL COMMON STOCKS (Cost $10,876,734)	16,978,097

EXCHANGE-TRADED FUNDS (4.8%)

	Other (4.8%)

565	iShares Biotechnology ETF	77,151
5,635	iShares China Large-Cap ETF	179,193
2,345	iShares MSCI EAFE ETF^	167,785
1,935	iShares MSCI Emerging Markets ETF^	80,032
1,000	iShares Russell 2000 Growth ETF	235,960
425	SPDR S&P Biotech ETF^	37,782
915	Vanguard Communication Services ETF	86,559

	TOTAL EXCHANGE-TRADED FUNDS (Cost $761,678)	864,462

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.4%)
254,616	State Street Navigator Securities Lending Government Money Market Portfolio, 4.290%† (Cost $254,616)	254,616

VALUE

TOTAL INVESTMENTS (101.2%) (Cost $11,974,160)	$18,177,066

PAYABLE UPON RETURN OF SECURITIES ON LOAN (- 1.4%)	(254,616)

OTHER ASSETS, LESS LIABILITIES (0.2%)	32,235

NET ASSETS (100.0%)	$17,954,685

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2023.

See accompanying Notes to Schedule of Investments

2

Calamos Select Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (97.5%)

	Communication Services (7.9%)
20,618	Alphabet, Inc. - Class A#	$2,037,883
4,640	T-Mobile US, Inc.#	692,798
6,085	Walt Disney Company#	660,162

		3,390,843

	Consumer Discretionary (11.2%)
18,604	Amazon.com, Inc.#	1,918,631
12,082	Caesars Entertainment, Inc.#	628,989
4,290	Dollar Tree, Inc.#	644,272
1,182	Lululemon Athletica, Inc.#	362,732
4,771	NIKE, Inc. - Class B	607,491
8,142	TJX Companies, Inc.	666,504

		4,828,619

	Consumer Staples (9.5%)
10,725	Coca-Cola Company	657,657
2,758	Constellation Brands, Inc. - Class A	638,532
1,751	Estee Lauder Companies, Inc. - Class A	485,167
10,812	Mondelez International, Inc. - Class A	707,538
8,361	Sysco Corp.	647,643
6,654	Walmart, Inc.	957,311

		4,093,848

	Energy (4.2%)
7,617	Chevron Corp.	1,325,511
3,283	Hess Corp.	492,975

		1,818,486

	Financials (11.1%)
4,640	American Express Company	811,675
23,200	Bank of America Corp.	823,136
2,101	Chubb, Ltd.	477,957
2,145	Goldman Sachs Group, Inc.	784,662
30,817	Huntington Bancshares, Inc.	467,494
4,159	Marsh & McLennan Companies, Inc.	727,451
15,146	Wells Fargo & Company	709,893

		4,802,268

	Health Care (14.6%)
10,987	Boston Scientific Corp.#	508,149
10,418	Bristol-Myers Squibb Company	756,868
2,933	Danaher Corp.	775,426
4,596	Dexcom, Inc.#	492,186
2,758	Eli Lilly & Company	949,166
2,724	IQVIA Holdings, Inc.#	624,913
2,714	Jazz Pharmaceuticals, PLC#	425,175
2,145	UnitedHealth Group, Inc.	1,070,762
4,202	Zoetis, Inc.	695,389

		6,298,034

	Industrials (9.1%)
11,513	Air Lease Corp. - Class A	517,739
31,517	CSX Corp.	974,506
2,758	Honeywell International, Inc.	574,988
8,230	Raytheon Technologies Corp.	821,765
18,385	Uber Technologies, Inc.#	568,648

NUMBER OF SHARES		VALUE
3,064	Waste Management, Inc.	$474,093

		3,931,739

	Information Technology (24.1%)
2,495	Analog Devices, Inc.	427,818
18,823	Apple, Inc.	2,715,971
963	Broadcom, Inc.	563,365
1,701	Intuit, Inc.	718,962
9,455	Microsoft Corp.	2,343,043
5,428	NVIDIA Corp.	1,060,468
9,085	Oracle Corp.	803,659
1,182	Paycom Software, Inc.#	382,897
1,663	Snowflake, Inc. - Class A#	260,160
4,815	Visa, Inc. - Class A^	1,108,461

		10,384,804

	Materials (1.7%)
2,145	Linde, PLC	709,866

	Real Estate (1.3%)
4,401	Prologis, Inc.	568,961

	Utilities (2.8%)
5,910	Duke Energy Corp.	605,480
7,923	NextEra Energy, Inc.	591,293

		1,196,773

	TOTAL COMMON STOCKS (Cost $32,215,719)	42,024,241

TOTAL INVESTMENTS (97.5%) (Cost $32,215,719)		42,024,241

OTHER ASSETS, LESS LIABILITIES (2.5%)		1,076,683

NET ASSETS (100.0%)		$43,100,924

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (98.4%)

		Communication Services (3.1%)
134,900	EUR	Deutsche Telekom, AG	$3,005,410
35,000	EUR	IPSOS	2,268,265
142,570	GBP	Pearson, PLC	1,625,894

			6,899,569

		Consumer Discretionary (24.6%)
153,500	HKD	Alibaba Group Holding, Ltd.#	2,110,419
23,085		Aptiv, PLC#~	2,610,683
21,300	EUR	Brunello Cucinelli S.p.A	1,774,088
70,900	GBP	Compass Group, PLC	1,693,659
15,000	SEK	Evolution, AB*	1,685,866
13,640	GBP	Flutter Entertainment, PLC#	2,116,326
229,000	HKD	Galaxy Entertainment Group, Ltd.#	1,594,137
158,359	HKD	JD.com, Inc. - Class A	4,702,209
43,900	JPY	Kyoritsu Maintenance Company, Ltd.^	2,005,086
201,500	HKD	Li Ning Company, Ltd.	1,991,961
11,095	EUR	LVMH Moet Hennessy Louis Vuitton, SE	9,685,664
110,200	INR	Mahindra & Mahindra, Ltd.	1,860,409
4,504		MercadoLibre, Inc.#	5,322,332
30,300	EUR	Moncler S.p.A	1,896,406
9,900	JPY	Oriental Land Company, Ltd.^	1,649,536
44,720	EUR	Prosus, NV#	3,610,927
15,900		Restaurant Brands International, Inc.^	1,064,187
1,016,400	HKD	Samsonite International, SA#~*	3,027,841
631,200	HKD	Sands China, Ltd.#	2,367,054
26,500	JPY	Sony Group Corp.	2,367,816

			55,136,606

		Consumer Staples (5.6%)
25,920	GBP	Diageo, PLC	1,133,380
184,600	BRL	Hypera, SA	1,687,339
11,500	JPY	Kose Corp.	1,268,828
3,900	EUR	L’Oreal, SA	1,610,355
13,360	CHF	Nestle, SA	1,630,041
39,900	JPY	Seven & i Holdings Company, Ltd.	1,883,795
9,460,000	IDR	Sumber Alfaria Trijaya, Tbk PT	1,788,245
159,800	AUD	Treasury Wine Estates, Ltd.^	1,646,064

			12,648,047

		Energy (3.2%)
70,100	CAD	Canadian Natural Resources, Ltd.^	4,302,782
19,800		Schlumberger, Ltd.	1,128,204
130,000		TechnipFMC, PLC#	1,805,700

			7,236,686

		Financials (14.3%)
550,200	HKD	AIA Group, Ltd.	6,221,466
6,600		Aon, PLC - Class A	2,103,288
2,720,600	IDR	Bank Mandiri Persero, Tbk PT	1,812,834
398,350	EUR	Bank of Ireland Group, PLC	4,255,909
315,500	GBP	Beazley, PLC	2,596,375
81,100	SGD	DBS Group Holdings, Ltd.	2,220,216
14,600	EUR	Deutsche Böerse, AG	2,612,557
84,200	INR	HDFC Bank, Ltd.	1,659,317
81,590		ICICI Bank, Ltd. (ADR)	1,699,520

NUMBER OF SHARES			VALUE
14,600	GBP	London Stock Exchange Group, PLC	$1,336,555
77,000	JPY	Sumitomo Mitsui Financial Group, Inc.	3,346,502
109,070		UBS Group, AG#^	2,340,642

			32,205,181

		Health Care (8.6%)
27,500	GBP	AstraZeneca, PLC	3,602,843
7,055	AUD	CSL, Ltd.	1,489,666
16,000	JPY	Daiichi Sankyo Company, Ltd.	502,511
7,790	CHF	Lonza Group, AG	4,443,738
66,518	DKK	Novo Nordisk, A/S - Class B	9,205,410

			19,244,168

		Industrials (17.1%)
19,550	EUR	Airbus, SE	2,450,902
100,700	JPY	ANA Holdings, Inc.#	2,228,768
36,825	EUR	ANDRITZ, AG	2,202,191
44,100	GBP	Ashtead Group, PLC	2,904,813
2,700	CHF	Burckhardt Compression Holding, AG	1,671,691
39,250	CAD	Canadian Pacific Railway, Ltd.	3,097,993
15,750	EUR	DO & CO, AG#	1,667,935
10,080	DKK	DSV, A/S	1,667,535
62,820	INR	Hindustan Aeronautics, Ltd.	1,972,621
14,167	EUR	Krones, AG	1,654,189
212,301	SEK	Munters Group, AB*	2,035,565
41,900	EUR	Prysmian S.p.A	1,711,098
21,775	EUR	Schneider Electric, SE	3,532,244
37,100	INR	Siemens, Ltd.	1,339,645
290,000	SGD	Singapore Airlines, Ltd.#^	1,311,341
140,500	HKD	Techtronic Industries Company, Ltd.	1,811,295
31,860	EUR	Vinci, SA	3,599,847
20,300	JPY	Visional, Inc.#	1,470,907

			38,330,580

		Information Technology (16.2%)
1,580	EUR	Adyen, NV#*	2,388,813
14,160	EUR	ASML Holding, NV	9,368,931
12,100	JPY	Keyence Corp.	5,570,462
627,000	HKD	Kingdee International Software Group Company, Ltd.#	1,368,434
8,300	JPY	Lasertec Corp.^	1,571,380
35,500	KRW	Samsung Electronics Company, Ltd.	1,768,263
13,500	EUR	SAP, SE	1,600,290
7,600	JPY	SHIFT, Inc.#^	1,418,430
41,300	CAD	Shopify, Inc. - Class A#	2,035,279
333,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	5,876,378
335,800	BRL	TOTVS, SA	1,989,147
670,000	HKD	Travelsky Technology, Ltd. - Class H	1,392,631

			36,348,438

		Materials (5.0%)
330,354		Cemex, SAB de CV#	1,764,090
639,000	GBP	Glencore, PLC#	4,279,308
6,495		Linde, PLC	2,149,455
81,500	JPY	Nippon Steel Corp.	1,696,400

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
45,000	JPY	OSAKA Titanium Technologies Company, Ltd.	$1,276,849

			11,166,102

		Special Purpose Acquisition Company (0.7%)

56,000	EUR	Shell, PLC	1,642,377

		TOTAL COMMON STOCKS (Cost $185,637,728)	220,857,754

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (1.1%) #

		Consumer Discretionary (0.2%)

202		Alibaba Group Holding, Ltd.
2,226,040		Call, 06/16/23, Strike $100.00	380,265

		Energy (0.1%)

333		Schlumberger, Ltd.
1,897,434		Call, 02/17/23, Strike $47.50	318,015

		Other (0.8%)

192		Baidu, Inc.
2,585,856		Call, 03/17/23, Strike $135.00	186,240
3,775	EUR	EURO STOXX Banks Index
20,975,788		Call, 06/16/23, Strike 112.50	779,759
275		Netease, Inc.
2,436,775		Call, 06/16/23, Strike $75.00	488,125
307		Rio Tinto, PLC
2,720,941		Call, 04/21/23, Strike $70.00	311,605

			1,765,729

		TOTAL PURCHASED OPTIONS (Cost $1,636,995)	2,464,009

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.4%)
7,581,603		State Street Navigator Securities Lending Government Money Market Portfolio, 4.290%† (Cost $7,581,603)	7,581,603

TOTAL INVESTMENTS (102.9%) (Cost $194,856,326)			230,903,366

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.4%)			(7,581,603)

OTHER ASSETS, LESS LIABILITIES (0.5%)			1,178,112

NET ASSETS (100.0%)			$224,499,875

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Swiss Franc	03/31/23	4,450,000	$4,890,890	$48,038
State Street Bank and Trust	Japanese Yen	03/31/23	586,600,000	4,542,271	59,294
State Street Bank and Trust	Japanese Yen	03/31/23	506,700,000	3,923,574	51,218
Northern Trust Company	Swiss Franc	03/31/23	2,400,000	2,637,784	25,908

					$184,458

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,570,465.
*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2023.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2023

	Value	% of Total Investments
European Monetary Unit	$63,318,157	27.4%
US Dollar	31,253,954	13.5%
Japanese Yen	28,257,270	12.2%
Hong Kong Dollar	26,587,447	11.5%
British Pound Sterling	21,289,153	9.2%
Danish Krone	10,872,945	4.7%
Canadian Dollar	9,436,054	4.1%
Swiss Franc	7,745,470	3.4%
Indian Rupee	6,831,992	3.0%
New Taiwan Dollar	5,876,378	2.5%
Swedish Krona	3,721,431	1.6%
Brazilian Real	3,676,486	1.6%
Indonesian Rupiah	3,601,079	1.6%
Singapore Dollar	3,531,557	1.5%
Australian Dollar	3,135,730	1.4%
South Korean Won	1,768,263	0.8%

Total Investments	$230,903,366	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (7.0%)

		Consumer Discretionary (1.4%)
1,960,000		Li Auto, Inc. 0.250%, 05/01/28	$2,231,245
26,000,000	HKD	Zhongsheng Group Holdings, Ltd. 0.000%, 05/21/25	3,941,141

			6,172,386

		Industrials (2.1%)
5,750,000	SGD	Singapore Airlines, Ltd. 1.625%, 12/03/25	4,891,264
3,815,000		ZTO Express Cayman, Inc.* 1.500%, 09/01/27	4,248,727

			9,139,991

		Materials (2.0%)
7,600,000		Glencore Funding, LLC 0.000%, 03/27/25	8,805,664

		Real Estate (1.5%)
4,700,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	6,486,492

		TOTAL CONVERTIBLE BONDS (Cost $28,809,734)	30,604,533

NUMBER OF SHARES			VALUE

COMMON STOCKS (91.1%)

		Communication Services (4.2%)
375,300	HKD	Tencent Holdings, Ltd.	18,287,960

		Consumer Discretionary (23.4%)
678,400	HKD	Alibaba Group Holding, Ltd.#	9,327,091
502,371		Arcos Dorados Holdings, Inc. - Class A~	4,270,154
25,739,100	PHP	Bloomberry Resorts Corp.#	4,354,423
74,940	CNY	BYD Company, Ltd. - Class A	3,201,046
146,601	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	4,641,929
198,400		Coupang, Inc.#	3,350,976
424,000	HKD	Galaxy Entertainment Group, Ltd.#	2,951,590
335,221	HKD	JD.com, Inc. - Class A	9,953,835
1,306,000	HKD	Jiumaojiu International Holdings, Ltd.*	3,346,208
879,100	HKD	Li Ning Company, Ltd.	8,690,487
250,400	INR	Mahindra & Mahindra, Ltd.	4,227,281
214,130	HKD	Meituan - Class B*#	4,787,064
7,980		MercadoLibre, Inc.#~	9,429,886
700,600	HKD	New Oriental Education & Technology Group, Inc.#	2,973,920
74,050	EUR	Prosus, NV#	5,979,184
3,161,100	HKD	Samsonite International, SA*#	9,416,870
1,854,800	HKD	Sands China, Ltd.#	6,955,658
74,000	HKD	Yum China Holdings, Inc.	4,483,509

			102,341,111

		Consumer Staples (7.3%)
56,000	INR	Britannia Industries, Ltd.	2,964,697
59,900	INR	Hindustan Unilever, Ltd.	1,889,794

NUMBER OF SHARES			VALUE
17,700	CNY	Kweichow Moutai Company, Ltd. - Class A	$4,852,807
133,700	CNY	Proya Cosmetics Company, Ltd. - Class A	3,271,904
636,000	BRL	Raia Drogasil, SA	3,110,904
22,219,000	IDR	Sumber Alfaria Trijaya, Tbk PT	4,200,108
390,000	PHP	Universal Robina Corp.	985,214
283,816	INR	Varun Beverages, Ltd.	3,998,892
928,500	MXN	Wal-Mart de Mexico, SAB de CV	3,626,626
869,000	HKD	Yihai International Holding, Ltd.#	3,092,301

			31,993,247

		Energy (5.0%)
24,700		Chevron Corp.	4,298,294
240,700	EUR	Motor Oil Hellas Corinth Refineries, SA	5,882,176
793,400	THB	PTT Exploration & Production, PCL	4,116,874
265,960	INR	Reliance Industries, Ltd.	7,681,377

			21,978,721

		Financials (17.0%)
670,800	HKD	AIA Group, Ltd.	7,585,168
117,000	SAR	Al Rajhi Bank#	2,568,296
1,193,000	BRL	B3, SA - Brasil Bolsa Balcao	3,045,777
8,830,500	IDR	Bank Central Asia, Tbk PT	5,011,388
5,466,000	IDR	Bank Mandiri Persero, Tbk PT	3,642,193
2,063,500	PHP	Bank of the Philippine Islands	3,973,280
630,191	AED	First Abu Dhabi Bank, PJSC	2,337,619
1,001,700	ZAR	FirstRand, Ltd.	3,721,914
533,200	MXN	Grupo Financiero Banorte, SAB de CV - Class O	4,417,259
219,900	KRW	Hana Financial Group, Inc.	8,736,014
325,400	INR	HDFC Bank, Ltd.	6,412,611
115,400	INR	Housing Development Finance Corp., Ltd.	3,723,360
221,025		ICICI Bank, Ltd. (ADR)	4,603,951
819,370		Itau Unibanco Holding, SA (ADR)	4,080,463
779,700	THB	Kasikornbank PCL	3,426,025
923,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	7,169,589

			74,454,907

		Health Care (3.5%)
481,500	THB	Bumrungrad Hospital PCL	3,165,268
743,600	BRL	Hypera, SA	6,796,888
664,500	HKD	Wuxi Biologics Cayman, Inc.*#	5,548,841

			15,510,997

		Industrials (8.2%)
2,023,400	THB	Airports of Thailand PCL#	4,551,271
345,000	TRY	Aselsan Elektronik Sanayi Ve Ticaret, A/S	1,043,881
40,200	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	2,788,496
183,000	MXN	Grupo Aeroportuario del Pacifico, SAB de CV - Class B	3,151,928
150,500	INR	Hindustan Aeronautics, Ltd.	4,725,875
266,500	PHP	International Container Terminal Services, Inc.	1,013,110
77,100	INR	Larsen & Toubro, Ltd.	2,003,839
340,328	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A	3,246,446

See accompanying Notes to Schedule of Investments

1

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
339,705	CNY	Shanghai International Airport Company, Ltd. - Class A#	$3,051,830
78,100	INR	Siemens, Ltd.	2,820,116
283,500	HKD	Techtronic Industries Company, Ltd.	3,654,820
1,291,909	CNY	YTO Express Group Company, Ltd. - Class A	4,022,324

			36,073,936

		Information Technology (17.4%)
20,300	SAR	Elm Company	1,935,307
1,940,000	HKD	Kingdee International Software Group Company, Ltd.#	4,234,070
107,000	INR	KPIT Technologies, Ltd.	997,889
146,000	TWD	MediaTek, Inc.	3,527,500
281,800	KRW	Samsung Electronics Company, Ltd.	14,036,522

57,000	TWD	Silergy Corp.	1,159,919
40,700	KRW	SK Hynix, Inc.	2,944,394
2,053,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	36,240,295
558,500	BRL	TOTVS, SA	3,308,334
2,079,000	HKD	TravelSky Technology, Ltd. -
		Class H	4,321,313
812,229	CNY	Venustech Group, Inc. - Class A	3,595,312

			76,300,855

		Materials (3.1%)
1,037,000		Cemex, SAB de CV#^	5,537,580
100,000		Freeport-McMoRan, Inc.	4,462,000
2,110,000	HKD	Zijin Mining Group Company Ltd.- Class H	3,490,047

			13,489,627

		Real Estate (2.0%)
5,683,400	PHP	Ayala Land, Inc.	3,065,409
1,133,500	HKD	China Overseas Land & Investment, Ltd.	3,060,756
618,200	INR	DLF, Ltd.	2,701,176

			8,827,341

		TOTAL COMMON STOCKS (Cost $358,165,477)	399,258,702

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (1.6%) #

		Consumer Discretionary (0.4%)
375		Alibaba Group Holding, Ltd.
4,132,500		Call, 06/16/23, Strike $100.00	705,938
485		Pinduoduo, Inc.
4,752,030		Call, 03/17/23, Strike $80.00	976,062

			1,682,000

		Energy (0.2%)
740		Schlumberger, Ltd.
4,216,520		Call, 02/17/23, Strike $47.50	706,700

		Other (1.0%)
355		Baidu, Inc.
4,781,140		Call, 03/17/23, Strike $135.00	344,350

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
5,175	iShares MSCI South Korea ETF
32,845,725	Call, 04/21/23, Strike $64.00	$1,436,063
4,930	iShares MSCI Taiwan ETF
22,091,330	Call, 06/16/23, Strike $44.81	1,368,075
480	Netease, Inc.
4,253,280	Call, 06/16/23, Strike $75.00	852,000
2,412	Vale, SA
4,505,616	Call, 06/16/23, Strike $17.00	599,382

		4,599,870

	TOTAL PURCHASED OPTIONS (Cost $4,946,803)	6,988,570

TOTAL INVESTMENTS (99.7%)
(Cost $391,922,014)		436,851,805

OTHER ASSETS, LESS LIABILITIES (0.3%)		1,525,069

NET ASSETS (100.0%)		$438,376,874

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $ 4,866,112.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

AED	UAE Dirham
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
SAR	Saudi Riyal
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

See accompanying Notes to Schedule of Investments

2

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2023

	Value	% of Total Investments
Hong Kong Dollar	$127,272,238	29.1%
US Dollar	62,307,510	14.3%
Indian Rupee	44,146,907	10.1%
New Taiwan Dollar	40,927,714	9.4%
Chinese Yuan Renminbi	32,672,094	7.5%
South Korean Won	25,716,930	5.9%
European Monetary Unit	18,347,852	4.2%
Brazilian Real	16,261,903	3.7%
Thai Baht	15,259,438	3.5%
Philippine Peso	13,391,436	3.1%
Indonesian Rupiah	12,853,689	2.9%
Mexican Peso	11,195,813	2.6%
Singapore Dollar	4,891,264	1.1%
Saudi Riyal	4,503,603	1.0%
South African Rand	3,721,914	0.9%
UAE Dirham	2,337,619	0.5%
Turkish Lira	1,043,881	0.2%

Total Investments	$436,851,805	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (97.7%)

		Communication Services (4.2%)
13,600		Alphabet, Inc. - Class A#	$1,344,224
29,900	EUR	Deutsche Telekom, AG	666,136
26,100	HKD	Tencent Holdings, Ltd.	1,271,825

			3,282,185

		Consumer Discretionary (15.1%)
21,020		Amazon.com, Inc.#~	2,167,793
9,615		Aptiv, PLC#	1,087,360
450		AutoZone, Inc.#	1,097,483
43,216	HKD	JD.com, Inc. - Class A	1,283,228
2,010	EUR	LVMH Moet Hennessy Louis Vuitton, SE	1,754,681
2,610	HKD	Meituan - Class B#*	58,349
870		MercadoLibre, Inc.#	1,028,070
10,900	EUR	Moncler S.p.A	682,205
17,700		On Holding, AG - Class A#	410,640
5,600		Restaurant Brands International, Inc.	374,808
309,600	HKD	Samsonite International, SA#*	922,294
222,400	HKD	Sands China, Ltd.#	834,019

			11,700,930

		Consumer Staples (2.3%)
1,160		Costco Wholesale Corp.	592,922
9,430		General Mills, Inc.	738,935
2,140,000	IDR	Sumber Alfaria Trijaya, Tbk PT	404,529

			1,736,386

		Energy (8.4%)
22,300	CAD	Canadian Natural Resources, Ltd.^	1,368,788
10,500		Chevron Corp.	1,827,210
4,600		Diamondback Energy, Inc.	672,152
11,000		Helmerich & Payne, Inc.	532,840
5,760		Marathon Petroleum Corp.	740,275
2,950		Pioneer Natural Resources Company	679,533
46,200		TechnipFMC, PLC#	641,718

			6,462,516

		Financials (14.5%)
172,800	HKD	AIA Group, Ltd.	1,953,961
2,430		Aon, PLC - Class A	774,392
586,000	IDR	Bank Mandiri Persero, Tbk PT	390,473
27,125		Bank of America Corp.	962,395
75,900	EUR	Bank of Ireland Group, PLC	810,904
3,100	EUR	Deutsche Böerse, AG	554,721
52,990	INR	HDFC Bank, Ltd.	1,044,266
5,160		JPMorgan Chase & Company	722,194
10,800		Morgan Stanley	1,051,164
18,100	JPY	Sumitomo Mitsui Financial Group, Inc.	786,645
63,400		UBS Group, AG#^	1,360,564
17,100		Wells Fargo & Company	801,477

			11,213,156

		Health Care (11.7%)
6,770	GBP	AstraZeneca, PLC	886,954
2,150		Danaher Corp.	568,417

6,115		Eli Lilly & Company	2,104,477

NUMBER OF SHARES			VALUE
2,210		Humana, Inc.	$1,130,857
1,860	CHF	Lonza Group, AG	1,061,021
16,130		Novo Nordisk, A/S	2,238,521
2,129		UnitedHealth Group, Inc.	1,062,776

			9,053,023

		Industrials (14.6%)
18,200	GBP	Ashtead Group, PLC	1,198,812
13,410	CAD	Canadian Pacific Railway, Ltd.^	1,058,448
3,900		EMCOR Group, Inc.	578,175
17,800	INR	Hindustan Aeronautics, Ltd.	558,941
73,700	SEK	Munters Group, AB*	706,643
14,700		Quanta Services, Inc.	2,237,193
11,300		Raytheon Technologies Corp.	1,128,305
4,310	EUR	Safran, SA	619,759
7,500	EUR	Schneider Electric, SE	1,216,617
2,340		Valmont Industries, Inc.	771,568
6,500	EUR	Vinci, SA	734,432
3,340		Waste Management, Inc.	516,798

			11,325,691

		Information Technology (22.9%)
2,750		Accenture, PLC - Class A	767,387
559	EUR	Adyen, NV#*	845,156
16,100		Apple, Inc.	2,323,069
4,828	EUR	ASML Holding, NV	3,194,435
2,310		Intuit, Inc.	976,368
3,500	JPY	Keyence Corp.	1,611,291
6,500		Microsoft Corp.~	1,610,765
4,830		NVIDIA Corp.	943,637
13,000		Oracle Corp.	1,149,980
5,720		Snowflake, Inc. - Class A#	894,837
95,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	1,676,444
9,500		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	880,935
3,620		Visa, Inc. - Class A^	833,360

			17,707,664

		Materials (4.0%)
148,100		Cemex, SAB de CV#	790,854
19,500		Freeport-McMoRan, Inc.	870,090
125,550	GBP	Glencore, PLC#	840,793
27,700	JPY	Nippon Steel Corp.	576,568
			3,078,305

		TOTAL COMMON STOCKS (Cost $52,100,802)	75,559,856

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.9%)
3,818,138		State Street Navigator Securities Lending Government Money Market Portfolio, 4.29%† (Cost $3,818,138)	3,818,138

See accompanying Notes to Schedule of Investments

1

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTION (0.0%) #

	Other (0.0%)
367	Energy Select Sector SPDR Fund
3,300,431	Put, 02/17/23, Strike $78.00 (Cost $126,879)	4,955

TOTAL INVESTMENTS (102.6%)
(Cost $56,045,819)		79,382,949

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.9%)		(3,818,138)

OTHER ASSETS, LESS LIABILITIES (2.3%)		1,815,453

NET ASSETS (100.0%)		$77,380,264

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $681,993.
*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2023.

FOREIGN CURRENCY ABBREVIATIONS
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2023

	Value	% of Total Investments
US Dollar	$47,809,611	60.2%
European Monetary Unit	11,079,046	14.0%
Hong Kong Dollar	6,323,676	8.0%
Japanese Yen	2,974,504	3.7%
British Pound Sterling	2,926,559	3.7%
Canadian Dollar	2,427,236	3.1%
New Taiwan Dollar	1,676,444	2.1%
Indian Rupee	1,603,207	2.0%
Swiss Franc	1,061,021	1.3%
Indonesian Rupiah	795,002	1.0%
Swedish Krona	706,643	0.9%

Total Investments	$79,382,949	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (24.2%)

		Communication Services (1.1%)
2,291,000		Liberty Media Corp.*
		2.250%, 08/15/27	$2,409,743

		Consumer Discretionary (2.9%)
1,748,000		Burlington Stores, Inc. 2.250%, 04/15/25	2,166,803
220,000,000	JPY	Kyoritsu Maintenance Company, Ltd. 0.000%, 01/29/26	2,242,068
14,000,000	HKD	Zhongsheng Group Holdings, Ltd. 0.000%, 05/21/25	2,122,153

			6,531,024

		Consumer Staples (1.6%)
3,165,000		Post Holdings, Inc.* 2.500%, 08/15/27	3,453,680

		Energy (1.1%)
1,013,000		Northern Oil And Gas, Inc.* 3.625%, 04/15/29	1,157,626
800,000		Transocean, Inc. 4.000%, 12/15/25	1,232,888

			2,390,514

		Financials (1.0%)
2,200,000		Morgan Stanley Finance, LLC 1.000%, 11/23/27	2,323,750

		Health Care (1.6%)
559,000		Alnylam Pharmaceuticals, Inc.* 1.000%, 09/15/27	598,018
1,113,000		BioMarin Pharmaceutical, Inc.^ 0.599%, 08/01/24	1,229,743
1,585,000		Dexcom, Inc.^ 0.250%, 11/15/25	1,670,986

			3,498,747

		Industrials (4.9%)
220,000,000	JPY	ANA Holdings, Inc. 0.000%, 12/10/31	1,843,663
1,000,000	EUR	Duerr, AG 0.750%, 01/15/26	1,278,217
2,270,000		Parsons Corp. 0.250%, 08/15/25	2,484,787
2,400,000	EUR	Prysmian S.p.A 0.000%, 02/02/26	2,782,618
3,000,000	SGD	Singapore Airlines, Ltd. 1.625%, 12/03/25	2,551,964

			10,941,249

		Information Technology (4.8%)
4,668,000		CyberArk Software, Ltd. 0.000%, 11/15/24	5,144,696
1,932,000		Datadog, Inc. 0.125%, 06/15/25	2,119,674
8,000,000	HKD	Kingsoft Corp, Ltd. 0.625%, 04/29/25	1,106,379
2,034,000		Shift4 Payments, Inc. 0.000%, 12/15/25	2,177,946

			10,548,695

PRINCIPAL AMOUNT			VALUE

		Materials (3.3%)
5,800,000		Glencore Funding, LLC 0.000%, 03/27/25	$6,720,112
480,000		Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	665,203

			7,385,315

		Other (0.8%)
2,650,000	EUR	Edenred 0.000%, 09/06/24	1,752,884

		Real Estate (1.1%)
1,700,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	2,346,178

		TOTAL CONVERTIBLE BONDS (Cost $51,292,103)	53,581,779

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (2.2%)

		Consumer Discretionary (1.1%)
19,622		Aptiv, PLC 5.500%, 06/15/23	2,472,176

		Utilities (1.1%)
		NextEra Energy, Inc.
25,400		6.219%, 09/01/23	1,216,406
22,200		6.926%, 09/01/25	1,064,490

			2,280,896

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,470,790)	4,753,072

COMMON STOCKS (68.5%)

		Communication Services (3.1%)
35,464		Alphabet, Inc. - Class A#	3,505,262
69,400	HKD	Tencent Holdings, Ltd.	3,381,786

			6,887,048

		Consumer Discretionary (7.0%)
30,000		Amazon.com, Inc.#	3,093,900
680		AutoZone, Inc.#	1,658,418
74,100	GBP	Compass Group, PLC	1,770,101
90,354	HKD	JD.com, Inc. - Class A	2,682,913
39,950		Las Vegas Sands Corp.#	2,357,050
4,390	EUR	LVMH Moet Hennessy Louis Vuitton, SE	3,832,363
6,940	HKD	Meituan - Class B*#	155,150

			15,549,895

		Consumer Staples (2.9%)
25,250		Coca-Cola Company~	1,548,330
2,590		Costco Wholesale Corp.	1,323,853
20,700		General Mills, Inc.	1,622,052
39,400	JPY	Seven & i Holdings Company, Ltd.	1,860,188

			6,354,423

See accompanying Notes to Schedule of Investments

1

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Energy (4.7%)
51,900	CAD	Canadian Natural Resources, Ltd.^	$3,185,655
24,200		Chevron Corp.	4,211,284
31,700		Helmerich & Payne, Inc.	1,535,548
10,988		Marathon Petroleum Corp.	1,412,178

			10,344,665

		Financials (12.0%)
229,800	HKD	AIA Group, Ltd.	2,598,497
7,600		Aon, PLC - Class A	2,421,968
1,638,000	IDR	Bank Mandiri Persero, Tbk PT	1,091,458
84,410		Bank of America Corp.	2,994,867
140,000	EUR	Bank of Ireland Group, PLC	1,495,738
5,525		Chubb, Ltd.	1,256,882
174,800	INR	HDFC Bank, Ltd.	3,444,758
13,925		JPMorgan Chase & Company~	1,948,943
31,850		Morgan Stanley	3,099,961
52,900	JPY	Sumitomo Mitsui Financial Group, Inc.	2,299,090
66,500		UBS Group, AG^#	1,427,090
55,200		Wells Fargo & Company	2,587,224

			26,666,476

		Health Care (9.5%)
18,700	GBP	AstraZeneca, PLC	2,449,933
6,166		Danaher Corp.	1,630,167
11,500		Eli Lilly & Company	3,957,725
4,210		Humana, Inc.	2,154,257
4,075	CHF	Lonza Group, AG	2,324,549
46,350		Novo Nordisk, A/S	6,432,453
4,370		UnitedHealth Group, Inc.	2,181,460

			21,130,544

		Industrials (8.6%)
22,100	EUR	Airbus, SE	2,770,585
34,250	GBP	Ashtead Group, PLC	2,256,005
24,600	CAD	Canadian Pacific Railway, Ltd.^	1,941,672
26,800		Quanta Services, Inc.	4,078,692
25,900		Raytheon Technologies Corp.	2,586,115
20,250	EUR	Schneider Electric, SE	3,284,865
13,600		Waste Management, Inc.	2,104,328

			19,022,262

		Information Technology (17.1%)
5,700		Accenture, PLC - Class A	1,590,585
32,440		Apple, Inc.	4,680,768
8,630	EUR	ASML Holding, NV	5,710,019
5,250		Intuit, Inc.	2,219,018
7,000	JPY	Keyence Corp.	3,222,581
18,860		Microsoft Corp.	4,673,697
16,500		NVIDIA Corp.	3,223,605
37,250		Oracle Corp.	3,295,135
314,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	5,541,089
13,900		Taiwan Semiconductor Manufacturing Company, Ltd.	1,288,947
10,450		Visa, Inc. - Class A^	2,405,694

			37,851,138

		Materials (2.5%)
109,000	CAD	Barrick Gold Corp.	2,131,585
36,700		Freeport-McMoRan, Inc.	1,637,554

NUMBER OF SHARES			VALUE
81,400	JPY	Nippon Steel Corp.	$1,694,318

			5,463,457

		Special Purpose Acquisition Company (1.1%)
80,000	GBP	Shell, PLC	2,348,621

		TOTAL COMMON STOCKS (Cost $111,876,036)	151,618,529

PRINCIPAL AMOUNT			VALUE

U.S. GOVERNMENT AND AGENCY SECURITIES (1.7%)

		Other (1.7%)
		United States Treasury Note
2,335,000		2.000%, 06/30/24	2,253,776
1,640,000		2.500%, 04/30/24	1,597,751

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $3,953,545)	3,851,527

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.4%)

		Industrials (0.1%)
160		EMCOR Group, Inc.
2,372,000		Call, 05/19/23, Strike $145.00	180,000

		Materials (0.2%)
5,725		Cemex SAB de CV
3,057,150		Call, 07/21/23, Strike $5.00	472,313

		Other (0.1%)
700		iShares MSCI South Korea ETF
4,442,900		Call, 04/21/23, Strike $64.00	194,250

		TOTAL PURCHASED OPTIONS (Cost $886,064)	846,563

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.7%)
8,108,987		State Street Navigator Securities Lending Government Money Market Portfolio, 4.290%† (Cost $8,108,987)	8,108,987

TOTAL INVESTMENTS (100.7%)
(Cost $180,587,525)			222,760,457

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.7%)			(8,108,987)

See accompanying Notes to Schedule of Investments

2

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

OTHER ASSETS, LESS LIABILITIES (3.0%)	6,637,986

NET ASSETS (100.0%)	$221,289,456

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,831,530.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2023.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
SGD	Singapore Dollar
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2023
	Value	% of Total Investments
US Dollar	$141,260,814	63.4%
European Monetary Unit	25,253,467	11.3%
Japanese Yen	13,161,908	5.9%
Hong Kong Dollar	12,046,878	5.4%
British Pound Sterling	8,824,660	4.0%
Canadian Dollar	7,258,912	3.3%
New Taiwan Dollar	5,541,089	2.5%
Indian Rupee	3,444,758	1.6%
Singapore Dollar	2,551,964	1.1%
Swiss Franc	2,324,549	1.0%
Indonesian Rupiah	1,091,458	0.5%

Total Investments	$222,760,457	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (96.1%)

		Communication Services (3.1%)

698	EUR	IPSOS	$45,236
2,495	GBP	Pearson, PLC	28,453

			73,689

		Consumer Discretionary (18.6%)

5,650		Arcos Dorados Holdings, Inc. - Class A	48,025
201,000	PHP	Bloomberry Resorts Corp.#	34,004
424	EUR	Brunello Cucinelli S.p.A	35,315
800	EUR	CIE Automotive, SA	23,764
11,000	HKD	Jiumaojiu International Holdings, Ltd.*	28,184
600	JPY	Kyoritsu Maintenance Company, Ltd.	27,404
4,800	HKD	New Oriental Education & Technology Group, Inc.#	20,375
900	JPY	Nextage Company, Ltd.	20,244
900	CAD	Pet Valu Holdings, Ltd.	26,914
21,900	HKD	Samsonite International, SA#*	65,240
780	EUR	Sanlorenzo S.p.A	34,243
2,430	INR	TVS Motor Company, Ltd.	30,991
3,320	AUD	Webjet, Ltd.#	16,181
25,600	HKD	Wynn Macau, Ltd.#	29,300

			440,184

		Consumer Staples (7.3%)

3,630	BRL	Hypera, SA	33,180
800	JPY	Kobe Bussan Company, Ltd.	23,097
200	JPY	Kose Corp.	22,067
8,000	HKD	L’Occitane International, SA	22,258
151,000	IDR	Sumber Alfaria Trijaya, Tbk PT	28,544
1,550	INR	Varun Beverages, Ltd.	21,839
6,000	HKD	Yihai International Holding, Ltd.#	21,351

			172,336

		Energy (6.3%)

2,565	CAD	ARC Resources, Ltd.	29,803
22,380	CAD	CES Energy Solutions Corp.	48,778
1,640	EUR	Motor Oil Hellas Corinth Refineries, SA	40,078
2,260		TechnipFMC, PLC#	31,392

			150,051

		Financials (10.4%)

7,190	EUR	Bank of Ireland Group, PLC	76,817
5,810	GBP	Beazley, PLC	47,813
3,900	JPY	Concordia Financial Group, Ltd.	17,138
1,130	KRW	Hana Financial Group, Inc.	44,891
381	DKK	Jyske Bank, A/S#	27,479
8,585	AUD	Steadfast Group, Ltd.	31,895

			246,033

		Health Care (6.0%)

2,285		Abcam, PLC#	31,693
310	GBP	Dechra Pharmaceuticals, PLC	10,995
2,960	GBP	Ergomed, PLC#	43,850
1,400	JPY	Sosei Group Corp.#	26,518
69	CHF	Tecan Group, AG	28,957

			142,013

NUMBER OF SHARES			VALUE

		Industrials (24.7%)

840	EUR	Aalberts, NV	$39,717
1,200	JPY	BayCurrent Consulting, Inc.	51,012
36	CHF	Burckhardt Compression Holding, AG	22,289
615	EUR	DO & CO, AG#	65,129
1,200	EUR	Duerr, AG	45,785
500	JPY	Ebara Corp.	21,230
1,160	SEK	Hexatronic Group, AB	14,278
1,150	INR	Hindustan Aeronautics, Ltd.	36,111
645	EUR	Interpump Group S.p.A	33,637
600	JPY	Japan Airport Terminal Company, Ltd.#	31,275
5,717	SEK	Munters Group, AB*	54,815
250	EUR	Societe BIC, SA	18,152
1,800	JPY	Sojitz Corp.	35,687
957	CAD	Stantec, Inc.	49,887
1,700	JPY	THK Company, Ltd.	36,078
400	JPY	Visional, Inc.#	28,983

			584,065

		Information Technology (15.9%)

1,105	EUR	AIXTRON, SE	32,924
205	EUR	Alten, SA	31,499
217		CyberArk Software, Ltd.#	30,571
245	EUR	Elmos Semiconductor, SE	16,645
228		Endava, PLC (ADR)#	20,034
740	GBP	Keywords Studios, PLC	25,991
279	CAD	Kinaxis, Inc.#	32,428
15,000	HKD	Kingdee International Software Group Company, Ltd.#	32,738
1,280	KRW	Koh Young Technology, Inc.#	17,963
1,235	EUR	Lectra	51,434
2,980	GBP	Sage Group, PLC	28,631
100	JPY	SHIFT, Inc.#	18,664
6,180	BRL	TOTVS, SA	36,608

			376,130

		Materials (3.8%)

7,650		Cemex, SAB de CV#	40,851
1,860	AUD	IGO, Ltd.	19,335
1,100	JPY	OSAKA Titanium Technologies Company, Ltd.	31,212

			91,398

		TOTAL COMMON STOCKS (Cost $2,192,977)	2,275,899

TOTAL INVESTMENTS (96.1%)
(Cost $2,192,977)			2,275,899

OTHER ASSETS, LESS LIABILITIES (3.9%)			91,163

NET ASSETS (100.0%)			$2,367,062

See accompanying Notes to Schedule of Investments

1

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
PHP	Philippine Peso
SEK	Swedish Krona

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

2

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2023
	Value	% of Total Investments
European Monetary Unit	$590,375	25.9%
Japanese Yen	390,609	17.2%
Hong Kong Dollar	219,446	9.6%
US Dollar	202,566	8.9%
Canadian Dollar	187,810	8.2%
British Pound Sterling	185,733	8.2%
Indian Rupee	88,941	3.9%
Brazilian Real	69,788	3.1%
Swedish Krona	69,093	3.0%
Australian Dollar	67,411	3.0%
South Korean Won	62,854	2.8%
Swiss Franc	51,246	2.2%
Philippine Peso	34,004	1.5%
Indonesian Rupiah	28,544	1.3%
Danish Krone	27,479	1.2%

Total Investments	$2,275,899	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Global Sustainable Equities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (98.8%)

		Communication Services (4.7%)

1,468		Alphabet, Inc. - Class A#	$145,097
1,299	CAD	BCE, Inc.	61,408
198,453	KES	Safaricom, PLC	37,459
1,412		Verizon Communications, Inc.	58,697

			302,661

		Consumer Discretionary (12.5%)

291		Aptiv, PLC#	32,909
1,500	HKD	BYD Company, Ltd. - Class H	47,501
1,815	EUR	Cie Generale des Etablissements Michelin SCA	57,390
391	EUR	EssilorLuxottica, SA	71,740
1,489	GBP	Greggs, PLC	49,721
1,468	EUR	Industria de Diseno Textil, SA	45,832
1,754		Levi Strauss & Company - Class A	32,274
765		LKQ Corp.	45,104
324		NIKE, Inc. - Class B	41,255
1,013		Sony Group Corp.	90,623
763		Starbucks Corp.	83,274
493		Target Corp.	84,865
985		TJX Companies, Inc.	80,632
152		Tractor Supply Company	34,655

			797,775

		Consumer Staples (6.0%)

127		Costco Wholesale Corp.	64,915
958		Darling Ingredients, Inc.#	63,506
2,736	EUR	Jeronimo Martins SGPS, SA	59,401
603	EUR	Kerry Group, PLC - Class A	56,501
2,395	EUR	Koninklijke Ahold Delhaize, NV	71,483
107	EUR	L’Oreal, SA	44,181
285		McCormick & Company, Inc.	21,409

			381,396

		Financials (15.2%)

4,800	HKD	AIA Group, Ltd.	54,277
8,461	GBP	Aviva, PLC	47,719
1,330		Bank of New York Mellon Corp.	67,258
149,823		IDR Bank Rakyat Indonesia Persero, Tbk PT	45,946
310		Credicorp, Ltd.	41,633
2,988	NOK	DNB Bank, ASA	55,874
7,405	MXN	Grupo Financiero Banorte, SAB de CV - Class O	61,346
1,500	HKD	Hang Seng Bank, Ltd.	24,980
1,021		HDFC Bank, Ltd.	68,775
800	HKD	Hong Kong Exchanges & Clearing, Ltd.	35,982
371		Intercontinental Exchange, Inc.	39,901
5,966		Itau Unibanco Holding, SA	29,711
171		Jones Lang LaSalle, Inc.#	31,613
959	EUR	KBC Group, NV	71,031
68		MSCI, Inc. - Class A	36,146
3,100	JPY	ORIX Corp.	54,507
338		PNC Financial Services Group, Inc.	55,915
1,782	KRW	Shinhan Financial Group Company, Ltd.	60,257
86		SVB Financial Group#	26,010

NUMBER OF SHARES			VALUE
329		Travelers Companies, Inc.	$62,878

			971,759

		Health Care (12.4%)

207	AUD	Cochlear, Ltd.	31,273
188	DKK	Coloplast, A/S - Class B	22,698
252	AUD	CSL, Ltd.	53,210
880		CVS Health Corp.	77,634
974	GBP	Dechra Pharmaceuticals, PLC	34,544
481		Edwards Lifesciences Corp.#	36,893
1,724	NZD	Fisher & Paykel Healthcare Corp., Ltd.	28,293
689		Gilead Sciences, Inc.	57,835
795		Merck & Company, Inc.	85,391
319	EUR	Merck KGaA	66,584
488	DKK	Novo Nordisk, A/S - Class B	67,534
261	CHF	Roche Holding, AG	81,476
184	CHF	Straumann Holding, AG	24,092
500	JPY	Sysmex Corp.	33,193
162		Thermo Fisher Scientific, Inc.	92,393

			793,043

		Industrials (17.1%)

1,168	SEK	Assa Abloy, AB - Class B	27,514
2,640	SEK	Atlas Copco, AB - Class A	31,326
1,116		Ball Corp.	64,996
926		Canadian Pacific Railway, Ltd.	73,061
400	JPY	Daifuku Company, Ltd.	22,026
173		Deere & Company	73,151
800	JPY	East Japan Railway Company	44,607
1,600	SEK	Epiroc, AB - Class A	31,131
490		Ferguson, PLC	69,747
963	GBP	Intertek Group, PLC	51,758
338	EUR	Kingspan Group, PLC	21,739
106	CHF	Kuehne + Nagel International, AG	25,276
1,992		MillerKnoll, Inc.	47,569
800	JPY	Nidec Corp.	44,335
552		Quanta Services, Inc.	84,009
900	JPY	Recruit Holdings Company, Ltd.	28,944
134		Rockwell Automation, Inc.	37,792
507	EUR	Siemens, AG	79,196
1,800	CNY	Sungrow Power Supply Company, Ltd. - Class A	34,850
187		Trane Technologies, PLC	33,496
338		United Parcel Service, Inc. - Class B	62,608
436		Waste Management, Inc.	67,462
338		Xylem, Inc.	35,155

			1,091,748

		Information Technology (19.8%)

157		Accenture, PLC - Class A	43,811
95		Adobe, Inc.#	35,182
539	EUR	Amadeus IT Group, SA#	33,959
1,269		Apple, Inc.	183,104
799		Applied Materials, Inc.	89,081
1,308		Cisco Systems, Inc.	63,660
581	EUR	Dassault Systemes, SE	21,608
1,887	EUR	Infineon Technologies, AG	67,952
90		Intuit, Inc.	38,040
720		Microsoft Corp.	178,423
347		NVIDIA Corp.	67,794
500	JPY	Omron Corp.	28,930
85	KRW	Samsung SDI Company, Ltd.	47,634

See accompanying Notes to Schedule of Investments

1

Calamos Global Sustainable Equities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
667	EUR	SAP, SE	$79,066
968		Taiwan Semiconductor
		Manufacturing Company, Ltd.	89,763
420		TE Connectivity, Ltd.	53,403
224		Texas Instruments, Inc.	39,695
451		Visa, Inc. - Class A	103,825

			1,264,930

		Materials (5.1%)
382	EUR	Air Liquide, SA	60,824
312	GBP	Croda International, PLC	26,594
406		Ecolab, Inc.	62,861
13,022	BRL	Klabin, SA	49,612
252	EUR	Koninklijke DSM, NV	32,408
144	EUR	Linde, PLC#	47,638
427	DKK	Novozymes, A/S - Class B	22,219
95	CHF	Sika, AG	26,994

			329,150

		Real Estate (2.5%)
236		American Tower Corp.	52,720
19,300	SGD	Capitaland Investment, Ltd.	58,472
355		Prologis, Inc.	45,894

			157,086

		Utilities (3.5%)
207		American Water Works Company, Inc.	32,394
47,330	HKD	China Water Affairs Group, Ltd.	41,138
1,122	EUR	EDP Renovaveis, SA	24,405
9,510	COP	Interconexion Electrica, SA ESP	38,781
238	DKK	Orsted, A/S*	21,194
10,345		INR Power Grid Corp. of India, Ltd.	27,624
5,093	EUR	Terna - Rete Elettrica Nazionale	40,295

			225,831

		TOTAL COMMON STOCKS (Cost $6,737,893)	6,315,379

TOTAL INVESTMENTS (98.8%) (Cost $6,737,893)			6,315,379

OTHER ASSETS, LESS LIABILITIES (1.2%)			75,382

NET ASSETS (100.0%)			$6,390,761

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

See accompanying Notes to Schedule of Investments

2

CURRENCY EXPOSURE JANUARY 31, 2023

	Value	% of Total Investments

US Dollar	$3,517,897	55.7%
European Monetary Unit	1,053,233	16.7%
Japanese Yen	256,542	4.1%
British Pound Sterling	210,336	3.3%
Hong Kong Dollar	203,878	3.2%
Swiss Franc	157,838	2.5%
Danish Krone	133,645	2.1%
South Korean Won	107,891	1.7%
Swedish Krona	89,971	1.4%
Australian Dollar	84,483	1.3%
Canadian Dollar	61,408	1.0%
Mexican Peso	61,346	1.0%
Singapore Dollar	58,472	0.9%
Norwegian Krone	55,874	0.9%
Brazilian Real	49,612	0.8%
Indonesian Rupiah	45,946	0.7%
Colombian Peso	38,781	0.6%
Kenyan Shilling	37,459	0.6%
Chinese Yuan Renminbi	34,850	0.6%
New Zealand Dollar	28,293	0.5%
Indian Rupee	27,624	0.4%

Total Investments	$6,315,379	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (43.3%)

	Airlines (2.7%)

188,167	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$187,435
102,984	Air Canada Pass Through Trust Series 2015-2, Class AA* 3.750%, 06/15/29	91,949
181,293	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	176,987
74,286	British Airways Pass Through Trust Series 2013-1, Class A* 4.625%, 12/20/25	73,229
109,157	British Airways Pass Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	95,389
129,882	JetBlue Pass Through Trust Series 2019-1, Class AA 2.750%, 11/15/33	108,936
75,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	76,563
126,553	United Airlines Pass Through Trust Series 2018-1, Class B 4.600%, 09/01/27	118,714

		929,202

	Communication Services (2.4%)

200,000	Ashtead Capital, Inc.* 4.375%, 08/15/27	191,898
100,000	Charter Communications Operating, LLC / Charter Communications Operating Capital 2.800%, 04/01/31	81,814
150,000	Comcast Corp. 3.900%, 03/01/38	137,682
110,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	107,398
64,000	Netflix, Inc.* 3.625%, 06/15/25	62,091
100,000	United States Cellular Corp. 6.700%, 12/15/33	93,070
150,000	Verizon Communications, Inc. 4.016%, 12/03/29	143,835

		817,788

	Consumer Discretionary (2.4%)
150,000	Cargill, Inc.* 3.125%, 05/25/51	111,552
200,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	174,824
100,000	GLP Capital, LP / GLP Financing II, Inc. 3.250%, 01/15/32	83,513
100,000	goeasy, Ltd.* 4.375%, 05/01/26	89,833
100,000	M/I Homes, Inc. 3.950%, 02/15/30	84,248
100,000	Mattel, Inc. 6.200%, 10/01/40	92,840

PRINCIPAL AMOUNT		VALUE
100,000	Newell Brands, Inc.^ 6.375%, 09/15/27	$100,662
100,000	NIKE, Inc. 2.850%, 03/27/30	92,019

		829,491

	Consumer Staples (2.5%)

125,000	Anheuser-Busch InBev Worldwide, Inc. 3.500%, 06/01/30	117,922
125,000	Archer-Daniels-Midland Company 3.250%, 03/27/30	116,854
125,000	Costco Wholesale Corp. 1.600%, 04/20/30	105,880
100,000	Edgewell Personal Care Company* 4.125%, 04/01/29	87,204
125,000	Hershey Company 1.700%, 06/01/30	104,599
200,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 5.500%, 01/15/30	194,484
100,000	Kimberly-Clark Corp. 3.100%, 03/26/30	92,578
50,000	Pilgrim’s Pride Corp.* 4.250%, 04/15/31	43,404

		862,925

	Energy (1.1%)

175,000	Energy Transfer, LP‡ 7.831%, 11/01/66 3 mo. USD LIBOR + 3.02%	141,827
100,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	100,378
100,000	EQT Corp.* 3.125%, 05/15/26	93,669
52,000	MPLX, LP‡ 6.875%, 02/15/23 3 mo. USD LIBOR + 4.65%	52,033

		387,907

	Financials (13.9%)

115,000	Ally Financial, Inc.‡ 4.700%, 05/15/26
	5 year CMT + 3.87%	94,737
100,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	89,841
100,000	Avolon Holdings Funding, Ltd.* 5.500%, 01/15/26	98,023
125,000	AXIS Specialty Finance, PLC 4.000%, 12/06/27	119,754
100,000	Bank of America Corp.‡ 2.087%, 06/14/29 SOFR + 1.06%	87,178
	Bank of Montreal‡
150,000	3.088%, 01/10/37 5 year CMT + 1.40%	121,977
75,000	4.800%, 08/25/24 5 year CMT + 2.98%	71,102
100,000	Bank of New York Mellon Corp.‡ 5.834%, 10/25/33 SOFR + 2.07%	108,330

See accompanying Notes to Schedule of Investments

1

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
150,000	Berkshire Hathaway Finance Corp. 4.250%, 01/15/49	$141,565
125,000	BP Capital Markets, PLC‡ 4.875%, 03/22/30 5 year CMT + 4.40%	116,929
175,000	Brookfield Finance, Inc. 2.724%, 04/15/31	147,964
150,000	Capital One Financial Corp.‡ 2.359%, 07/29/32 SOFR + 1.34%	114,587
100,000	Charles Schwab Corp.‡ 4.000%, 06/01/26 5 year CMT + 3.17%	92,203
100,000	Chubb INA Holdings, Inc. 4.150%, 03/13/43	92,563
150,000	Citigroup, Inc.‡ 3.875%, 02/18/26 5 year CMT + 3.42%	137,272
100,000	Essential Properties, LP 2.950%, 07/15/31	76,104
100,000	Essex Portfolio, LP 1.700%, 03/01/28	85,761
100,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	84,530
125,000	Globe Life, Inc.^ 4.550%, 09/15/28	126,078
150,000	Goldman Sachs Group, Inc.‡ 3.800%, 05/10/26 5 year CMT + 2.97%	131,924
250,000	ILFC E-Capital Trust II*‡ 6.538%, 12/21/65 3 mo. USD LIBOR + 1.80%	168,802
125,000	JPMorgan Chase & Company^‡ 3.650%, 06/01/26 5 year CMT + 2.85%	112,850
100,000	Level 3 Financing, Inc.* 3.400%, 03/01/27	86,719
200,000	LSEGA Financing, PLC* 2.000%, 04/06/28	176,042
125,000	Markel Corp.^ 3.500%, 11/01/27	119,326
100,000	MetLife, Inc. 6.400%, 12/15/66	102,522
100,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	76,925
200,000	Nordea Bank Abp*‡ 3.750%, 03/01/29 5 year CMT + 2.60%	159,104
118,000	PartnerRe Finance B, LLC^‡ 4.500%, 10/01/50 5 year CMT + 3.82%	106,012
100,000	Primerica, Inc. 2.800%, 11/19/31	85,124
	Prologis, LP
125,000	2.250%, 04/15/30	107,925
100,000	2.875%, 11/15/29	90,003
100,000	Radian Group, Inc. 4.500%, 10/01/24	97,435
125,000	RenaissanceRe Finance, Inc.^ 3.450%, 07/01/27	119,106
150,000	SLM Corp. 3.125%, 11/02/26	132,638

PRINCIPAL AMOUNT		VALUE
	SVB Financial Group^
125,000	4.000%, 05/15/26‡ 5 year CMT + 3.20%	$100,548
100,000	2.100%, 05/15/28	85,525
100,000	Toronto-Dominion Bank 4.456%, 06/08/32	98,233
125,000	Travelers Companies, Inc. 2.550%, 04/27/50	86,380
200,000	USAA Capital Corp.* 2.125%, 05/01/30	170,132
125,000	Ventas Realty, LP 4.000%, 03/01/28	118,955
150,000	VICI Properties, LP / VICI Note Company, Inc.* 3.500%, 02/15/25	142,818
125,000	Wells Fargo & Company& 4.400%, 06/14/46	110,576

		4,792,122

	Health Care (3.0%)

100,000	Charles River Laboratories International, Inc.*^ 3.750%, 03/15/29	89,338
150,000	CVS Health Corp. 4.780%, 03/25/38	143,688
	DaVita, Inc.*
100,000	4.625%, 06/01/30	84,312
23,000	3.750%, 02/15/31	17,909
100,000	Elanco Animal Health, Inc. 6.400%, 08/28/28	98,444
100,000	Illumina, Inc. 5.750%, 12/13/27	103,431
150,000	Johnson & Johnson 3.400%, 01/15/38	135,833
100,000	Kaiser Foundation Hospitals 2.810%, 06/01/41	77,422
100,000	Royalty Pharma, PLC 2.200%, 09/02/30	81,733
100,000	UnitedHealth Group, Inc. 5.250%, 02/15/28	104,253
100,000	Zoetis, Inc. 5.600%, 11/16/32	107,723

		1,044,086

	Industrials (6.0%)

125,000	Air Lease Corp.‡ 4.650%, 06/15/26 5 year CMT + 4.08%	111,120
100,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	95,154
100,000	Allegiant Travel Company* 7.250%, 08/15/27	98,167
40,000	Ball Corp. 6.875%, 03/15/28	41,322
125,000	Beacon Roofing Supply, Inc.*^ 4.500%, 11/15/26	119,253
100,000	Burlington Northern Santa Fe, LLC 4.950%, 09/15/41	101,826
100,000	Cascades, Inc. / Cascades USA, Inc.* 5.125%, 01/15/26	93,634
100,000	Cummins, Inc. 4.875%, 10/01/43	101,308

See accompanying Notes to Schedule of Investments

2

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
130,000	Delta Air Lines Pass Through Trust Series 2019-1, Class AA 3.204%, 10/25/25	$127,664
100,000	EnerSys* 4.375%, 12/15/27	92,478
100,000	Graphic Packaging International, LLC* 1.512%, 04/15/26	88,934
80,000	GXO Logistics, Inc. 1.650%, 07/15/26	69,833
100,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	95,689
100,000	Honeywell International, Inc. 1.950%, 06/01/30	85,485
100,000	Illinois Tool Works, Inc. 4.875%, 09/15/41	103,796
125,000	Infor, Inc.* 1.750%, 07/15/25	113,850
121,000	QVC, Inc. 4.375%, 09/01/28	77,797
125,000	Roper Technologies, Inc. 1.400%, 09/15/27	108,621
250,000	SMBC Aviation Capital Finance DAC* 1.900%, 10/15/26	217,173
125,000	TransDigm, Inc.* 6.250%, 03/15/26	125,081

		2,068,185

	Information Technology (3.3%)
150,000	Apple, Inc. 4.375%, 05/13/45	146,475
100,000	Broadridge Financial Solutions, Inc. 3.400%, 06/27/26	95,659
125,000	CGI, Inc. 1.450%, 09/14/26	112,155
125,000	Fortinet, Inc. 2.200%, 03/15/31	102,721
157,000	Microsoft Corp. 4.100%, 02/06/37	155,816
125,000	NVIDIA Corp. 3.500%, 04/01/40	108,984
100,000	Open Text Corp.* 6.900%, 12/01/27	102,560
100,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	87,415
100,000	Twilio, Inc. 3.625%, 03/15/29	85,043
150,000	VMware, Inc. 1.800%, 08/15/28	126,614

		1,123,442

	Materials (1.0%)
100,000	ArcelorMittal, SA 6.550%, 11/29/27	104,438
150,000	Clearwater Paper Corp.* 5.375%, 02/01/25	147,128
100,000	Georgia-Pacific, LLC* 3.600%, 03/01/25	97,844

		349,410

PRINCIPAL AMOUNT		VALUE

	Other (0.4%)
125,000	Intact Financial Corp.* 5.459%, 09/22/32	$127,886

	Real Estate (2.1%)
100,000	Brixmor Operating Partnership, LP 4.125%, 06/15/26	96,148
150,000	EPR Properties 4.950%, 04/15/28	135,750
125,000	Forestar Group, Inc.* 3.850%, 05/15/26	112,169
100,000	Healthpeak Properties, Inc. 3.250%, 07/15/26	95,553
100,000	Public Storage 2.300%, 05/01/31	85,513
125,000	Service Properties Trust 3.950%, 01/15/28	95,399
125,000	Tanger Properties, LP 3.875%, 07/15/27	117,548

		738,080

	Utilities (2.5%)
150,000	Berkshire Hathaway Energy Company 3.800%, 07/15/48	124,818
100,000	Consolidated Edison Company of New York, Inc. 3.350%, 04/01/30	92,908
150,000	Duke Energy Carolinas, LLC 3.700%, 12/01/47	123,741
100,000	Entergy Texas, Inc. 1.500%, 09/01/26	88,470
100,000	Monongahela Power Company* 3.550%, 05/15/27	95,725
150,000	Northern States Power Company 3.750%, 12/01/47	118,790
150,000	Public Service Electric and Gas Company 3.600%, 12/01/47	124,051
125,000	Southern Company‡ 3.750%, 09/15/51 5 year CMT + 2.92%	109,765

		878,268

	TOTAL CORPORATE BONDS (Cost $16,441,319)	14,948,792

BANK LOANS (10.5%) ¡

	Airlines (0.6%)
185,000	American Airlines, Inc.‡ 9.558%, 04/20/28 3 mo. LIBOR + 4.75%	190,260

	Communication Services (2.1%)
292,745	Go Daddy Operating Company, LLC‡ 7.811%, 11/09/29 1 mo. SOFR + 3.25%	294,211
147,609	Nexstar Broadcasting, Inc.‡ 7.070%, 09/18/26 1 mo. LIBOR + 2.50%	147,855

See accompanying Notes to Schedule of Investments

3

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
293,846	SBA Senior Finance II, LLC‡ 6.320%, 04/11/25 1 mo. LIBOR + 1.75%	$293,762

		735,828

	Consumer Discretionary (0.7%)
245,625	Murphy USA, Inc.‡ 6.120%, 01/31/28 1 mo. LIBOR + 1.75%	247,238

	Energy (0.2%)
49,916	DT Midstream, Inc.‡ 6.570%, 06/26/28 1 mo. LIBOR + 2.00%	50,093

	Financials (0.4%)
133,234	Jazz Financing Lux Sarl‡ 8.070%, 05/05/28 1 mo. LIBOR + 3.50%	133,255

	Health Care (1.4%)
294,750	Catalent Pharma Solutions Inc.‡ 6.563%, 02/22/28 1 mo. LIBOR + 2.00%	294,319
152,459	Icon Luxembourg Sarl‡ 7.000%, 07/03/28 3 mo. LIBOR + 2.25%	152,651
37,985	PRA Health Sciences, Inc.‡ 7.000%, 07/03/28 3 mo. LIBOR + 2.25%	38,033

		485,003

	Industrials (4.1%)
295,500	AECOM Technology Corp.‡ 6.320%, 04/13/28 1 mo. LIBOR + 1.75%	295,838
223,858	APi Group DE, Inc.‡ 7.297%, 01/03/29 1 mo. LIBOR + 2.75%	224,138
245,625	Horizon Therapeutics USA, Inc.‡ 6.313%, 03/15/28 3 mo. LIBOR + 1.75%	246,047
179,200	Spectrum Brands, Inc.‡ 6.740%, 03/03/28 3 mo. LIBOR + 2.00%	179,088
135,200	Spectrum Brands, Inc.‡ 6.570%, 03/03/28 1 mo. LIBOR + 2.00%	135,116
100,000	Summit Materials, LLC‡ 7.608%, 12/14/27 1 mo. SOFR + 3.00%	100,396
250,000	XPO Logistics, Inc.‡ 6.134%, 02/24/25 1 mo. LIBOR + 1.75%	249,648

		1,430,271

	Information Technology (0.6%)
201,773	ON Semiconductor Corp.‡ 6.661%, 09/19/26 1 mo. LIBOR + 2.00%	202,223

	Materials (0.4%)
100,000	American Axle and Manufacturing, Inc.‡ 8.033%, 12/13/29 1 mo. SOFR + 3.60%	100,167

PRINCIPAL AMOUNT		VALUE
45,000	Axalta Coating Systems Dutch Holding B B.V‡ 7.506%, 12/20/29 3 mo. SOFR + 3.00%	$45,253

		145,420

	TOTAL BANK LOANS (Cost $ 3,611,592)	3,619,591

SOVEREIGN BOND (1.0%)
400,000	Province of Ontario Canada 1.800%, 10/14/31 (Cost $ 398,976)	337,544

U.S. GOVERNMENT AND AGENCY SECURITIES (26.0%)

	Other (26.0%)
	Federal Home Loan Mortgage Corp. Pool
155,472	4.000%, 05/01/49	152,152
92,626	2.500%, 02/01/35	87,188
	Federal National Mortgage Association
631,218	2.500%, 04/01/50	558,962
549,445	3.000%, 04/01/50	505,247
453,984	3.500%, 04/01/50	432,197
278,418	3.000%, 07/01/46	258,831
177,984	3.000%, 03/01/47	165,462
155,581	3.500%, 08/01/47	148,659
141,191	2.500%, 09/01/31	134,159
133,198	3.500%, 11/01/49	126,644
114,041	4.000%, 06/01/48	111,922
109,032	3.000%, 02/01/33	105,435
88,279	4.500%, 04/01/48	88,547
78,613	3.500%, 02/01/49	75,095
68,627	3.000%, 07/01/49	63,168
57,315	3.000%, 01/01/35	55,254
50,985	4.000%, 03/01/47	50,055
	Government National Mortgage Association II Pool
154,847	3.500%, 10/20/47	149,032
117,163	3.000%, 10/20/47	109,558
	U.S. Treasury Bond
500,000	3.500%, 02/15/39	495,273
500,000	3.000%, 05/15/47	440,234
500,000	2.250%, 08/15/49	379,141
500,000	2.000%, 02/15/50	357,422
400,000	1.125%, 05/15/40	266,875
300,000	3.000%, 02/15/49	265,500
200,000	4.000%, 11/15/42	206,688
200,000	2.875%, 05/15/52	172,516
125,000	2.375%, 11/15/49	97,305
474,329	U.S. Treasury Inflation Indexed Bond 0.750%, 02/15/42	414,322
	U.S. Treasury Inflation Indexed Note
820,746	0.500%, 01/15/28	785,897
386,647	0.125%, 01/15/32	349,416
	U.S. Treasury Note
375,000	1.875%, 02/15/32	329,297
350,000	3.000%, 08/15/52^	309,941
300,000	4.125%, 11/15/32	315,773
200,000	4.250%, 12/31/24	200,016
200,000	3.875%, 12/31/27^	202,320

See accompanying Notes to Schedule of Investments

4

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $10,147,806)	$8,965,503

RESIDENTIAL MORTGAGE BACKED SECURITIES (10.0%)

	Other (10.0%)
100,000	BX Trust Series 2019-OC11, Class A* 3.202%, 12/09/41	88,307
	Federal National Mortgage Association
846,658	2.500%, 07/01/51	745,429
620,954	4.500%, 06/01/52	613,360
543,360	4.000%, 11/01/52	524,547
494,049	5.500%, 12/01/52	501,997
491,901	4.500%, 11/01/52	485,885
500,000	Freddie Mac Multifamily Structured Pass Through Certificates, Class A2‡ 3.990%, 05/25/33	497,326

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $3,664,528)	3,456,851

ASSET BACKED SECURITIES (6.9%)

	Communication Services (0.3%)
100,000	T-Mobile U.S. Trust* 4.910%, 05/22/28	100,419

	Financials (3.5%)
117,115	Commonbond Student Loan Trust Series 2021-AGS, Class A* 1.200%, 03/25/52	100,891
150,000	Dell Equipment Finance Trust Series 2021-1, Class B* 0.710%, 05/22/26	145,273
93,895	ELFI Graduate Loan Program, LLC Series 2022-A, Class A* 4.510%, 08/26/47	92,281
55,000	Enterprise Fleet Financing, LLC Series 2022-4, Class A2* 5.760%, 10/22/29	55,710
150,000	Hertz Vehicle Financing III, LP Series 2021-2A, Class A* 1.680%, 12/27/27	132,688
150,000	Oscar US Funding Trust XII, LLC Series 2021-1A, Class A4* 1.000%, 04/10/28	138,686
110,000	Pawnee Equipment Receivables, LLC Series 2022-1, Class A3* 5.170%, 02/15/28	109,387
237,000	Progress Residentiall Trust Series 2021-SFR5, Class B* 1.658%, 07/17/38	209,400
101,896	SoFi Professional Loan Program, LLC Series 2017-F, Class A2FX* 2.840%, 01/25/41	98,475
150,000	Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A* 2.560%, 11/25/31	145,260

		1,228,051

PRINCIPAL AMOUNT		VALUE

	Other (3.1%)
150,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2* 1.937%, 08/15/46	$132,801
92,273	Amur Equipment Finance Receivables VIII, LLC Series 2020 -1A, Class C* 3.060%, 04/20/26	90,677
100,000	Amur Equipment Finance Receivables VIII, LLC Series 2020 -2A, Class A2* 5.300%, 06/21/28	99,522
110,500	CLI Funding VI, LLC Series 2020- 3A, Class A* 2.070%, 10/18/45	98,351
100,000	Daimler Trucks Retail Trust Series 2022-1, Class A3 5.230%, 02/17/26	100,126
123,251	MVW Owner Trust Series 2019- 1A, Class A* 2.890%, 11/20/36	116,499
59,692	SCF Equipment Leasing, LLC Series 2020-1A, Class A3* 1.190%, 10/20/27	58,477
177,280	SCF Equipment Leasing, LLC Series 2021-1A, Class A3* 0.830%, 08/21/28	169,702
225,000	Tesla Auto Lease Trust Series 2021-B, Class B* 0.910%, 09/22/25	209,618

		1,075,773

	TOTAL ASSET BACKED SECURITIES (Cost $2,551,548)	2,404,243

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.7%)
1,290,528	State Street Navigator Securities Lending Government Money Market Portfolio, 4.290%† (Cost $1,290,528)	1,290,528

TOTAL INVESTMENTS (101.4%)
(Cost $38,106,297)		35,023,052

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.7%)		(1,290,528)

OTHER ASSETS, LESS LIABILITIES (2.3%)		799,127

NET ASSETS (100.0%)		$34,531,651

See accompanying Notes to Schedule of Investments

5

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2023.
&	Illiquid security.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2023.

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
900,000	U.S. Treasury Note 5-Year	Mar 2023	$983,180	$5,768

See accompanying Notes to Schedule of Investments

6

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (84.7%)

	Airlines (1.7%)
141,125	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$140,576
19,667	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	19,171
96,971	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	94,668
54,020	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	55,102
105,438	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	90,154
62,514	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	61,712
123,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	125,757
40,050	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	35,979

		623,119

	Communication Services (8.7%)
200,000	Altice France, SA* 5.500%, 10/15/29	158,226
115,000	APi Group DE, Inc.* 4.750%, 10/15/29	103,837
150,000	Arrow Bidco, LLC* 9.500%, 03/15/24	150,856
200,000	Ashtead Capital, Inc.* 2.450%, 08/12/31	161,598
	Audacy Capital Corp.*
119,000	6.750%, 03/31/29	21,385
44,000	6.500%, 05/01/27	7,661
65,000	Beasley Mezzanine Holdings, LLC*^
	8.625%, 02/01/26	42,510
76,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	68,464
25,000	CMG Media Corp.* 8.875%, 12/15/27	19,593
145,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	118,537
	CSC Holdings, LLC*
250,000	5.375%, 02/01/28	210,335
220,000	4.500%, 11/15/31	162,325
215,000	5.750%, 01/15/30	135,893
	Diamond Sports Group, LLC / Diamond Sports Finance Company*
75,000	6.625%, 08/15/27	1,574
55,000	5.375%, 08/15/26	4,065
127,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	115,235

PRINCIPAL AMOUNT		VALUE
66,000	Embarq Corp. 7.995%, 06/01/36	$31,887
101,000	Frontier California, Inc. 6.750%, 05/15/27	95,740
	Frontier Communications Holdings, LLC*
60,000	5.000%, 05/01/28	54,500
24,000	8.750%, 05/15/30	24,882
101,000	Frontier Florida, LLC@ 6.860%, 02/01/28	93,955
140,000	Frontier North, Inc.@ 6.730%, 02/15/28	129,643
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
90,000	3.500%, 03/01/29	77,963
25,000	5.250%, 12/01/27	24,243
30,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	29,291
	Intelsat Jackson Holdings, SA*@&
70,000	9.750%, 07/15/25	—
50,000	5.500%, 08/01/23	—
70,597	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	24,720
	Lumen Technologies, Inc.
101,000	7.600%, 09/15/39	68,372
48,000	4.500%, 01/15/29*	32,303
48,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	38,568
	Netflix, Inc.
80,000	4.875%, 06/15/30*	79,301
45,000	4.875%, 04/15/28	45,011
48,000	Paramount Global‡ 6.375%, 03/30/62 5 year CMT + 4.00%	41,814
	Scripps Escrow II, Inc.*
46,000	3.875%, 01/15/29	38,660
23,000	5.375%, 01/15/31	18,575
85,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	75,979
	Sirius XM Radio, Inc.*
125,000	5.500%, 07/01/29	117,442
72,000	4.000%, 07/15/28	64,101
50,000	3.125%, 09/01/26	45,132
24,000	3.875%, 09/01/31	19,771
40,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	23,650
85,000	Sprint, LLC 7.125%, 06/15/24	86,958
80,000	Stagwell Global, LLC* 5.625%, 08/15/29	70,203
80,000	Telecom Italia Capital, SA 6.000%, 09/30/34	64,291
98,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	45,103
35,000	Time Warner Cable, LLC 7.300%, 07/01/38	37,639
151,000	United States Cellular Corp. 6.700%, 12/15/33	140,536

		3,222,327

See accompanying Notes to Schedule of Investments

1

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Discretionary (15.5%)
113,000	Abercrombie & Fitch Management Company*^ 8.750%, 07/15/25	$114,272
96,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	87,588
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
84,000	4.625%, 08/01/29	70,193
72,000	6.625%, 01/15/28	65,909
118,000	At Home Group, Inc.*^ 4.875%, 07/15/28	86,315
	Bath & Body Works, Inc.
123,000	6.694%, 01/15/27	123,994
115,000	6.875%, 11/01/35	106,137
	Caesars Entertainment, Inc.*
61,000	4.625%, 10/15/29^	52,159
46,000	8.125%, 07/01/27^	46,730
46,000	6.250%, 07/01/25	45,858
	Carnival Corp.*
44,000	10.500%, 02/01/26	46,072
23,000	7.625%, 03/01/26^	20,955
110,000	Carriage Services, Inc.*
	4.250%, 05/15/29	90,607
65,000	Carvana Company* 4.875%, 09/01/29	29,036
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
201,000	4.250%, 02/01/31	167,586
200,000	5.125%, 05/01/27	190,780
110,000	6.375%, 09/01/29	106,246
100,000	4.750%, 03/01/30	87,532
55,000	5.000%, 02/01/28	51,371
50,000	4.500%, 08/15/30	42,781
48,000	4.750%, 02/01/32	40,840
48,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	45,549
75,000	Cedar Fair, LP^ 5.250%, 07/15/29	69,145
	Dana, Inc.
80,000	4.250%, 09/01/30	68,070
48,000	4.500%, 02/15/32	40,506
	DISH DBS Corp.
125,000	5.250%, 12/01/26*	107,792
77,000	7.750%, 07/01/26	62,569
60,000	7.375%, 07/01/28	43,208
45,000	5.125%, 06/01/29	28,690
88,000	DISH Network Corp.* 11.750%, 11/15/27	91,351
200,000	Empire Resorts, Inc.* 7.750%, 11/01/26	164,094
107,000	Everi Holdings, Inc.* 5.000%, 07/15/29	96,901
100,000	Ford Motor Company 6.100%, 08/19/32	98,232
	Ford Motor Credit Company, LLC
200,000	5.113%, 05/03/29	189,750
200,000	4.000%, 11/13/30	174,824
200,000	2.900%, 02/16/28	173,092
	Gap, Inc.*
36,000	3.875%, 10/01/31	26,999
5,000	3.625%, 10/01/29	3,848
	goeasy, Ltd.*
160,000	5.375%, 12/01/24	153,538
80,000	4.375%, 05/01/26	71,866

PRINCIPAL AMOUNT		VALUE
112,000	Goodyear Tire & Rubber Company^ 5.000%, 07/15/29	$98,861
41,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	36,075
148,000	Guitar Center, Inc.*^ 8.500%, 01/15/26	129,473
200,000	International Game Technology, PLC* 6.250%, 01/15/27	201,108
95,000	Liberty Interactive, LLC 8.250%, 02/01/30	44,866
	Life Time, Inc.*
65,000	8.000%, 04/15/26^	63,221
50,000	5.750%, 01/15/26	48,392
62,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	60,797
65,000	M/I Homes, Inc. 3.950%, 02/15/30	54,761
	Macy’s Retail Holdings, LLC
99,000	6.700%, 07/15/34*	83,738
60,000	5.875%, 03/15/30*	54,961
50,000	4.300%, 02/15/43	31,052
200,000	Mclaren Finance, PLC* 7.500%, 08/01/26	151,488
112,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	99,170
130,000	Mohegan Tribal Gaming Authority* 8.000%, 02/01/26	123,289
	Newell Brands, Inc.^
25,000	6.375%, 09/15/27	25,166
13,000	6.625%, 09/15/29	13,193
	Nordstrom, Inc.
50,000	5.000%, 01/15/44	33,697
48,000	4.250%, 08/01/31	36,145
110,000	Penn Entertainment, Inc.*^ 4.125%, 07/01/29	91,279
135,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^ 5.625%, 09/01/29	98,374
224,000	Rite Aid Corp.* 8.000%, 11/15/26	125,164
130,000	Simmons Foods, Inc. / Simmons
	Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	110,422
108,000	Sonic Automotive, Inc.*^ 4.625%, 11/15/29	89,899
70,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	65,758
185,000	Station Casinos, LLC* 4.500%, 02/15/28	166,707
59,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	57,300
23,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	24,411
100,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	81,080

See accompanying Notes to Schedule of Investments

2

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
23,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	$21,331

		5,704,163

	Consumer Staples (3.9%)
107,000	Central Garden & Pet Company* 4.125%, 04/30/31	89,896
110,000	Edgewell Personal Care Company* 4.125%, 04/01/29	95,924
	Energizer Holdings, Inc.*
127,000	4.375%, 03/31/29	110,268
24,000	6.500%, 12/31/27	23,462
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
140,000	5.500%, 01/15/30	136,139
105,000	5.125%, 02/01/28	103,001
35,000	5.750%, 04/01/33	34,475
63,000	New Albertsons, LP 7.750%, 06/15/26	64,167
96,000	Performance Food Group, Inc.* 4.250%, 08/01/29	85,781
250,000	PetSmart, Inc. / PetSmart Finance Corp.* 4.750%, 02/15/28	232,328
	Pilgrim’s Pride Corp.*
80,000	5.875%, 09/30/27	79,434
75,000	4.250%, 04/15/31	65,106
39,000	Post Holdings, Inc.* 5.750%, 03/01/27	38,488
90,000	Prestige Brands, Inc.* 3.750%, 04/01/31	76,463
100,000	United Natural Foods, Inc.* 6.750%, 10/15/28	96,657
142,000	Vector Group, Ltd.* 5.750%, 02/01/29	124,071

		1,455,660

	Energy (9.7%)
90,000	Antero Resources Corp.* 5.375%, 03/01/30	84,017
90,000	Apache Corp. 5.100%, 09/01/40	78,638
	Buckeye Partners, LP
75,000	3.950%, 12/01/26	68,901
50,000	5.850%, 11/15/43	38,469
135,000	Callon Petroleum Company* 7.500%, 06/15/30	130,769
45,000	Cheniere Energy, Inc. 4.625%, 10/15/28	42,920
72,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	71,109
	Continental Resources, Inc.*
75,000	2.875%, 04/01/32	58,885
45,000	5.750%, 01/15/31	44,227
125,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	123,815
1,745	Diamond Foreign Asset Company / Diamond Finance, LLC 9.000%, 04/22/27 13.000% PIK rate	1,689
76,000	DT Midstream, Inc.* 4.125%, 06/15/29	67,119

PRINCIPAL AMOUNT		VALUE
146,000	Earthstone Energy Holdings, LLC*^ 8.000%, 04/15/27	$142,572
55,000	Enbridge, Inc.‡ 7.375%, 01/15/83 5 year CMT + 3.71%	55,089
	Energy Transfer, LP‡
140,000	7.831%, 11/01/66 3 mo. USD LIBOR + 3.02%	113,462
70,000	6.500%, 11/15/26 5 year CMT + 5.69%	66,059
	EnLink Midstream Partners, LP
120,000	8.879%, 03/03/23‡ 3 mo. USD LIBOR + 4.11%	101,020
100,000	4.850%, 07/15/26	97,276
50,000	Enlink Midstream, LLC* 6.500%, 09/01/30	51,028
110,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	110,416
	Genesis Energy, LP / Genesis Energy Finance Corp.
77,000	6.250%, 05/15/26^	73,891
25,000	8.875%, 04/15/30	25,423
	Gulfport Energy Corp.
90,000	6.375%, 05/15/25@&	—
75,000	8.000%, 05/17/26*	74,514
27,505	8.000%, 05/17/26	27,327
110,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	103,093
72,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	70,294
89,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	86,218
	Moss Creek Resources Holdings, Inc.*
50,000	7.500%, 01/15/26	46,236
45,000	10.500%, 05/15/27	43,762
85,000	MPLX, LP‡ 6.875%, 02/15/23 3 mo. LIBOR + 4.65%	85,054
45,000	Nabors Industries, Inc.* 7.375%, 05/15/27	45,094
	New Fortress Energy, Inc.*
96,000	6.750%, 09/15/25	92,215
45,000	6.500%, 09/30/26	41,589
90,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	88,923
105,000	Parkland Corp.* 5.875%, 07/15/27	100,953
100,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	93,426
100,000	Plains All American Pipeline, LP‡ 8.716%, 03/03/23 3 mo. USD LIBOR + 4.11%	90,488
90,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	85,809
	Southwestern Energy Company
73,000	5.375%, 03/15/30	68,081
49,000	4.750%, 02/01/32	43,229
45,000	5.375%, 02/01/29	42,332

See accompanying Notes to Schedule of Investments

3

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
24,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	$21,422
51,000	Transocean, Inc.* 8.750%, 02/15/30	52,700
	Venture Global Calcasieu Pass, LLC*
25,000	4.125%, 08/15/31	22,220
25,000	3.875%, 08/15/29	22,325
5,000	6.250%, 01/15/30	5,100
	Vital Energy, Inc.
99,000	10.125%, 01/15/28^	98,740
46,000	9.500%, 01/15/25	46,458
105,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	92,575
70,000	W&T Offshore, Inc.* 9.750%, 11/01/23	70,063
	Weatherford International, Ltd.*
103,000	6.500%, 09/15/28	102,657
75,000	8.625%, 04/30/30	75,691

		3,585,382

	Financials (16.1%)
	Acrisure, LLC / Acrisure Finance, Inc.*
144,000	6.000%, 08/01/29	118,984
127,000	7.000%, 11/15/25	121,074
133,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	132,480
147,000	AG Issuer, LLC* 6.250%, 03/01/28	139,106
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
205,000	6.750%, 10/15/27	192,124
25,000	5.875%, 11/01/29	21,814
25,000	4.250%, 10/15/27	22,958
	Ally Financial, Inc.
101,000	4.700%, 05/15/26‡ 5 year CMT + 3.87%	83,204
75,000	8.000%, 11/01/31	82,420
45,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	34,706
193,000	AmWINS Group, Inc.* 4.875%, 06/30/29	170,315
80,000	AssuredPartners, Inc.* 7.000%, 08/15/25	79,070
98,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	88,044
	Avolon Holdings Funding, Ltd.*
50,000	3.950%, 07/01/24	48,525
40,000	5.500%, 01/15/26	39,209
191,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	168,842
	Brookfield Property REIT, Inc. /
	BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
195,000	4.500%, 04/01/27	172,199
116,000	5.750%, 05/15/26	109,427
200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	183,030
110,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	100,762

PRINCIPAL AMOUNT		VALUE
	Credit Acceptance Corp.
130,000	6.625%, 03/15/26^	$119,025
89,000	5.125%, 12/31/24*	83,771
123,000	Enact Holdings, Inc.* 6.500%, 08/15/25	121,347
138,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	116,651
156,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	154,172
	HUB International, Ltd.*
150,000	5.625%, 12/01/29^	135,131
149,000	7.000%, 05/01/26	148,411
	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
70,000	5.250%, 05/15/27	65,591
68,000	4.375%, 02/01/29	59,329
160,000	ILFC E-Capital Trust II*‡ 6.538%, 12/21/65 3 mo. USD LIBOR + 1.80%	108,034
195,000	Iron Mountain, Inc.* 5.250%, 03/15/28	185,617
260,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.* 5.000%, 08/15/28	222,479
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
182,000	5.250%, 10/01/25	175,359
48,000	4.750%, 06/15/29	39,936
138,000	LD Holdings Group, LLC* 6.125%, 04/01/28	90,131
	Level 3 Financing, Inc.*
204,000	3.875%, 11/15/29	165,571
110,000	4.250%, 07/01/28	87,267
65,000	LPL Holdings, Inc.* 4.000%, 03/15/29	58,207
193,000	MetLife, Inc. 6.400%, 12/15/66	197,867
130,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	113,719
	Navient Corp.
202,000	5.000%, 03/15/27	184,666
100,000	4.875%, 03/15/28	88,595
110,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	84,618
	OneMain Finance Corp.
65,000	3.875%, 09/15/28	54,834
35,000	7.125%, 03/15/26	34,842
45,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	41,680
150,000	PHH Mortgage Corp.* 7.875%, 03/15/26	137,324
25,000	PNC Financial Services Group, Inc.^‡ 6.000%, 05/15/27 5 year CMT + 3.00%	24,838
100,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	89,501

See accompanying Notes to Schedule of Investments

4

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT	VALUE
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
45,000	3.875%, 03/01/31	$36,731
45,000	3.625%, 03/01/29	38,026
20,000	2.875%, 10/15/26	17,860
90,000	StoneX Group, Inc.* 8.625%, 06/15/25	91,276
22,000	SVB Financial Group^‡ 4.000%, 05/15/26 5 year CMT + 3.20%	17,696
	United Wholesale Mortgage, LLC*
111,000	5.500%, 04/15/29	95,611
50,000	5.750%, 06/15/27	45,073
50,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	34,625
200,000	VZ Secured Financing, BV* 5.000%, 01/15/32	171,498
98,000	XHR, LP* 6.375%, 08/15/25	97,253

		5,942,455

	Health Care (6.5%)
	Bausch Health Companies, Inc.*
210,000	11.000%, 09/30/28	164,984
39,000	14.000%, 10/15/30	25,189
36,000	6.125%, 02/01/27	24,591
	CHS/Community Health Systems, Inc.*
183,000	6.125%, 04/01/30	111,187
110,000	8.000%, 03/15/26	106,952
49,000	6.875%, 04/15/29	31,037
12,000	5.250%, 05/15/30	9,692
	DaVita, Inc.*
189,000	4.625%, 06/01/30	159,350
112,000	3.750%, 02/15/31	87,209
	Embecta Corp.*
72,000	5.000%, 02/15/30	59,370
24,000	6.750%, 02/15/30	21,649
	Encompass Health Corp.
45,000	4.750%, 02/01/30	41,302
45,000	4.500%, 02/01/28	42,054
124,000	HCA, Inc. 7.500%, 11/06/33	137,571
210,000	Jazz Securities DAC* 4.375%, 01/15/29	192,219
19,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	10,925
	Medline Borrower, LP*
122,000	5.250%, 10/01/29	102,540
120,000	3.875%, 04/01/29	102,782
200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	180,382
107,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	71,508
	Tenet Healthcare Corp.
220,000	6.250%, 02/01/27	215,809
130,000	6.875%, 11/15/31	120,503
	Teva Pharmaceutical Finance Netherlands III, BV
200,000	6.000%, 04/15/24	199,716
200,000	3.150%, 10/01/26	179,546

		2,398,067

PRINCIPAL AMOUNT		VALUE

	Industrials (12.9%)
100,000	ACCO Brands Corp.* 4.250%, 03/15/29	$86,584
150,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54%	143,661
95,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	73,886
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
155,000	4.625%, 01/15/27	147,489
91,000	3.500%, 03/15/29	78,548
75,000	5.875%, 02/15/28	73,397
110,000	Allegiant Travel Company* 7.250%, 08/15/27	107,984
20,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	18,715
114,600	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	97,195
	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
65,000	5.500%, 04/20/26	63,797
22,000	5.750%, 04/20/29	21,318
49,000	Arcosa, Inc.* 4.375%, 04/15/29	43,813
225,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	176,812
35,000	Ball Corp. 6.875%, 03/15/28	36,157
68,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	58,636
87,000	BWX Technologies, Inc.* 4.125%, 04/15/29	78,738
	Cascades, Inc. / Cascades USA, Inc.*
50,000	5.375%, 01/15/28	46,685
45,000	5.125%, 01/15/26	42,135
23,000	Delta Air Lines, Inc. 7.375%, 01/15/26	24,087
23,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	22,380
125,000	Deluxe Corp.* 8.000%, 06/01/29	107,185
48,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	42,870
72,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	69,407
120,000	Endurance International Group Holdings, Inc.* 6.000%, 02/15/29	87,154
45,000	EnerSys* 4.375%, 12/15/27	41,615
70,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	61,045
57,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	50,172
50,000	Granite US Holdings Corp.* 11.000%, 10/01/27	52,771

See accompanying Notes to Schedule of Investments

5

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Graphic Packaging International, LLC*
60,000	4.750%, 07/15/27	$57,816
44,000	3.500%, 03/01/29	38,791
107,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	90,364
223,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	196,931
144,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	137,792
125,000	Herc Holdings, Inc.* 5.500%, 07/15/27	119,917
115,000	IEA Energy Services, LLC* 6.625%, 08/15/29	112,985
110,000	JELD-WEN, Inc.* 4.625%, 12/15/25	97,481
155,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	133,695
46,000	MasTec, Inc.* 4.500%, 08/15/28	42,670
60,000	Moog, Inc.* 4.250%, 12/15/27	55,700
95,000	Novelis Corp.* 4.750%, 01/30/30	86,937
35,000	OI European Group, BV* 4.750%, 02/15/30	31,496
110,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	99,012
148,000	Patrick Industries, Inc.* 4.750%, 05/01/29	126,647
	QVC, Inc.
61,000	4.375%, 09/01/28	39,220
45,000	5.450%, 08/15/34	26,611
	Sealed Air Corp.*
78,000	6.125%, 02/01/28	78,757
24,000	5.000%, 04/15/29	22,781
86,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	73,617
	Sinclair Television Group, Inc.*
71,000	4.125%, 12/01/30	56,526
45,000	5.500%, 03/01/30^	35,941
90,000	Standard Industries, Inc.* 5.000%, 02/15/27	85,811
76,000	Stericycle, Inc.* 3.875%, 01/15/29	67,640
69,000	STL Holding Company, LLC* 7.500%, 02/15/26	60,959
	TransDigm, Inc.
195,000	7.500%, 03/15/27	196,665
129,000	6.250%, 03/15/26*	129,084
71,000	Tronox, Inc.* 4.625%, 03/15/29	60,810
96,000	Vertiv Group Corp.* 4.125%, 11/15/28	83,757
101,000	Wabash National Corp.* 4.500%, 10/15/28	89,048
100,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	93,113
	WESCO Distribution, Inc.*
47,000	7.125%, 06/15/25	47,781
25,000	7.250%, 06/15/28	25,731

PRINCIPAL AMOUNT		VALUE
106,000	Williams Scotsman International, Inc.* 6.125%, 06/15/25	$106,527

		4,762,849

	Information Technology (3.6%)
48,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	43,159
65,000	Clarivate Science Holdings Corp.* 3.875%, 07/01/28	58,110
56,000	Coherent Corp.* 5.000%, 12/15/29	51,290
112,000	CommScope Technologies, LLC* 6.000%, 06/15/25	106,231
90,000	CommScope, Inc.* 4.750%, 09/01/29	74,942
48,000	Fair Isaac Corp.* 4.000%, 06/15/28	44,629
100,000	KBR, Inc.* 4.750%, 09/30/28	91,319
	MPH Acquisition Holdings, LLC*
100,000	5.750%, 11/01/28^	72,781
50,000	5.500%, 09/01/28	41,644
44,000	NCR Corp.* 5.125%, 04/15/29	38,324
68,000	ON Semiconductor Corp.* 3.875%, 09/01/28	62,100
	Open Text Corp.*
72,000	3.875%, 02/15/28	62,654
45,000	6.900%, 12/01/27	46,152
36,000	3.875%, 12/01/29	30,008
36,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	29,300
44,000	Playtika Holding Corp.* 4.250%, 03/15/29	36,588
66,000	PTC, Inc.* 4.000%, 02/15/28	61,547
130,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	113,639
	Twilio, Inc.
65,000	3.625%, 03/15/29	55,278
23,000	3.875%, 03/15/31^	19,092
130,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	113,477
100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*^ 3.875%, 02/01/29	86,355

		1,338,619

	Materials (3.5%)
52,000	ArcelorMittal, SA 7.000%, 10/15/39	56,313
47,000	ATI, Inc. 5.875%, 12/01/27	45,667
25,000	Carpenter Technology Corp. 7.625%, 03/15/30	25,689
70,000	Chemours Company* 4.625%, 11/15/29	58,527
145,000	Clearwater Paper Corp.* 4.750%, 08/15/28	129,781
	Commercial Metals Company
48,000	4.125%, 01/15/30	43,109
24,000	4.375%, 03/15/32	21,254
250,000	Constellium, SE*^ 3.750%, 04/15/29	214,030

See accompanying Notes to Schedule of Investments

6

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
68,000	HB Fuller Company 4.250%, 10/15/28	$60,295
85,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	86,425
	Kaiser Aluminum Corp.*
110,000	4.625%, 03/01/28	100,685
11,000	4.500%, 06/01/31	9,321
69,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	57,632
96,000	Mercer International, Inc. 5.125%, 02/01/29	82,236
135,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	132,913
110,000	Silgan Holdings, Inc. 4.125%, 02/01/28	102,919
44,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	31,832
35,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	34,046

		1,292,674

	Other (0.6%)

117,000	1375209 B.C., Ltd.* 9.000%, 01/30/28	116,691
	Gen Digital, Inc.*
45,000	7.125%, 09/30/30	45,724
45,000	6.750%, 09/30/27	45,694

		208,109

	Real Estate (1.1%)

71,000	EPR Properties 3.750%, 08/15/29	59,321
	Forestar Group, Inc.*
67,000	5.000%, 03/01/28	58,926
48,000	3.850%, 05/15/26	43,073
108,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	89,989
	Service Properties Trust
125,000	4.350%, 10/01/24	117,967
45,000	5.250%, 02/15/26	39,035

		408,311

	Special Purpose Acquisition Companies (0.3%)

	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
95,000	6.750%, 01/15/30	78,975
46,000	4.625%, 01/15/29	40,631

		119,606

	Utilities (0.6%)

34,000	PPL Capital Funding, Inc.‡ 7.395%, 03/30/67 3 mo. USD LIBOR + 2.67%	29,936
100,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	94,093
50,000	Vistra Corp.*‡ 8.000%, 10/15/26 5 year CMT + 6.93%	49,053

PRINCIPAL AMOUNT		VALUE
45,000	7.000%, 12/15/26 5 year CMT + 5.74%	$42,471

		215,553

	TOTAL CORPORATE BONDS (Cost $34,940,156)	31,276,894

CONVERTIBLE BONDS (0.6%)

	Consumer Discretionary (0.5%)

189,000	DISH Network Corp. 2.375%, 03/15/24	176,150

		176,150

	Other (0.1%)

50,000	Multiplan Corp.* 6.000%, 10/15/27	32,717

	TOTAL CONVERTIBLE BONDS (Cost $217,111)	208,867

BANK LOANS (10.3%) ¡

	Airlines (0.6%)

90,000	Mileage Plus Holdings, LLC‡ 9.996%, 06/21/27 3 mo. LIBOR + 5.25%	93,988
122,813	United Airlines, Inc.‡ 8.568%, 04/21/28 3 mo. LIBOR + 3.75%	123,042

		217,030

	Communication Services (1.2%)

120,625	Clear Channel Outdoor Holdings, Inc.‡ 8.325%, 08/21/26 3 mo. LIBOR + 3.50%	115,046
313	Clear Channel Outdoor Holdings, Inc.‡ 8.069%, 08/21/26 1 mo. LIBOR + 3.50%	298
49,873	CMG Media Corp.‡ 8.230%, 12/17/26 3 mo. LIBOR + 3.50%	47,437
130,674	DIRECTV Financing, LLC‡ 9.570%, 08/02/27 1 mo. LIBOR + 5.00%	128,802
146,000	Entercom Media Corp.‡ 7.047%, 11/18/24 1 mo. USD LIBOR + 2.5%	105,272
49,750	Univision Communications, Inc.‡ 8.830%, 06/24/29 3 mo. SOFR + 4.25%	49,812

		446,667

	Consumer Discretionary (1.6%)

50,000	Caesars Entertainment, Inc.! 0.000%, 01/20/30	50,018
32,191	Life Time Fitness, Inc.‡ 9.485%, 12/16/24 3 mo. LIBOR + 4.75%	32,268
48,357	Penn National Gaming, Inc.‡ 7.411%, 05/03/29 1 mo. SOFR + 2.75%	48,384

See accompanying Notes to Schedule of Investments

7

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
157,200	Petco Health and Wellness Company, Inc.‡ 7.976%, 03/03/28 3 mo. LIBOR + 3.25%	$155,833
88,403	PetSmart, Inc.‡ 8.411%, 02/11/28 1 mo. SOFR + 3.75%	87,924
95,000	SkyMiles IP, Ltd.‡ 8.558%, 10/20/27 3 mo. LIBOR + 3.75%	98,409
63,062	TKC Holdings, Inc.‡ 10.070%, 05/15/28 1 mo. LIBOR + 5.50%	52,946
155,925	WW International, Inc.‡ 8.070%, 04/13/28 1 mo. LIBOR + 3.50%	93,684

		619,466

	Financials (0.9%)

99,748	AssuredPartners, Inc.! 0.000%, 02/12/27	98,798
100,000	Hub International, Ltd.‡ 8.220%, 11/10/29 3 mo. SOFR + 4.00%	100,078
128,700	VFH Parent, LLC‡ 7.612%, 01/13/29 1 mo. SOFR + 3.00%	128,298

		327,174

	Health Care (1.9%)

84,740	Amneal Pharmaceuticals, LLC‡ 8.125%, 05/04/25 1 mo. LIBOR + 3.50%	80,097
82,385	Amneal Pharmaceuticals, LLC‡ 8.250%, 05/04/25 3 mo. LIBOR + 3.50%	77,872
24,375	Bausch Health Companies, Inc.‡ 9.828%, 02/01/27 1 mo. SOFR + 5.25%	18,864
64,033	Icon Luxembourg Sarl‡ 7.000%, 07/03/28 3 mo. LIBOR + 2.25%	64,113
131,039	Mallinckrodt International Finance, SA‡ 9.986%, 09/30/27 3 mo. LIBOR + 5.25%	100,908
108,235	Padagis, LLC‡ 9.538%, 07/06/28 3 mo. LIBOR + 4.75%	101,020
15,954	PRA Health Sciences, Inc.‡ 7.000%, 07/03/28 3 mo. LIBOR + 2.25%	15,974
282,877	Team Health Holdings, Inc.‡ 9.811%, 03/02/27 1 mo. SOFR + 5.25%	235,848

		694,696

	Industrials (1.6%)

37,000	ACProducts, Inc.‡ 8.980%, 05/17/28 6 mo. LIBOR + 4.25%	30,115
12,250	ACProducts, Inc.‡ 8.980%, 05/17/28 3 mo. LIBOR + 4.25%	9,970

PRINCIPAL AMOUNT		VALUE
59,700	Air Canada‡ 8.130%, 08/11/28 3 mo. LIBOR + 3.50%	$59,860
95,000	American Airlines, Inc.‡ 9.558%, 04/20/28 3 mo. LIBOR + 4.75%	97,701
99,750	ChampionX Corp.‡ 7.747%, 06/07/29 1 mo. SOFR + 3.25%	99,922
89,886	Dun & Bradstreet Corp.‡ 7.767%, 02/06/26 1 mo. LIBOR + 3.25%	89,846
106,730	Granite Holdings US Acquisition Company‡ 8.750%, 09/30/26 3 mo. LIBOR + 4.73%	106,797
99,500	Scientific Games International, Inc.‡ 7.578%, 04/14/29 1 mo. SOFR + 3.00%	99,535

		593,746

	Information Technology (0.8%)

93,835	Banff Merger Sub, Inc.‡ 8.320%, 10/02/25 1 mo. LIBOR + 3.75%	92,328
86,265	Camelot U.S. Acquisition 1 Company‡ 7.517%, 10/30/26 1 mo. LIBOR + 3.00%	86,254
25,000	CDK Global, Inc.‡ 9.080%, 07/06/29 3 mo. SOFR + 4.50%	24,981
97,964	II-VI, Inc.‡ 7.320%, 07/02/29 1 mo. LIBOR + 2.75%	97,933

		301,496

	Materials (0.8%)

100,000	American Axle and Manufacturing, Inc.‡ 8.033%, 12/13/29 1 mo. SOFR + 3.60%	100,167
117,800	Innophos, Inc.‡ 7.820%, 02/05/27 1 mo. LIBOR + 3.25%	117,726
49,625	LSF11 A5 HoldCo, LLC‡ 8.176%, 10/15/28 1 mo. SOFR + 3.5%	48,240
27,500	LSF11 A5 HoldCo, LLC! 0.000%, 10/15/28	26,881

		293,014

	Special Purpose Acquisition Companies (0.9%)

85,000	AP Core Holdings II, LLC‡ 10.070%, 09/01/27 1 mo. LIBOR + 5.50%	82,238
44,775	Clydesdale Acquisition Holdings, Inc.‡ 8.836%, 04/13/29 1 mo. SOFR + 4.18%	44,060
24,813	Fertitta Entertainment, LLC‡ 8.561%, 01/27/29 1 mo. SOFR + 4.00%	24,566

See accompanying Notes to Schedule of Investments

8

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
99,750	Oscar AcquisitionCo, LLC‡ 9.180%, 04/29/29 3 mo. SOFR + 4.50%	$96,868
99,750	Patagonia Holdco, LLC‡ 9.960%, 08/01/29 3 mo. SOFR + 5.75%	84,289

		332,021

	TOTAL BANK LOANS (Cost $4,018,634)	3,825,310

NUMBER OF SHARES		VALUE

COMMON STOCKS (1.1%)

	Communication Services (0.1%)

2,040	Altice USA, Inc. - Class A#	9,996
1,273	Cumulus Media, Inc. - Class A#	8,529

		18,525

	Energy (0.9%)

1,068	Chaparral Energy, Inc. - Class A&#	45,390
291	Chesapeake Energy Corp.^	25,236
6,600	Energy Transfer, LP	87,648
3,970	Enterprise Products Partners, LP	101,632
660	EP Energy Corp.&#	5,197
1,285	Magellan Midstream Partners, LP	68,619
965	Williams Companies, Inc.	31,112

		364,834

	Health Care (0.0%)

701	Mallinckrodt, PLC#	5,257

	Special Purpose Acquisition Company (0.1%)

1,132	Intelsat Emergence, SA&#	26,319

	TOTAL COMMON STOCKS (Cost $646,829)	414,935

WARRANTS (0.0%) #

	Energy (0.0%)

4,950	Mcdermott International, Ltd.& Strike $15.98	1
4,455	Mcdermott International, Ltd. Strike $12.33	—

	TOTAL WARRANTS (Cost $1,910)	1

CONVERTIBLE PREFERRED STOCK (0.0%)

	Energy (0.0%)

2	Gulfport Energy Corp. 10.000%, 03/03/23 (Cost $1,298)	11,700

PREFERRED STOCKS (1.0%)

	Consumer Discretionary (0.2%)

590	Guitar Center, Inc.&	73,455

NUMBER OF SHARES		VALUE

	Energy (0.6%)

3,755	NuStar Energy, LP‡ 10.379%, 03/02/23 3 mo. USD LIBOR + 5.64%	$87,266
1,697	NuStar Energy, LP^‡ 11.502%, 03/02/23 3 mo. USD LIBOR + 6.77%	42,459
4,185	NuStar Logistics, LP‡ 11.526%, 01/15/43 3 mo. USD LIBOR + 6.73%	104,918

		234,643

	Financials (0.2%)

2,372	B Riley Financial, Inc. 5.250%, 08/31/28	50,381

	TOTAL PREFERRED STOCKS (Cost $372,598)	358,479

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.9%)
2,180,008	State Street Navigator Securities Lending Government Money Market Portfolio, 4.290%† (Cost $2,180,008)
		2,180,008

TOTAL INVESTMENTS (103.6%) (Cost $42,378,544)		38,276,194

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.9%)		(2,180,008)

OTHER ASSETS, LESS LIABILITIES (2.3%)		833,524

NET ASSETS (100.0%)		$36,929,710

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2023.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

See accompanying Notes to Schedule of Investments

9

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2023.

See accompanying Notes to Schedule of Investments

10

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (61.8%)

	Airlines (1.2%)

446,897	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$445,158
270,219	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	263,418
1,054,029	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	1,028,996
270,101	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	275,508
910,008	British Airways Pass Through Trust Series 2013-1, Class A* 4.625%, 12/20/25	897,050
459,915	British Airways Pass Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	401,906
1,250,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	1,276,050

		4,588,086

	Communication Services (2.9%)

1,000,000	Ashtead Capital, Inc.* 4.375%, 08/15/27	959,490
1,000,000	AT&T, Inc. 1.700%, 03/25/26	917,440
1,000,000	Bell Canada 0.750%, 03/17/24	954,010
373,000	Cincinnati Bell, Inc. 7.250%, 06/15/23	370,169
750,000	Cogent Communications Group, Inc.* 3.500%, 05/01/26	695,422
1,000,000	Comcast Corp.^ 5.250%, 11/07/25	1,021,960
500,000	Magallanes, Inc.* 3.788%, 03/15/25	483,125
822,000	Netflix, Inc.* 3.625%, 06/15/25	797,480
500,000	NTT Finance Corp.* 0.583%, 03/01/24	477,060
400,000	Qwest Corp. 7.250%, 09/15/25	400,688
1,000,000	Rogers Communications, Inc. 3.625%, 12/15/25	966,280
500,000	Sirius XM Radio, Inc.* 3.125%, 09/01/26	451,315
1,000,000	Sprint, LLC 7.875%, 09/15/23	1,015,110
1,000,000	Verizon Communications, Inc. 0.850%, 11/20/25	905,190
250,000	Warnermedia Holdings, Inc.* 3.428%, 03/15/24	244,800

		10,659,539

	Consumer Discretionary (5.5%)

1,157,000	Abercrombie & Fitch Management Company*^ 8.750%, 07/15/25	1,170,028

PRINCIPAL AMOUNT		VALUE
1,000,000	American Honda Finance Corp. 4.750%, 01/12/26	$1,008,580
1,000,000	Aptiv, PLC 2.396%, 02/18/25	954,250
500,000	AutoZone, Inc. 4.500%, 02/01/28	498,885
500,000	BMW US Capital, LLC* 3.900%, 04/09/25	492,610
	BorgWarner, Inc.
1,066,000	5.000%, 10/01/25*	1,059,988
312,000	3.375%, 03/15/25^	302,016
750,000	Brunswick Corp. 0.850%, 08/18/24	700,342
500,000	Caesars Entertainment, Inc.* 6.250%, 07/01/25	498,460
1,000,000	Dollar General Corp. 4.250%, 09/20/24	991,970
1,000,000	DR Horton, Inc.^ 5.750%, 08/15/23	1,002,810
	Ford Motor Credit Company, LLC
1,000,000	6.950%, 03/06/26	1,023,630
500,000	2.300%, 02/10/25	465,570
1,000,000	General Motors Financial Company, Inc. 1.200%, 10/15/24	935,230
	goeasy, Ltd.*
750,000	5.375%, 12/01/24^	719,707
200,000	4.375%, 05/01/26	179,666
500,000	Goodyear Tire & Rubber Company 9.500%, 05/31/25	518,455
1,251,000	Hasbro, Inc. 3.000%, 11/19/24	1,210,355
500,000	Kia Corp.*^ 2.375%, 02/14/25	470,210
750,000	L Brands, Inc.*^ 9.375%, 07/01/25	804,165
250,000	Lennar Corp. 4.500%, 04/30/24	248,868
1,000,000	Lowe’s Companies, Inc. 4.400%, 09/08/25	996,100
	Mattel, Inc.*
750,000	3.375%, 04/01/26	702,030
500,000	5.875%, 12/15/27	501,060
250,000	MGM Resorts International 6.000%, 03/15/23	250,343
	Newell Brands, Inc.
500,000	6.375%, 09/15/27	503,310
300,000	4.000%, 12/01/24	292,119
500,000	Nordstrom, Inc. 2.300%, 04/08/24	474,880
500,000	Toll Brothers Finance Corp. 4.375%, 04/15/23	498,885
1,000,000	VF Corp. 2.400%, 04/23/25	948,850

		20,423,372

	Consumer Staples (1.6%)

200,000	Conagra Brands, Inc. 0.500%, 08/11/23	195,308
500,000	Darling Ingredients, Inc.* 5.250%, 04/15/27	488,290
1,000,000	General Mills, Inc. 5.241%, 11/18/25	1,005,170

See accompanying Notes to Schedule of Investments

1

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
750,000	Keurig Dr Pepper, Inc. 0.750%, 03/15/24	$716,587
	McCormick & Company, Inc./MD
500,000	3.500%, 09/01/23	495,445
300,000	0.900%, 02/15/26	267,996
500,000	Mondelez International, Inc. 2.125%, 03/17/24	485,705
905,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	898,602
1,500,000	Walgreens Boots Alliance, Inc. 0.950%, 11/17/23	1,454,565

		6,007,668

	Energy (2.4%)
500,000	Atlantic City Electric 3.375%, 09/01/24	487,520
750,000	Continental Resources, Inc. 4.500%, 04/15/23	748,298
	Enbridge, Inc.
500,000	2.500%, 02/14/25	476,570
375,000	2.150%, 02/16/24	364,121
1,000,000	Enterprise Products Operating LLC^ 5.050%, 01/10/26	1,014,940
500,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	501,890
	EQT Corp.
1,000,000	3.125%, 05/15/26*	936,690
500,000	6.125%, 02/01/25	506,130
1,000,000	Eversource Energy 4.200%, 06/27/24	990,170
1,000,000	Kinder Morgan Energy Partners, LP 3.500%, 09/01/23	992,390
1,250,000	ONEOK, Inc. 2.750%, 09/01/24	1,206,187
500,000	Parkland Corp.* 5.875%, 07/15/27	480,730

		8,705,636

	Financials (24.3%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
500,000	2.875%, 08/14/24^	478,215
500,000	1.750%, 10/29/24	466,805
500,000	1.650%, 10/29/24	468,360
1,000,000	African Development Bank 3.375%, 07/07/25	983,750
	Ally Financial, Inc.
250,000	3.050%, 06/05/23	248,445
250,000	1.450%, 10/02/23	244,118
	American Express Company
500,000	3.400%, 02/22/24	492,440
500,000	2.250%, 03/04/25	476,030
680,000	Ares Capital Corp.^ 3.500%, 02/10/23	679,701
2,000,000	Asian Development Bank^ 0.375%, 06/11/24	1,890,860
1,000,000	Asian Infrastructure Investment Bank 4.000%, 01/18/28	1,002,350
	Aviation Capital Group, LLC*
750,000	1.950%, 09/20/26	652,867
250,000	3.875%, 05/01/23	248,595
	Avolon Holdings Funding, Ltd.*
500,000	3.950%, 07/01/24	485,250

PRINCIPAL AMOUNT		VALUE
250,000	5.500%, 01/15/26	$245,058
	Bank of America Corp.‡
500,000	2.456%, 10/22/25 3 mo. USD LIBOR + 0.87%	478,420
500,000	1.530%, 12/06/25 SOFR + 0.65%	467,490
250,000	1.658%, 03/11/27 SOFR + 0.91%	225,820
250,000	0.981%, 09/25/25 SOFR + 0.91%	233,375
2,000,000	Bank of Montreal 5.203%, 02/01/28	2,040,900
	Bank of Nova Scotia
1,000,000	1.450%, 01/10/25	938,320
200,000	0.650%, 07/31/24	187,886
1,000,000	Bank of NY Mellon Corp.‡ 4.414%, 07/24/26 SOFR + 1.35%	993,550
	Barclays, PLC‡
500,000	5.304%, 08/09/26 1 year CMT + 2.30%	502,520
500,000	1.007%, 12/10/24 1 year CMT + 0.80%	481,245
500,000	Blackstone Private Credit Fund 2.350%, 11/22/24	468,605
1,000,000	Brookfield Finance, Inc. 4.000%, 04/01/24	989,060
	Capital One Financial Corp.
500,000	4.985%, 07/24/26‡ SOFR + 2.16%	496,880
500,000	2.636%, 03/03/26‡ SOFR + 1.29%	473,495
500,000	2.600%, 05/11/23	497,160
500,000	Caterpillar Financial Services Corp. 3.650%, 08/12/25	490,465
250,000	Charles Schwab Corp. 0.900%, 03/11/26	224,050
1,000,000	Chubb INA Holdings, Inc. 3.350%, 05/15/24	984,190
	Citigroup, Inc.‡
1,000,000	0.981%, 05/01/25 SOFR + 0.67%	947,190
500,000	2.014%, 01/25/26 SOFR + 0.69%	470,465
	Citizens Bank NA‡
1,000,000	4.119%, 05/23/25 SOFR + 1.40%	986,250
500,000	6.064%, 10/24/25 SOFR + 1.45%	508,725
1,000,000	CNO Global Funding* 1.650%, 01/06/25	933,850
	Cooperatieve Rabobank UA
1,000,000	1.375%, 01/10/25	941,200
250,000	3.875%, 08/22/24	247,085
475,000	Credit Acceptance Corp.* 5.125%, 12/31/24	447,094
	Credit Suisse AG/New York NY
500,000	3.700%, 02/21/25	471,530
500,000	1.000%, 05/05/23	492,175
250,000	0.495%, 02/02/24	235,210
500,000	Credit Suisse Group, AG*‡ 6.373%, 07/15/26 SOFR + 3.34%	485,650
1,500,000	Danske Bank, A/S*‡ 0.976%, 09/10/25 1 year CMT + 0.55%	1,387,125

See accompanying Notes to Schedule of Investments

2

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,250,000	Discover Bank 2.450%, 09/12/24	$1,197,212
1,000,000	DNB Bank, ASA*‡ 0.856%, 09/30/25 1 year CMT + 0.33%	929,880
957,000	Enact Holdings, Inc.* 6.500%, 08/15/25	944,138
	European Bank for Reconstruction & Development
1,250,000	0.500%, 11/25/25^	1,134,450
1,000,000	0.500%, 05/19/25	919,650
	European Investment Bank
1,000,000	0.375%, 07/24/24	942,450
1,000,000	0.250%, 09/15/23	972,360
	Fifth Third Bancorp^
500,000	4.300%, 01/16/24	497,375
500,000	1.707%, 11/01/27‡ SOFR + 0.69%	451,835
500,000	FNB Corp./PA 2.200%, 02/24/23	498,190
	Goldman Sachs Group, Inc.
750,000	0.855%, 02/12/26‡ SOFR + 0.61%	687,442
500,000	1.757%, 01/24/25‡ SOFR + 0.73%	481,370
500,000	1.217%, 12/06/23	484,605
	HSBC Holdings, PLC‡
750,000	0.732%, 08/17/24^ SOFR + 0.53%	730,432
500,000	1.162%, 11/22/24 SOFR + 0.58%	482,465
450,000	2.999%, 03/10/26 SOFR + 1.43%	429,178
1,000,000	Huntington National Bank‡ 5.699%, 11/18/25 SOFR + 1.22%	1,010,630
250,000	Hyundai Capital America* 2.375%, 02/10/23	249,865
1,000,000	Inter-American Development Bank^ 1.750%, 03/14/25	950,360
500,000	Intercontinental Exchange, Inc. 3.650%, 05/23/25	493,290
1,000,000	International Bank for Reconstruction & Development 1.625%, 01/15/25	951,170
500,000	International Finance Corp. 3.625%, 09/15/25	495,180
	JPMorgan Chase & Company‡
500,000	2.595%, 02/24/26 SOFR + 0.92%	476,670
500,000	0.824%, 06/01/25 SOFR + 0.54%	470,705
250,000	1.578%, 04/22/27 SOFR + 0.89%	224,778
250,000	0.768%, 08/09/25 SOFR + 0.49%	233,320
	KeyBank NA
500,000	4.150%, 08/08/25	494,395
250,000	4.664%, 01/03/24‡ SOFR + 0.34%	250,073
500,000	KeyCorp‡ 3.878%, 05/23/25 SOFR + 1.25%	491,655
1,000,000	KfW 1.250%, 01/31/25	942,660

PRINCIPAL AMOUNT		VALUE
	Kreditanstalt fuer Wiederaufbau
1,000,000	3.375%, 08/23/24	$983,070
300,000	1.000%, 10/01/26^	271,083
1,000,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	963,510
1,000,000	Level 3 Financing, Inc.* 3.400%, 03/01/27	867,190
	Lloyds Banking Group, PLC‡
750,000	0.695%, 05/11/24 1 year CMT + 0.55%	739,350
500,000	3.511%, 03/18/26 1 year CMT + 1.60%	482,180
750,000	LSEGA Financing, PLC* 0.650%, 04/06/24	711,165
	Macquarie Group, Ltd.*‡
650,000	4.150%, 03/27/24 3 mo. USD LIBOR + 1.33%	648,791
500,000	1.201%, 10/14/25 SOFR + 0.69%	462,975
250,000	Manufacturers & Traders Trust Co. 4.650%, 01/27/26	249,683
1,000,000	Markel Corp. 3.625%, 03/30/23	998,070
	Metropolitan Life Global Funding I*
1,000,000	2.800%, 03/21/25	962,060
500,000	5.000%, 01/06/26^	507,310
335,000	0.700%, 09/27/24^	312,709
	Mitsubishi UFJ Financial Group, Inc.‡
500,000	5.063%, 09/12/25 1 year CMT + 1.55%	499,530
500,000	4.788%, 07/18/25 1 year CMT + 1.70%	497,135
520,000	Mondelez International Holdings Netherlands, BV* 0.750%, 09/24/24	486,101
	Morgan Stanley‡
750,000	0.790%, 05/30/25 SOFR + 0.53%	705,000
750,000	0.731%, 04/05/24 SOFR + 0.62%	743,482
	National Bank of Canada
500,000	3.750%, 06/09/25‡ SOFR + 1.01%	491,515
250,000	2.100%, 02/01/23	250,000
500,000	NatWest Group, PLC‡ 2.359%, 05/22/24 1 year CMT + 2.15%	494,700
500,000	NatWest Markets, PLC* 1.600%, 09/29/26	443,200
	Nordea Bank Abp*
500,000	4.750%, 09/22/25	500,260
500,000	1.500%, 09/30/26	442,250
	Nordic Investment Bank
1,000,000	2.625%, 04/04/25	967,690
1,000,000	0.375%, 09/11/25	909,500
	Oesterreichische Kontrollbank, AG
1,000,000	3.625%, 09/09/27^	992,090
1,000,000	1.500%, 02/12/25	945,520
500,000	OneMain Finance Corp. 6.125%, 03/15/24	496,490

See accompanying Notes to Schedule of Investments

3

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
500,000	Pacific Life Global Funding II* 0.500%, 09/23/23	$485,865
	PNC Financial Services Group, Inc.
750,000	5.671%, 10/28/25‡ SOFR + 1.09%	759,555
250,000	2.200%, 11/01/24	240,833
	Pricoa Global Funding I*
935,000	4.200%, 08/28/25	922,985
500,000	1.200%, 09/01/26	446,910
1,000,000	Radian Group, Inc. 4.500%, 10/01/24	974,350
1,000,000	Reinsurance Group of America, Inc. 4.700%, 09/15/23	998,520
1,000,000	Reliance Standard Life Global Funding II* 3.850%, 09/19/23	990,380
500,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 2.875%, 10/15/26	446,500
750,000	Royal Bank Of Canada 6.000%, 11/01/27	791,895
250,000	Royal Bank of Canada 0.875%, 01/20/26	224,920
	SBA Tower Trust*
500,000	1.631%, 05/15/51	437,249
250,000	1.840%, 04/15/27	217,028
200,000	1.884%, 07/15/50	179,973
190,000	2.836%, 01/15/50	179,751
	Skandinaviska Enskilda Banken, AB*
500,000	0.650%, 09/09/24^	469,015
300,000	1.200%, 09/09/26	264,942
500,000	SLM Corp. 3.125%, 11/02/26	442,125
	Starwood Property Trust, Inc.*
500,000	5.500%, 11/01/23	498,325
500,000	3.750%, 12/31/24	475,590
	State Street Corp.‡
500,000	5.751%, 11/04/26 SOFR + 1.35%	513,930
500,000	2.354%, 11/01/25 SOFR + 0.94%	480,450
500,000	StoneX Group, Inc.* 8.625%, 06/15/25	507,090
1,500,000	SVB Financial Group^ 3.500%, 01/29/25	1,460,205
1,000,000	Svenska Handelsbanken, AB* 3.650%, 06/10/25	975,090
	Toronto-Dominion Bank
500,000	3.766%, 06/06/25	489,720
500,000	1.450%, 01/10/25	471,125
250,000	1.200%, 06/03/26	223,310
250,000	0.750%, 09/11/25^	226,698
250,000	0.750%, 01/06/26	223,965
1,000,000	Toyota Motor Credit Corp. 4.625%, 01/12/28	1,010,500
	Truist Financial Corp.
1,000,000	5.900%, 10/28/26‡ SOFR + 1.63%	1,034,600
250,000	2.200%, 03/16/23	249,293
	UBS AG/London*
1,000,000	1.375%, 01/13/25	936,170
500,000	0.450%, 02/09/24	477,660

PRINCIPAL AMOUNT		VALUE
500,000	UBS Group, AG*^‡ 4.490%, 08/05/25 1 year CMT + 1.60%	$495,620
500,000	USAA Capital Corp.* 1.500%, 05/01/23	496,575
1,000,000	Ventas Realty, LP 3.500%, 02/01/25	970,250
750,000	VICI Properties, LP / VICI Note Company, Inc.* 3.500%, 02/15/25	714,090

		89,734,268

	Health Care (4.8%)
250,000	AstraZeneca, PLC 0.700%, 04/08/26	223,198
	Baxter International, Inc.
1,000,000	1.322%, 11/29/24	939,970
500,000	0.868%, 12/01/23	483,280
1,000,000	Bristol-Myers Squibb Company 2.900%, 07/26/24	976,770
250,000	Cigna Corp. 0.613%, 03/15/24	238,548
750,000	Elanco Animal Health, Inc. 5.772%, 08/28/23	750,007
	Elevance Health, Inc.
750,000	2.375%, 01/15/25	717,015
500,000	4.900%, 02/08/26	500,395
1,000,000	GE Healthcare Holding, LLC* 5.600%, 11/15/25	1,016,910
1,000,000	Gilead Sciences, Inc. 3.500%, 02/01/25	978,850
250,000	GlaxoSmithKline Capital, PLC 0.534%, 10/01/23	242,992
	GSK Consumer Healthcare Capital U.S., LLC
1,000,000	3.024%, 03/24/24	977,730
250,000	3.125%, 03/24/25	240,638
1,000,000	Health Care Service Corp. A Mutual Legal Reserve Company* 1.500%, 06/01/25	926,530
750,000	Humana, Inc. 0.650%, 08/03/23	733,507
	Illumina, Inc.
1,000,000	5.800%, 12/12/25	1,020,870
400,000	0.550%, 03/23/23	397,484
	Laboratory Corp. of America Holdings
500,000	3.600%, 02/01/25	487,490
500,000	2.300%, 12/01/24	476,865
1,000,000	McKesson Corp. 0.900%, 12/03/25	900,100
500,000	PerkinElmer, Inc. 0.850%, 09/15/24	467,945
750,000	Quest Diagnostics, Inc. 3.500%, 03/30/25	730,140
500,000	Tenet Healthcare Corp.^ 4.625%, 09/01/24	493,520
750,000	Thermo Fisher Scientific, Inc. 1.215%, 10/18/24	708,735
	UnitedHealth Group, Inc.
500,000	5.250%, 02/15/28	521,265
500,000	5.150%, 10/15/25	510,110
1,000,000	Zoetis, Inc. 5.400%, 11/14/25	1,023,660

		17,684,524

See accompanying Notes to Schedule of Investments

4

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (6.2%)
500,000	Air Lease Corp. 0.800%, 08/18/24	$466,875
750,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 3.500%, 02/15/23	749,565
500,000	Allegiant Travel Company* 7.250%, 08/15/27	490,835
	Ball Corp.
410,000	6.875%, 03/15/28	423,555
250,000	4.000%, 11/15/23	247,080
750,000	Beacon Roofing Supply, Inc.*^ 4.500%, 11/15/26	715,515
1,000,000	Canadian Pacific Railway Company 1.350%, 12/02/24	939,620
1,000,000	Cascades, Inc. / Cascades USA, Inc.* 5.125%, 01/15/26	936,340
500,000	Daimler Trucks Finance North America, LLC* 1.125%, 12/14/23	483,290
1,000,000	Delta Air Lines, Inc. 3.800%, 04/19/23	997,970
916,661	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.500%, 10/20/25	906,138
500,000	GATX Corp. 4.350%, 02/15/24	496,435
	Graphic Packaging International, LLC*
500,000	1.512%, 04/15/26	444,670
500,000	0.821%, 04/15/24	474,075
500,000	GXO Logistics, Inc. 1.650%, 07/15/26	436,455
750,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	717,668
500,000	Infor, Inc.* 1.450%, 07/15/23	488,905
1,000,000	John Deere Capital Corp. 2.125%, 03/07/25	953,120
1,000,000	L3Harris Technologies, Inc. 3.850%, 06/15/23	995,400
	Leidos, Inc.
500,000	3.625%, 05/15/25	486,315
500,000	2.950%, 05/15/23	496,970
500,000	Owens Corning 4.200%, 12/01/24	492,570
1,000,000	Parker-Hannifin Corp. 2.700%, 06/14/24	970,380
1,000,000	Penske Truck Leasing Company, LP / PTL Finance Corp.* 4.200%, 04/01/27	961,630
500,000	Roper Technologies, Inc. 1.000%, 09/15/25	456,340
700,000	Ryder System, Inc. 3.875%, 12/01/23	692,664
389,000	Sealed Air Corp.* 6.125%, 02/01/28	392,773
250,000	Siemens Financieringsmaatschappij, NV*^ 0.400%, 03/11/23	248,910

PRINCIPAL AMOUNT		VALUE
	SMBC Aviation Capital Finance DAC*
1,000,000	4.125%, 07/15/23	$995,250
500,000	1.900%, 10/15/26	434,345
49,000	TransDigm, Inc.* 6.250%, 03/15/26	49,032
500,000	Tyco Electronics Group SA 4.500%, 02/13/26	500,675
1,000,000	Verisk Analytics, Inc. 4.000%, 06/15/25	979,580
1,000,000	Waste Management, Inc. 3.500%, 05/15/24	984,060
750,000	WESCO Distribution, Inc.* 7.125%, 06/15/25	762,457
723,000	Williams Scotsman International, Inc.* 6.125%, 06/15/25	726,593

		22,994,055

	Information Technology (4.9%)
1,000,000	Autodesk, Inc.^ 4.375%, 06/15/25	995,590
715,000	Broadridge Financial Solutions, Inc. 3.400%, 06/27/26	683,962
	CDW, LLC / CDW Finance Corp.
500,000	5.500%, 12/01/24	499,910
300,000	4.125%, 05/01/25	290,733
500,000	CGI, Inc. 1.450%, 09/14/26	448,620
	Fidelity National Information Services, Inc.
500,000	4.500%, 07/15/25	496,190
500,000	0.600%, 03/01/24	477,055
500,000	Fortinet, Inc. 4.500%, 02/06/26	500,575
	Hewlett Packard Enterprise Company
750,000	1.450%, 04/01/24	721,650
300,000	2.250%, 04/01/23	298,662
500,000	HP, Inc. 1.450%, 06/17/26	446,445
1,000,000	Intel Corp. 2.875%, 05/11/24	978,960
500,000	International Business Machines Corp. 1.000%, 03/15/26	445,390
500,000	Intuit, Inc. 0.650%, 07/15/23	490,375
500,000	KLA Corp. 4.650%, 11/01/24	498,100
1,000,000	Mercedes-Benz Finance North America, LLC* 5.375%, 11/26/25	1,017,130
1,000,000	Microsoft Corp. 3.125%, 11/03/25	974,360
1,000,000	NetApp, Inc. 1.875%, 06/22/25	930,930
1,000,000	NVIDIA Corp. 0.584%, 06/14/24	948,040
500,000	Open Text Corp.* 6.900%, 12/01/27	512,800
1,000,000	Oracle Corp. 2.400%, 09/15/23	983,850
1,000,000	PayPal Holdings, Inc. 2.650%, 10/01/26	944,170

See accompanying Notes to Schedule of Investments

5

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
750,000	PTC, Inc.* 3.625%, 02/15/25	$720,570
350,000	Seagate HDD Cayman 4.750%, 06/01/23	349,524
	Take-Two Interactive Software, Inc.
500,000	3.550%, 04/14/25	485,185
500,000	3.300%, 03/28/24	490,150
	Texas Instruments, Inc.
500,000	4.600%, 02/15/28	510,400
250,000	1.125%, 09/15/26	224,608
750,000	VMware, Inc. - Class A 1.000%, 08/15/24	704,677

		18,068,611

	Materials (1.9%)
250,000	Avery Dennison Corp. 0.850%, 08/15/24	235,673
1,000,000	Celanese US Holdings, LLC 5.900%, 07/05/24	1,006,080
350,000	Clearwater Paper Corp.* 5.375%, 02/01/25	343,297
1,000,000	Genuine Parts Company 1.750%, 02/01/25	940,970
1,000,000	Linde, Inc. 4.700%, 12/05/25	1,013,820
500,000	Martin Marietta Materials, Inc. 0.650%, 07/15/23	489,800
1,000,000	OCI, NV* 4.625%, 10/15/25	981,960
227,000	Owens-Brockway Glass Container, Inc.* 5.875%, 08/15/23	227,515
	Sherwin Williams Company
500,000	4.050%, 08/08/24	494,615
200,000	4.250%, 08/08/25	197,762
1,000,000	Sonoco Products Company 1.800%, 02/01/25	940,560

		6,872,052

	Other (0.7%)
1,000,000	Diageo Capital, PLC 5.200%, 10/24/25	1,022,210
1,000,000	Federation des Caisses Desjardins du Quebec* 4.400%, 08/23/25	987,310
500,000	Gen Digital, Inc.* 6.750%, 09/30/27	507,705

		2,517,225

	Real Estate (2.3%)
250,000	American Tower Corp.^ 0.600%, 01/15/24	239,830
1,000,000	Boston Properties, LP 6.750%, 12/01/27	1,060,340
1,000,000	Brixmor Operating Partnership, LP 4.125%, 06/15/26	961,480
500,000	EPR Properties^ 4.500%, 04/01/25	484,755
	Equinix, Inc.
500,000	1.000%, 09/15/25	452,115
250,000	1.250%, 07/15/25^	229,328
500,000	Federal Realty Investment Trust^ 1.250%, 02/15/26	447,960
750,000	Forestar Group, Inc.* 3.850%, 05/15/26	673,012

PRINCIPAL AMOUNT		VALUE
1,000,000	Healthpeak Properties, Inc.^ 3.400%, 02/01/25	$969,490
	Realty Income Corp.
1,000,000	5.050%, 01/13/26	1,002,680
500,000	4.625%, 11/01/25	499,325
	Simon Property Group, LP
500,000	1.375%, 01/15/27^	446,145
250,000	2.000%, 09/13/24	239,660
500,000	Welltower OP, LLC 3.625%, 03/15/24	492,140
250,000	Welltower, Inc. 4.000%, 06/01/25	244,807

		8,443,067

	Special Purpose Acquisition Companies (0.6%)
1,000,000	New York Life Global Funding* 3.600%, 08/05/25	975,350
1,000,000	Novartis Capital Corp. 3.400%, 05/06/24	986,150
400,000	Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	394,100

		2,355,600

	Utilities (2.5%)
250,000	AES Corp. 1.375%, 01/15/26	225,653
500,000	Alexander Funding Trust* 1.841%, 11/15/23	482,310
500,000	American Electric Power Company, Inc.^ 0.750%, 11/01/23	485,275
1,000,000	CMS Energy Corp. 3.600%, 11/15/25	963,740
250,000	Consolidated Edison, Inc. 0.650%, 12/01/23	241,460
300,000	DPL, Inc. 4.125%, 07/01/25	287,553
750,000	Enel Finance International, NV* 2.650%, 09/10/24	721,237
250,000	Entergy Arkansas, LLC 3.500%, 04/01/26	243,940
300,000	Entergy Corp. 0.900%, 09/15/25	270,438
500,000	Entergy Texas, Inc. 1.500%, 09/01/26	442,350
1,000,000	National Rural Utilities Cooperative Finance Corp. 5.450%, 10/30/25	1,021,970
167,000	NextEra Energy Capital Holdings, Inc. 0.650%, 03/01/23	166,442
25,000	PPL Capital Funding, Inc.‡ 7.395%, 03/30/67 3 mo. USD LIBOR + 2.67%	22,012
250,000	Public Service Electric and Gas Company^ 0.950%, 03/15/26	225,870
1,000,000	Public Service Enterprise Group, Inc. 0.841%, 11/08/23	969,660
200,000	Sempra Energy 3.300%, 04/01/25	193,780
1,000,000	Southern California Gas Company 3.150%, 09/15/24	975,470

See accompanying Notes to Schedule of Investments

6

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
250,000	Southern Power Company 0.900%, 01/15/26	$225,365
	WEC Energy Group, Inc.
500,000	5.000%, 09/27/25	503,620
500,000	0.800%, 03/15/24	477,595

		9,145,740

	TOTAL CORPORATE BONDS (Cost $235,977,110)	228,199,443

U.S. GOVERNMENT AND AGENCY SECURITIES (5.3%)
1,000,000	Federal Home Loan Mortgage Corp. 4.000%, 11/25/24	987,900
	U.S. Treasury Note
5,500,000	3.125%, 08/15/25	5,387,207
5,000,000	3.500%, 09/15/25	4,945,117
4,000,000	3.000%, 07/15/25	3,906,563
4,000,000	1.125%, 10/31/26	3,636,875
1,000,000	0.625%, 10/15/24	939,648

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $20,338,481)	19,803,310

SOVEREIGN BONDS (0.8%)
1,000,000	Export Development Canada 3.375%, 08/26/25	983,800
500,000	Kommunalbanken AS* 0.500%, 01/13/26	450,205
1,500,000	Svensk Exportkredit AB^ 3.625%, 09/03/24	1,476,735

	TOTAL SOVEREIGN BONDS (Cost $2,995,570)	2,910,740

BANK LOANS (9.3%) ¡

	Airlines (0.5%)
470,000	American Airlines, Inc.‡ 9.558%, 04/20/28 3 mo. LIBOR + 4.75%	483,364
1,159,579	Mileage Plus Holdings, LLC‡ 9.996%, 06/21/27 3 mo. LIBOR + 5.25%	1,210,966

		1,694,330

	Communication Services (1.5%)
1,976,603	Charter Communications Operating, LLC‡ 6.320%, 04/30/25 1 mo. LIBOR + 1.75%	1,975,872
680,946	DIRECTV Financing, LLC‡ 9.570%, 08/02/27 1 mo. LIBOR + 5.00%	671,195
1,176,091	Go Daddy Operating Company, LLC‡ 7.811%, 11/09/29 1 mo. SOFR + 3.25%	1,181,977
590,437	Nexstar Broadcasting, Inc.‡ 7.070%, 09/18/26 1 mo. LIBOR + 2.50%	591,420

PRINCIPAL AMOUNT		VALUE
932,411	SBA Senior Finance II, LLC‡ 6.320%, 04/11/25 1 mo. LIBOR + 1.75%	$932,145

		5,352,609

	Consumer Discretionary (0.9%)
992,500	Avis Budget Car Rental, LLC‡ 8.161%, 03/16/29 1 mo. SOFR + 3.50%	993,329
983,734	Murphy USA, Inc.‡ 6.120%, 01/31/28 1 mo. LIBOR + 1.75%	990,193
493,734	PetSmart, Inc.‡ 8.411%, 02/11/28 1 mo. SOFR + 3.75%	491,061
712,500	SkyMiles IP, Ltd.‡ 8.558%, 10/20/27 3 mo. LIBOR + 3.75%	738,064

		3,212,647

	Energy (0.1%)
550,077	DT Midstream, Inc.‡ 6.570%, 06/26/28 1 mo. LIBOR + 2.00%	552,024

	Financials (0.2%)
889,339	Jazz Financing Lux Sarl‡ 8.070%, 05/05/28 1 mo. LIBOR + 3.50%	889,477

	Health Care (1.5%)
359,635	Avantor Funding, Inc.‡ 6.820%, 11/08/27 1 mo. LIBOR + 2.25%	359,997
934,609	Catalent Pharma Solutions, Inc.‡ 6.563%, 02/22/28 1 mo. LIBOR + 2.00%	933,245
989,796	DaVita, Inc.‡ 6.320%, 08/12/26 1 mo. LIBOR + 1.75%	980,086
1,000,000	Elanco Animal Health, Inc.! 0.000%, 08/01/27	985,750
304,919	Icon Luxembourg Sarl‡ 7.000%, 07/03/28 3 mo. LIBOR + 2.25%	305,302
965,428	Organon & Company‡ 7.750%, 06/02/28 3 mo. LIBOR + 3.00%	965,727
995,000	Perrigo Investments, LLC‡ 7.161%, 04/20/29 1 mo. SOFR + 2.50%	998,731
75,971	PRA Health Sciences, Inc.‡ 7.000%, 07/03/28 3 mo. LIBOR + 2.25%	76,066

		5,604,904

	Industrials (2.6%)
1,183,234	AECOM Technology Corp.‡ 6.320%, 04/13/28 1 mo. LIBOR + 1.75%	1,184,589
497,500	Air Canada‡ 8.130%, 08/11/28 3 mo. LIBOR + 3.50%	498,831
895,430	APi Group DE, Inc.‡ 7.297%, 01/03/29 1 mo. LIBOR + 2.75%	896,554

See accompanying Notes to Schedule of Investments

7

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,478,200	Berry Global, Inc.‡ 6.152%, 07/01/26 1 mo. LIBOR + 1.75%	$1,477,195
983,734	Horizon Therapeutics USA, Inc.‡ 6.313%, 03/15/28 3 mo. LIBOR + 1.75%	985,426
989,950	JELD-WEN, Inc.‡ 6.820%, 07/28/28 1 mo. LIBOR + 2.25%	954,272
521,504	Spectrum Brands, Inc.‡ 6.740%, 03/03/28 3 mo. LIBOR + 2.00%	521,178
393,456	Spectrum Brands, Inc.‡ 6.570%, 03/03/28 1 mo. LIBOR + 2.00%	393,210
1,000,000	Summit Materials, LLC‡ 7.608%, 12/14/27 3 mo. SOFR + 3.00%	1,003,960
1,076,402	United Rentals, Inc.‡ 6.320%, 10/31/25 1 mo. LIBOR + 1.75%	1,079,362
750,000	XPO Logistics, Inc.‡ 6.134%, 02/24/25 1 mo. LIBOR + 1.75%	748,942

		9,743,519

	Information Technology (0.7%)
640,236	ON Semiconductor Corp.‡ 6.661%, 09/19/26 1 mo. LIBOR + 2.00%	641,663
876,811	TTM Technologies, Inc.‡ 6.869%, 09/28/24 1 mo. LIBOR + 2.50%	876,811
1,000,000	ZoomInfo, LLC‡ 7.661%, 02/02/26 1 mo. SOFR + 3.00%	1,004,790

		2,523,264

	Information Technology (0.3%)
1,224,554	II-VI, Inc.‡ 7.320%, 07/02/29 1 mo. LIBOR + 2.75%	1,224,168

	Materials (0.7%)
1,000,000	American Axle and Manufacturing, Inc.‡ 8.033%, 12/13/29 1 mo. SOFR + 3.60%	1,001,665
455,000	Axalta Coating Systems Dutch Holding B B.V‡ 7.506%, 12/20/29 3 mo. SOFR + 3.00%	457,559
1,000,000	H.B. Fuller Company‡ 6.486%, 10/20/24 1 mo. LIBOR + 2.00%	1,002,230

		2,461,454

	Other (0.3%)
997,500	ChampionX Corp.‡ 7.747%, 06/07/29 1 mo. SOFR + 3.25%	999,216

	TOTAL BANK LOANS (Cost $34,140,361)	34,257,612

PRINCIPAL AMOUNT		VALUE

ASSET BACKED SECURITIES (17.2%)

	Communication Services (0.9%)
1,000,000	T-Mobile US Trust Series 2022- 1A, Class A* 4.910%, 05/22/28	$1,004,193
1,000,000	Verizon Master Trust Series 2021- 2, Class B 1.280%, 04/20/28	936,351
1,000,000	Verizon Owner Trust Series 2020- A, Class B 1.980%, 07/22/24	990,706
237,844	Verizon Owner Trust Series 2020- B, Class A 0.470%, 02/20/25	234,546

		3,165,796

	Consumer Discretionary (0.9%)
1,500,000	Avis Budget Rental Car Funding AESOP, LLC Series 2019-2A, Class A* 3.350%, 09/22/25	1,454,974
2,000,000	BMW Vehicle Lease Trust 2022-1 Series 2022-1, Class A3 1.100%, 03/25/25	1,942,309

		3,397,283

	Financials (8.7%)
2,000,000	American Express Credit Account Master Trust Series 2021-1, Class A 0.900%, 11/15/26	1,873,839
500,000	American Tower Trust #1 Series 13, Class 2A* 3.070%, 03/15/48	497,888
2,000,000	Capital One Multi-Asset Execution Trust Series 2021-A3, Class A3 1.040%, 11/15/26	1,879,132
1,000,000	Capital One Prime Auto Receivables Trust Series 2022-1, Class A3 3.170%, 04/15/27	969,693
366,873	Commonbond Student Loan Trust Series 2017-B-GS, Class A1* 2.680%, 09/25/42	344,911
142,237	Commonbond Student Loan Trust Series 2018-C-GS, Class A1* 3.870%, 02/25/46	136,854
459,702	Commonbond Student Loan Trust Series 2019-A-GS, Class A1* 2.540%, 01/25/47	426,144
234,229	Commonbond Student Loan Trust Series 2021-A-GS, Class A* 1.200%, 03/25/52	201,781
736,276	Commonbond Student Loan Trust Series 2021-B-GS, Class A* 1.170%, 09/25/51	609,873
726,012	Credit Acceptance Auto Loan Trust Series 2020-3A, Class A* 1.240%, 10/15/29	711,909
1,140,000	Credit Acceptance Auto Loan Trust Series 2021-2A, Class A* 0.960%, 02/15/30	1,100,698
500,000	Credit Acceptance Auto Loan Trust Series 2021-4, Class A* 1.260%, 10/15/30	472,074

See accompanying Notes to Schedule of Investments

8

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
165,513	Dell Equipment Finance Trust Series 2020-2, Class A3* 0.570%, 10/23/23	$164,249
300,000	Dell Equipment Finance Trust Series 2021-1, Class B* 0.710%, 05/22/26	290,545
250,000	Dell Equipment Finance Trust Series 2022-2, Class B* 4.400%, 07/22/27	244,321
1,500,000	Discover Card Execution Note Trust Series 2022-A2, Class A 3.320%, 05/15/27	1,461,858
925,702	ELFI Graduate Loan Program, LLC Series 2021-A, Class A* 1.530%, 12/26/46	831,606
1,150,214	ELFI Graduate Loan Program, LLC Series 2022-A, Class A* 4.510%, 08/26/47	1,130,443
9,927	Enterprise Fleet Financing, LLC Series 2019-3, Class A2* 2.060%, 05/20/25	9,911
599,448	Enterprise Fleet Financing, LLC Series 2020-2, Class A2* 0.610%, 07/20/26	586,379
515,000	Enterprise Fleet Financing, LLC Series 2022-4, Class A2* 5.760%, 10/22/29	521,650
2,000,000	Ford Credit Auto Owner Trust Series 2019-1, Class A* 3.520%, 07/15/30	1,969,313
1,500,000	Hertz Vehicle Financing LLC Series 2021-1A, Class A* 1.210%, 12/26/25	1,394,947
212,883	Kubota Credit Owner Trust Series 2020-1A, Class A3* 1.960%, 03/15/24	211,825
1,831,536	MMAF Equipment Finance LLC Series 2017-B, Class A5* 2.720%, 06/15/40	1,782,883
1,611,075	Navient Private Education Refi Loan Trust Series 2020-BA, Class A2* 2.120%, 01/15/69	1,481,271
271,000	NextGear Floorplan Master Owner Trust Series 2021-1A, Class A* 0.850%, 07/15/26	254,036
780,000	OneMain Direct Auto Receivables Trust Series 2021-1A, Class A* 0.870%, 07/14/28	730,209
777,000	OneMain Direct Auto Receivables Trust Series 2021-1A, Class B* 1.260%, 07/14/28	698,075
860,000	Oscar US Funding XII, LLC Series 2021-1A, Class A4* 1.000%, 04/10/28	795,132
418,695	Oscar US Funding XIII, LLC Series 2021-2A, Class A2* 0.390%, 08/12/24	414,355
270,512	Pawnee Equipment Receivables, LLC Series 2020-1, Class A* 1.370%, 11/17/25	267,660
315,998	Pawneee Equipment Receivables, LLC Series 2021-1, Class A2* 1.100%, 07/15/27	303,046
750,000	Pawneee Equipment Receivables, LLC Series 2022-1, Class A3* 5.170%, 02/15/28	745,824

PRINCIPAL AMOUNT		VALUE
400,000	PenFed Auto Receivables Owner Trust Series 2022-A, Class A3* 3.960%, 04/15/26	$394,867
300,000	PenFed Auto Receivables Owner Trust Series 2022-A, Class A4* 4.180%, 12/15/28	296,942
1,240,000	Progress Residential Trust Series 2019-SFR4, Class A* 2.687%, 10/17/36	1,187,769
792,000	Progress Residential Trust Series 2021-SFR5, Class B* 1.658%, 07/17/38	699,768
1,385,522	SoFi Professional Loan Program Trust Series 2020-C, Class AFX* 1.950%, 02/15/46	1,272,121
979,798	SoFi Professional Loan Program, LLC Series 2017-F, Class A2FX* 3.600%, 02/25/48	949,292
1,615,000	Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A* 2.560%, 11/25/31	1,563,964
113,760	World Omni Select Auto Trust Series 2020-A, Class A3 0.550%, 07/15/25	112,912

		31,991,969

	Health Care (0.3%)
1,000,000	DT Auto Owner Trust Series 2022-2A, Class B* 4.220%, 01/15/27	983,558

	Industrials (0.2%)
1,000,000	John Deere Owner Trust Series 2021-B, Class A4 0.740%, 05/15/28	918,050

	Other (5.7%)
2,000,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2* 1.937%, 08/15/46	1,770,676
1,305,659	Amur Equipment Finance Receivables VIII, LLC Series 2020-1A, Class C* 3.060%, 04/20/26	1,283,076
600,000	Amur Equipment Finance Receivables XI, LLC Series 2022- 2A, Class A2* 5.300%, 06/21/28	597,134
1,144,400	Atalaya Equipment Leasing Trust Series 2021-1A, Class A2* 1.230%, 05/15/26	1,115,177
1,000,000	BA Credit Card Trust Series 2022- A1, Class A1 3.530%, 11/15/27	979,199
330,000	CCG Receivables Trust Series 2021-2, Class B* 1.270%, 03/14/29	301,106
1,473,333	CLI Funding VI, LLC Series 2020- 3A, Class A* 2.070%, 10/18/45	1,311,350
144,254	CNH Equipment Trust Series 2020-A, Class A3 1.160%, 06/16/25	142,384
1,609,000	CNH Equipment Trust Series 2020-A, Class B 2.300%, 10/15/27	1,549,046

See accompanying Notes to Schedule of Investments

9

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,000,000	Daimler Trucks Retail Trust Series 2022-1, Class A3 5.230%, 02/17/26	$1,001,255
1,000,000	DLLAD, LLC - Class A3* 4.790%, 01/20/28	999,150
500,000	HPEFS Equipment Trust Series 2021-1A, Class B* 0.570%, 03/20/31	489,058
1,250,000	HPEFS Equipment Trust Series 2022-1A, Class B* 1.790%, 05/21/29	1,191,786
250,000	HPEFS Equipment Trust Series 2022-2A, Class B* 4.200%, 09/20/29	243,461
246,501	MVW Owner Trust Series 2019- 1A, Class A* 2.890%, 11/20/36	232,997
397,948	SCF Equipment Leasing, LLC Series 2020-1A, Class A3* 1.190%, 10/20/27	389,846
972,765	SCF Equipment Leasing, LLC Series 2021-1A, Class A3* 0.830%, 08/21/28	931,187
500,000	Tesla Auto Lease Trust Series 2021-A, Class B* 1.020%, 03/20/25	480,497
775,000	Tesla Auto Lease Trust Series 2021-B, Class B* 0.910%, 09/22/25	722,019
1,000,000	USAA Auto Owner Trust Series 2022-A, Class A3* 4.860%, 11/16/26	1,001,454
1,485,417	Vantage Data Centers Issuer, LLC Series 2018-2A, Class A2* 4.196%, 11/15/43	1,459,873
1,000,000	Verizon Master Trust - Class A‡ 4.490%, 01/22/29	1,000,474
2,000,000	World Omni Auto Receivables Trust Series 2022-B, Class A3 3.250%, 07/15/27	1,948,125

		21,140,330

	Utilities (0.5%)
18,775	Harley-Davidson Motorcycle Trust Series 2020-A, Class A3 1.870%, 10/15/24	18,736
2,000,000	Harley-Davidson Motorcycle Trust Series 2022-A, Class A3 3.060%, 02/15/27	1,949,200

		1,967,936

	TOTAL ASSET BACKED SECURITIES (Cost $66,230,389)	63,564,922

MUNICIPAL OBLIGATIONS (4.0%)

	Airlines (0.1%)
250,000	Dallas Fort Worth International Airport 1.041%, 11/01/23	243,112

	Other (3.7%)
400,000	Alaska Housing Finance Corp. 0.846%, 12/01/23	387,607

PRINCIPAL AMOUNT		VALUE
250,000	Armada Area Schools 0.950%, 05/01/25	$231,139
155,000	City of Auburn CA 0.961%, 06/01/25	141,884
250,000	City of Carbondale IL 2.163%, 12/01/23	243,410
280,000	City of Mishawaka IN 4.680%, 02/15/26	279,255
205,000	City of Mishawaka IN 4.700%, 08/15/26	204,599
1,000,000	City of Montclair CA 0.926%, 06/01/24	946,458
850,000	City of San Ramon CA 0.490%, 07/01/23	832,236
500,000	City of Wheaton IL 0.786%, 12/01/24	466,177
300,000	City of Willows CA 0.770%, 08/01/23	293,087
300,000	Colorado Housing and Finance Authority 1.650%, 11/01/25	278,549
150,000	Colorado Housing and Finance Authority 0.858%, 11/01/24	142,114
250,000	Corona-Norco Unified School District 1.000%, 09/01/25	226,835
250,000	County of Bergen NJ 2.000%, 11/01/23	244,470
295,000	County of San Diego CA 0.600%, 10/01/23	286,659
155,000	County of Santa Cruz AZ Pledged Revenue 1.250%, 07/01/24	145,989
250,000	Cypress-Fairbanks Independent School District 5.000%, 02/15/25	252,818
400,000	Duluth Independent School District No 709 2.000%, 02/01/23	400,000
175,000	Encinitas Public Financing Authority 1.020%, 10/01/25	160,319
175,000	Encinitas Public Financing Authority 0.790%, 10/01/24	164,365
400,000	Fairfield Facilities Corp. 2.000%, 09/01/24	381,848
250,000	Galveston Independent School District 5.000%, 02/01/25	252,491
175,000	Haverstraw-Stony Point Central School District 0.790%, 05/01/23	173,097
200,000	Indiana Bond Bank 0.650%, 02/01/24	191,082
200,000	Indiana Bond Bank 0.470%, 02/01/23	200,000
640,000	Kentucky Housing Corp. 0.550%, 07/01/23	628,201
500,000	Lake Central Multi-District School Building Corp. 0.853%, 01/15/24	479,983
200,000	Lakeside Fire Protection District 1.250%, 08/01/23	196,030
125,000	Lakeside Fire Protection District 1.620%, 08/01/24	118,825

See accompanying Notes to Schedule of Investments

10

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
215,000	Minnetonka Independent School District No 276 2.000%, 01/01/24	$209,665
390,000	New York City Transitional Finance Authority Future Tax Secured Revenue 1.250%, 05/01/26	352,296
255,000	New York State Dormitory Authority 2.438%, 02/15/26	239,835
150,000	Pharr San Juan Alamo Independent School District TX 5.000%, 02/01/25	151,373
250,000	Reedy Creek Improvement District 1.549%, 06/01/23	246,738
265,000	Sallisaw Municipal Authority 1.420%, 09/01/24	250,197
400,000	San Bernardino City Unified School District 0.792%, 08/01/23	391,651
250,000	Thornapple Kellogg School District 0.930%, 05/01/25	231,614
250,000	Town of Oyster Bay NY 2.000%, 08/15/23	245,909
525,000	Town of Stratford CT 0.956%, 08/01/24	496,312
400,000	Verizon Master Trust - Class A 3.000%, 06/01/25	383,099
250,000	Village of Tarrytown NY 2.000%, 10/15/23	245,220
300,000	Virginia Housing Development Authority 0.607%, 09/01/23	292,692
400,000	West Mifflin Sanitary Sewer Municipal Authority 1.052%, 08/01/23	392,197
125,000	Wichita Falls 4B Sales Tax Corp. 1.049%, 09/01/25	113,966
340,000	Williamston Community Schools School District 1.050%, 05/01/25	315,859

		13,508,150

	Utilities (0.2%)
505,000	Augusta GA Water & Sewer Revenue 4.300%, 10/01/26	503,148
135,000	City of Fountain Company Electric Water & Wastewater Utility Enterprise Revenue 0.930%, 12/01/23	130,210
260,000	Twin Lakes Regional Sewer District 0.570%, 07/01/23	255,308

		888,666

	TOTAL MUNICIPAL OBLIGATIONS (Cost $15,233,516)	14,639,928

RESIDENTIAL MORTGAGE BACKED SECURITIES (1.0%)
1,080,775	BANK 2019-BNK16 3.933%, 02/15/52	1,063,474

PRINCIPAL AMOUNT		VALUE
181,889	CSAIL 2017-CX9 Commercial Mortgage Trust 3.054%, 09/15/50	$178,677
1,575,470	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4*‡ 2.500%, 09/25/51	1,390,253
600,736	GS Mortgage-Backed Securities Trust 2021-PJ11*‡ 2.500%, 04/25/52	531,495
392,715	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 3.773%, 04/15/47	390,060
111,268	Wells Fargo Commercial Mortgage Trust 2015-LC20 2.678%, 04/15/50	111,268
50,049	WFRBS Commercial Mortgage Trust 2014-LC14 3.522%, 03/15/47	49,593

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $3,998,452)	3,714,820

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.6%)
9,393,916	State Street Navigator Securities Lending Government Money Market Portfolio, 4.290%†	9,393,916

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $9,393,916)	9,393,916

TOTAL INVESTMENTS (102.0%)
(Cost $388,307,795)		376,484,691

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.5%)		(9,393,916)

OTHER ASSETS, LESS LIABILITIES (0.5%)		2,134,749

NET ASSETS (100.0%)		$369,225,524

See accompanying Notes to Schedule of Investments

11

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2023.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

†	Represents investment of cash collateral received from securities on loan as of January 31, 2023.

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
11,600,000	U.S. Treasury Note 5-Year	Mar 2023	$12,672,094	$9,376
Sales
10,000,000	U.S. Treasury Note 2-Year	Mar 2023	$10,282,422	$(7,149)

See accompanying Notes to Schedule of Investments

12

Notes to Schedules of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of twenty series, Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth Fund, Growth and Income Fund, Dividend Growth Fund, Select Fund, International Growth Fund , Evolving World Growth Fund, Global Equity Fund, Global Opportunities Fund, International Small Cap Growth Fund (commenced operations on March 31, 2022), Global Sustainable Equities Fund (commenced operations on December 17, 2021), Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The Trust currently offers Class A, Class C (except Timpani SMID Growth Fund and Short-Term Bond Fund), and Class I shares of each of the Funds. Class R6 shares are offered in Market Neutral Income Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth and Income Fund, International Growth Fund, Global Equity Fund, International Small Cap Growth Fund, and Global Sustainable Equities Fund only.

Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”) to perfom fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are dertermined. The valuation of the Funds’ investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Notes to Schedules of Investments

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of January 31, 2023, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at January 31, 2023 was as follows:*

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Market Neutral Income Fund	$11,227,966,694	$2,769,189,172	$(1,432,947,688)	$1,336,241,484
Hedged Equity Fund	468,831,776	126,667,331	(23,452,157)	103,215,174
Phineus Long/Short Fund	260,785,428	88,057,978	(40,346,825)	47,711,153
Convertible Fund	984,442,076	87,768,030	(58,767,133)	29,000,897
Global Convertible Fund	148,548,252	9,599,826	(26,034,448)	(16,434,622)
Timpani Small Cap Growth Fund	262,931,134	50,872,730	(1,621,657)	49,251,073
Timpani SMID Growth Fund	14,732,050	2,668,190	(92,553)	2,575,637
Growth Fund	852,048,291	298,974,907	(9,165,615)	289,809,292
Growth and Income Fund	1,385,239,709	855,135,575	(33,435,788)	821,699,787
Dividend Growth Fund	11,974,160	6,384,097	(181,191)	6,202,906
Select Fund	32,215,719	9,831,145	(22,623)	9,808,522
International Growth Fund	194,856,326	39,510,507	(3,463,467)	36,047,040
Evolving World Growth Fund	391,922,014	59,250,484	(14,320,693)	44,929,791
Global Equity Fund	56,045,819	23,796,376	(459,246)	23,337,130
Global Opportunities Fund	180,587,525	44,767,878	(2,594,946)	42,172,932
International Small Cap Growth Fund	2,192,977	173,106	(90,184)	82,922
Global Sustainable Equities Fund	6,737,893	284,021	(706,535)	(422,514)
Total Return Bond Fund	38,106,297	164,280	(3,247,525)	(3,083,245)
High Income Opportunities Fund	42,378,544	227,462	(4,329,812)	(4,102,350)
Short-Term Bond Fund	388,307,795	1,071,462	(12,892,339)	(11,820,877)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.